UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 02/29/2008

Item 1 – Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE   LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

Semi-Annual Report

FEBRUARY 29, 2008 | (UNAUDITED)

BlackRock Insured Municipal Income Trust (BYM)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Trust II (BLE)

BlackRock California Insured Municipal Income Trust (BCK)

BlackRock California Municipal Bond Trust (BZA)

BlackRock California Municipal Income Trust II (BCL)

BlackRock Florida Insured Municipal Income Trust (BAF)

BlackRock Florida Municipal Bond Trust (BIE)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Insured Municipal Income Trust (BSE)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

Page

2	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter 2008 with no relief. January and February proved to be trying months for equities, but strong ones for some areas of the bond market, as fears of an economic recession swelled. The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, more than matched those cuts in January alone. Responding to a slowing economy and continued fallout from chaos in the credit markets, the Fed cut interest rates 75 basis points in a rare unscheduled session on January 22, and followed with a 50-basis-point cut at its regular meeting on January 30. Another 75-basis-point cut on March 18 brought the target rate to 2.25%.

Reverberations from the U.S. subprime mortgage collapse, and the associated liquidity and credit crisis, continue to permeate global financial markets. The S&P 500 Index of U.S. stocks was down in February, marking the fourth consecutive month of negative returns. International markets, while not unscathed, generally have outperformed their U.S. counterparts so far in 2008. Emerging markets, benefiting from stronger economic growth rates, have done particularly well.

In fixed income markets, fears related to the economic slowdown and related credit crisis have led to a prolonged flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quality government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.53% by the end of February, while prices correspondingly rose. After setting a new-issuance record in 2007, supply in the municipal bond market has been on the decline for four consecutive months (measured year over year). The market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. By period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Against this backdrop, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of February 29, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	-8.79%	-3.60%

Small cap U.S. equities (Russell 2000 Index)	-12.91	-12.44

International equities (MSCI Europe, Australasia, Far East Index)	-4.71	+0.84

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+5.67	+7.30

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	-0.60	-1.17

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	-1.39	-3.08

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Trust Summary as of February 29, 2008 (Unaudited)	BlackRock Insured Municipal Income Trust

Investment Objective

BlackRock Insured Municipal Income Trust (BYM) seeks to provide high current income exempt from regular federal income taxes. The Trust will invest at least 80% of its total assets in municipal obligations that are insured as to the timely payment of both principal and interest.

Performance

For the six months ended February 29, 2008, the Trust returned -4.92% based on market price, with dividends reinvested. The Trust’s return based on net asset value (“NAV”) was -9.04%, with dividends reinvested, while the Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of -6.11% on an NAV basis. The Trust’s performance was negatively impacted by three primary factors: exposure to the long end of the municipal curve, which underperformed as the curve steepened significantly; a widening in credit spreads and insured credit spreads with weaker underlying ratings; and the massive underperformance of municipal cash relative to the Trust’s Bond Market Association hedges. The entire municipal insurance industry experienced unprecedented stress during the period, leading to their first-ever downgrades. Many of the problems caused by the stress on the insurers remained unresolved at period-end.

Trust Information

Symbol on New York Stock Exchange	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 29, 2008 ($13.30)[1]	5.50%
Tax Equivalent Yield[2]	8.46%
Current Monthly Distribution per Common Share[3]	$.061
Current Annualized Distribution per Common Share[3]	$.732
Leverage as of February 29, 2008[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Auction Market Preferred Shares (“Preferred Shares”) that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	2/29/08	8/31/07	Change		High	Low

Market Price	$13.30	$14.35	(7.32%	)	$15.15	$13.28
Net Asset Value	$13.14	$14.82	(11.34%	)	$15.35	$13.14

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	2/29/08	8/31/07

Transportation	25%	24%
Water & Sewer	19	18
Tax Revenue	11	12
City, County & State	11	13
Education	9	8
Power	9	9
Tobacco	6	6
Hospitals	6	7
Lease Revenue	3	2
Industrial & Pollution Control	1	1

Credit Quality Allocations[5]

Credit Rating	2/29/08	8/31/07

AAA/Aaa	74%	92%
AA/Aa	15	2
A	8	2
BBB/Baa	3	4

[5]	Using the highest of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) ratings.

4	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Trust Summary as of February 29, 2008 (Unaudited)	BlackRock Municipal Bond Trust

Investment Objective

BlackRock Municipal Bond Trust (BBK) seeks to provide current income exempt from regular federal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Trust’s investment advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 29, 2008, the Trust returned -6.38% based on market price, with dividends reinvested. The Trust’s return based on NAV was -9.14%, with dividends reinvested. For the same period, the Lipper General Municipal Debt Funds (leveraged) category posted an average return of -6.37% on a NAV basis. The Trust’s performance was negatively impacted by exposure to capital appreciation bonds, as well as lower-rated and non-rated credits. Both areas suffered in a market environment characterized by rising long-term rates and substantially wider credit spreads. An above-average dividend yield helped to mitigate these negative influences somewhat.

Trust Information

Symbol on New York Stock Exchange	BBK
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2008 ($14.85)[1]	6.18%
Tax Equivalent Yield[2]	9.51%
Current Monthly Distribution per Common Share[3]	$.0765
Current Annualized Distribution per Common Share[3]	$.918
Leverage as of February 29, 2008[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	2/29/08	8/31/07	Change		High	Low

Market Price	$14.85	$16.50	(10.00%	)	$17.39	$14.11
Net Asset Value	$13.60	$15.57	(12.65%	)	$15.95	$13.60

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	2/29/08	8/31/07

Hospitals	25%	26%
City, County & State	14	15
Industrial & Pollution Control	13	14
Housing	11	11
Tax Revenue	9	7
Power	8	6
Transportation	7	8
Education	5	5
Water & Sewer	4	4
Tobacco	3	3
Lease Revenue	1	1

Credit Quality Allocations[5]

Credit Rating	2/29/08	8/31/07

AAA/Aaa	35%	34%
AA/Aa	12	16
A	15	15
BBB/Baa	17	18
BB/Ba	2	6
B	6	5
CCC/Caa	1	–
Not Rated[6]	12	6

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2008 and August 31, 2007, the market value of these securities was $4,039,312 representing 2% and $2,980,782 representing 1%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	5

Trust Summary as of February 29, 2008 (Unaudited)	BlackRock Municipal Income Trust II

Investment Objective

BlackRock Municipal Income Trust II (BLE) seeks to provide high current income exempt from regular federal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Adviser to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 29, 2008, the Trust returned -7.55% based on market price, with dividends reinvested. The Trust’s return based on NAV was -9.92%, with dividends reinvested. For the same period, the Lipper General Municipal Debt Funds (leveraged) category posted an average return of -6.37% on a NAV basis. The Trust’s performance was negatively impacted by exposure to capital appreciation bonds, as well as lower-rated and non-rated credits. Both areas suffered in a market environment characterized by rising long-term rates and substantially wider credit spreads. An above-average dividend yield helped to mitigate these negative influences somewhat.

Trust Information

Symbol on American Stock Exchange	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 29, 2008 ($13.49)[1]	6.32%
Tax Equivalent Yield[2]	9.72%
Current Monthly Distribution per Common Share[3]	$.071
Current Annualized Distribution per Common Share[3]	$.852
Leverage as of February 29, 2008[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	2/29/08	8/31/07	Change	High	Low

Market Price	$13.49	$15.05	(10.37%)	$15.85	$13.25
Net Asset Value	$13.17	$15.08	(12.67%)	$15.45	$13.17

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	2/29/08	8/31/07

Hospitals	26%	26%
Industrial & Pollution Control	16	16
City, County & State	12	13
Transportation	9	10
Tax Revenue	7	8
Housing	7	7
Water & Sewer	7	6
Power	7	6
Tobacco	4	4
Education	4	3
Lease Revenue	1	1

Credit Quality Allocations[5]

Credit Rating	2/29/08	8/31/07

AAA/Aaa	31%	33%
AA/Aa	16	16
A	11	12
BBB/Baa	20	20
BB/Ba	1	3
B	6	5
CCC/Caa	1	—
Not Rated[6]	14	11

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2008 and August 31, 2007, the market value of these securities was $29,428,628 representing 6% and $24,066,103 representing 4%, respectively, of the Trust’s long-term investments.

6	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Trust Summary as of February 29, 2008 (Unaudited)	BlackRock California Insured Municipal Income Trust

Investment Objective

BlackRock California Insured Municipal Income Trust (BCK) seeks to provide high current income exempt from regular federal income taxes and California income taxes. The Trust will invest at least 80% of its total assets in municipal obligations that are insured as to the timely payment of both principal and interest.

Performance

For the six months ended February 29, 2008, the Trust returned -5.85% based on market price, with dividends reinvested. The Trust’s return based on NAV was -8.93%, with dividends reinvested. For the same period, the Lipper California Insured Municipal Debt Funds category posted an average return of -6.64% on a NAV basis. The Trust’s performance was impacted by two key factors: exposure to the long end of the municipal yield curve, which underperformed as the curve steepened; and pressure on municipal bond insurers, which affected the entire insured municipal marketplace. The Trust’s underweight of lower-rated credits was a negative factor as insured bonds lost any premium value.

Trust Information

Symbol on New York Stock Exchange	BCK
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 29, 2008 ($13.14)[1]	5.30%
Tax Equivalent Yield[2]	8.15%
Current Monthly Distribution per Common Share[3]	$.058
Current Annualized Distribution per Common Share[3]	$.696
Leverage as of February 29, 2008[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	2/29/08	8/31/07	Change	High	Low

Market Price	$13.14	$14.30	(8.11%)	$15.05	$13.14
Net Asset Value	$13.03	$14.66	(11.12%)	$15.34	$13.03

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	2/29/08	8/31/07

Water & Sewer	34%	31%
Education	17	25
City, County & State	16	13
Lease Revenue	12	9
Power	7	10
Transportation	6	5
Tax Revenue	3	2
Hospitals	3	3
Housing	2	2

Credit Quality Allocations[5]

Credit Rating	2/29/08	8/31/07

AAA/Aaa	97%	98%
A	3	2

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	7

Trust Summary as of February 29, 2008 (Unaudited)	BlackRock California Municipal Bond Trust

Investment Objective

BlackRock California Municipal Bond Trust (BZA) seeks to provide current income exempt from regular federal income taxes and California income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Adviser to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 29, 2008, the Trust returned -1.54% based on market price, with dividends reinvested. The Trust’s return based on NAV was -4.18%, with dividends reinvested. For the same period, the Lipper California Municipal Debt Funds category posted an average return of -5.86% on a NAV basis. The Trust’s performance was impacted by three key factors: exposure to the long end of the municipal yield curve, which underperformed as the curve steepened; a widening in credit spreads, which negatively impacted uninsured credits in the portfolio; a lower relative duration stance, which benefited the portfolio as rates rose.

Trust Information

Symbol on New York Stock Exchange	BZA
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2008 ($15.74)[1]	5.87%
Tax Equivalent Yield[2]	9.03%
Current Monthly Distribution per Common Share[3]	$.077
Current Annualized Distribution per Common Share[3]	$.924
Leverage as of February 29, 2008[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	2/29/08	8/31/07	Change		High	Low

Market Price	$15.74	$16.50	(4.61%	)	$17.35	$15.05
Net Asset Value	$14.25	$15.35	(7.17%	)	$15.90	$14.25

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	2/29/08	8/31/07

Hospitals	24%	21%
Education	20	22
Housing	16	14
City, County & State	13	13
Tobacco	9	8
Industrial & Pollution Control	6	5
Transportation	5	7
Power	2	—
Lease Revenue	2	2
Water & Sewer	1	7
Tax Revenue	1	—
Resource Recovery	1	1

Credit Quality Allocations[5]

Credit Rating	2/29/08	8/31/07

AAA/Aaa	28%	32%
AA/Aa	13	12
A	34	33
BBB/Baa	10	15
B	3	2
Not Rated	12	6

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

8	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Trust Summary as of February 29, 2008 (Unaudited)	BlackRock California Municipal Income Trust II

Investment Objective

BlackRock California Municipal Income Trust II (BCL) seeks to provide high current income exempt from regular federal income taxes and California income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Adviser to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 29, 2008, the Trust returned -2.91% based on market price, with dividends reinvested. The Trust’s return based on NAV was -9.04%, with dividends reinvested. For the same period, the Lipper California Municipal Debt Funds category posted an average return of -5.86% on a NAV basis. The Trust’s performance was impacted by three key factors: exposure to the long end of the municipal yield curve, which underperformed as the curve steepened; a widening in credit spreads, which negatively impacted uninsured credits in the portfolio; and additional pressure on insured zero-coupon securities held in the portfolio.

Trust Information

Symbol on American Stock Exchange	BCL
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 29, 2008 ($13.63)[1]	5.77%
Tax Equivalent Yield[2]	8.88%
Current Monthly Distribution per Common Share[3]	$.0655
Current Annualized Distribution per Common Share[3]	$.786
Leverage as of February 29, 2008[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.

[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	2/29/08	8/31/07	Change	High	Low

Market Price	$13.63	$14.44	(5.61%)	$15.35	$13.51
Net Asset Value	$13.23	$14.96	(11.56%)	$15.40	$13.23

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	2/29/08	8/31/07

City, County & State	22%	25%
Tobacco	14	13
Education	13	15
Housing	12	5
Hospitals	12	12
Transportation	8	10
Power	6	5
Industrial & Pollution Control	5	5
Water & Sewer	3	6
Lease Revenue	3	3
Resource Recovery	1	1
Tax Revenue	1	—

Credit Quality Allocations[5]

Credit Rating	2/29/08	8/31/07

AAA/Aaa	54%	55%
AA/Aa	7	5
A	16	20
BBB/Baa	6	7
B	1	1
Not Rated[6]	16	12

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2008 the market value of these securities was $7,215,690 representing 4% of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	9

Trust Summary as of February 29, 2008 (Unaudited)	BlackRock Florida Insured Municipal Income Trust

Investment Objective

BlackRock Florida Insured Municipal Income Trust (BAF) seeks to provide current income exempt from regular federal income taxes and Florida intangible personal property taxes. The Trust will invest at least 80% of its total assets in municipal obligations that are insured as to the timely payment of both principal and interest.

Performance

For the six months ended February 29, 2008, the Trust returned -5.93% based on market price, with dividends reinvested. The Trust’s return based on NAV was -6.46%, with dividends reinvested. For the same period, the Lipper Florida Municipal Debt Funds category posted an average return of -5.59% on an NAV basis. (The Lipper group consists of insured and uninsured funds.) The Trust’s performance was affected by several key factors: exposure to the long end of the municipal yield curve, which, along with discount-coupon bonds, underperformed as the curve steepened; a widening in credit spreads, which negatively impacted uninsured credits in the portfolio; pressure on municipal bond insurers, which affected the entire insured municipal marketplace; and hedge positions, which contributed positively given their low correlation to the factors causing municipal underperformance.

Trust Information

Symbol on New York Stock Exchange	BAF
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 29, 2008 ($12.42)[1]	5.60%
Tax Equivalent Yield[2]	8.62%
Current Monthly Distribution per Common Share[3]	$ .058
Current Annualized Distribution per Common Share[3]	$ .696
Leverage as of February 29, 2008[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	2/29/08	8/31/07	Change		High	Low

Market Price	$12.42	$13.55	(8.34%	)	$14.30	$12.38
Net Asset Value	$13.38	$14.68	(8.86%	)	$15.27	$13.38

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	2/29/08	8/31/07

Tax Revenue	26%	25%
City, County & State	21	20
Education	16	16
Hospitals	12	9
Transportation	8	9
Power	7	11
Water & Sewer	7	6
Lease Revenue	3	4

Credit Quality Allocations[5]

Credit Rating	2/29/08	8/31/07

AAA/Aaa	85%	88%
AA/Aa	3	7
A	8	1
Not Rated[6]	4	4

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2008 and August 31, 2007, the market value of these securities was $3,756,186 representing 4% and $3,995,690 representing 2%, respectively, of the Trust’s long-term investments.

10	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Trust Summary as of February 29, 2008 (Unaudited)	BlackRock Florida Municipal Bond Trust

Investment Objective

BlackRock Florida Municipal Bond Trust (BIE) seeks to provide current income exempt from regular federal income taxes and Florida intangible personal property taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Adviser to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 29, 2008, the Trust returned -1.02% based on market price, with dividends reinvested. The Trust’s return based on NAV was -4.07%, with dividends reinvested. For the same period, the Lipper Florida Municipal Debt Funds category posted an average return of -5.59% on an NAV basis. (Notably, the Lipper group consists of both insured and uninsured funds.) The Trust’s performance for the period was enhanced by its large overweight position in prerefunded securities. This sector had the best performance during the past six months as an investor flight to quality gained momentum toward the end of 2007.

Trust Information

Symbol on New York Stock Exchange	BIE
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2008 ($15.16)[1]	6.16%
Tax Equivalent Yield[2]	9.48%
Current Monthly Distribution per Common Share[3]	$.077808
Current Annualized Distribution per Common Share[3]	$.933696
Leverage as of February 29, 2008[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	2/29/08	8/31/07	Change		High	Low

Market Price	$15.16	$15.82	(4.17%	)	$16.70	$14.40
Net Asset Value	$14.35	$15.45	(7.12%	)	$15.86	$14.35

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	2/29/08	8/31/07

Hospitals	37%	34%
Tax Revenue	18	18
City, County & State	13	11
Education	10	11
Lease Revenue	6	6
Housing	6	6
Water & Sewer	4	3
Transportation	3	3
Power	2	6
Industrial & Pollution Control	1	2

Credit Quality Allocations[5]

Credit Rating	2/29/08	8/31/07

AAA/Aaa	36%	40%
AA/Aa	12	20
A	23	14
BBB/Baa	8	12
BB/Ba	2	2
Not Rated[6]	19	12

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2008 and August 31, 2007, the market value of these securities was $4,962,693 representing 10% and $1,525,724 representing 2%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	11

Trust Summary as of February 29, 2008 (Unaudited)	BlackRock Maryland Municipal Bond Trust

Investment Objective

BlackRock Maryland Municipal Bond Trust (BZM) seeks to provide current income exempt from regular federal income taxes and Maryland personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Adviser to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 29, 2008, the Trust returned -8.13% based on market price, with dividends reinvested. The Trust’s return based on NAV was -4.78%, with dividends reinvested. For the same period, the Lipper Other States Municipal Debt Funds category posted an average return of -4.52% on a NAV basis. The Trust’s performance was impacted by three key factors: exposure to the long end of the municipal yield curve, which underperformed as the curve steepened; a widening in credit spreads, which negatively impacted uninsured credits in the portfolio; and pressure on municipal bond insurers, which affected the entire insured municipal marketplace.

Trust Information

Symbol on American Stock Exchange	BZM
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2008 ($15.53)[1]	5.51%
Tax Equivalent Yield[2]	8.48%
Current Monthly Distribution per Common Share[3]	$.07135
Current Annualized Distribution per Common Share[3]	$.8562
Leverage as of February 29, 2008[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	2/29/08	8/31/07	Change		High	Low

Market Price	$15.53	$17.43	(10.90%	)	$17.83	$14.60
Net Asset Value	$13.77	$14.91	(7.65%	)	$15.45	$13.77

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	2/29/08	8/31/07

Hospitals	22%	18%
Education	21	21
City, County & State	21	24
Water & Sewer	12	12
Transportation	8	8
Housing	6	6
Lease Revenue	5	5
Tobacco	3	3
Tax Revenue	2	—
Power	—	3

Credit Quality Allocations[5]

Credit Rating	2/29/08	8/31/07

AAA/Aaa	33%	37%
AA/Aa	9	10
A	31	29
BBB/Baa	11	13
Not Rated	16	11

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

12	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Trust Summary as of February 29, 2008 (Unaudited)	BlackRock New Jersey Municipal Bond Trust

Investment Objective

BlackRock New Jersey Municipal Bond Trust (BLJ) seeks to provide current income exempt from regular federal income taxes and New Jersey gross income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Adviser to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 29, 2008, the Trust returned -0.44% based on market price, with dividends reinvested. The Trust’s return based on NAV was -6.98%, with dividends reinvested. For the same period, the Lipper New Jersey Municipal Debt Funds category posted an average return of -6.02% on a NAV basis. The Trust’s performance was impacted by several key factors: exposure to the long end of the municipal yield curve, which, along with discounted coupon bonds, underperformed as the curve steepened; a widening in credit spreads, which negatively impacted uninsured credits in the portfolio; pressure on municipal bond insurers, which affected the entire insured municipal marketplace; and hedges, which exhibited low correlation to the factors causing municipal underperformance.

Trust Information

Symbol on American Stock Exchange	BLJ
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2008 ($16.30)[1]	5.79%
Tax Equivalent Yield[2]	8.91%
Current Monthly Distribution per Common Share[3]	$.078582
Current Annualized Distribution per Common Share[3]	$.942984
Leverage as of February 29, 2008[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	2/29/08	8/31/07	Change		High	Low

Market Price	$16.30	$16.90	(3.55%	)	$18.35	$15.69
Net Asset Value	$13.86	$15.38	(9.88%	)	$15.78	$13.86

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	2/29/08	8/31/07

Hospitals	33%	32%
Education	13	13
Transportation	12	12
City, County & State	10	10
Industrial & Pollution Control	7	7
Housing	6	6
Tax Revenue	6	7
Tobacco	6	7
Power	5	4
Lease Revenue	1	1
Water & Sewer	1	1

Credit Quality Allocations[5]

Credit Rating	2/29/08	8/31/07

AAA/Aaa	38%	38%
A	22	15
BBB/Baa	18	39
B	5	5
Not Rated	17	3

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	13

Trust Summary as of February 29, 2008 (Unaudited)	BlackRock New York Insured Municipal Income Trust

Investment Objective

BlackRock New York Insured Municipal Income Trust (BSE) seeks to provide high current income exempt from regular federal income taxes and New York State and New York City personal income taxes. The Trust will invest at least 80% of its total assets in municipal obligations that are insured as to the timely payment of both principal and interest. BSE is currently 100% invested in securities which are not subject to the alternative minimum tax (AMT).

Performance

For the six months ended February 29, 2008, the Trust returned -4.57% based on market price, with dividends reinvested. The Trust’s return based on NAV was -7.93%, with dividends reinvested. For the same period, the Lipper New York Insured Municipal Debt Funds category posted an average return of -5.24% on a NAV basis. The Trust’s performance was impacted by several key factors: exposure to the long end of the municipal yield curve, which, along with discounted coupon bonds, underperformed as the curve steepened; a widening in credit spreads, which negatively impacted uninsured credits in the portfolio; pressure on municipal bond insurers, which affected the entire insured municipal marketplace; and hedges, which exhibited low correlation to the factors causing municipal underperformance.

Trust Information

Symbol on New York Stock Exchange	BSE
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 29, 2008 ($13.12)[1]	5.30%
Tax Equivalent Yield[2]	8.15%
Current Monthly Distribution per Common Share[3]	$.058
Current Annualized Distribution per Common Share[3]	$.696
Leverage as of February 29, 2008[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	2/29/08	8/31/07	Change		High	Low

Market Price	$13.12	$14.12	(7.08%	)	$14.99	$13.00
Net Asset Value	$13.07	$14.58	(10.36%	)	$15.16	$13.07

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	2/29/08	8/31/07

Education	31%	31%
Transportation	25	29
City, County & State	14	8
Hospitals	12	13
Tax Revenue	9	8
Water & Sewer	3	4
Power	2	4
Tobacco	2	2
Housing	1	1
Industrial & Pollution Control	1	—

Credit Quality Allocations[5]

Credit Rating	2/29/08	8/31/07

AAA/Aaa	86%	92%
AA/Aa	3	2
A	—	5
BBB/Baa	3	1
Not rated	8	—

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

14	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Trust Summary as of February 29, 2008 (Unaudited)	BlackRock New York Municipal Bond Trust

Investment Objective

BlackRock New York Municipal Bond Trust (BQH) seeks to provide current income exempt from regular federal income taxes and New York State and New York City personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Adviser to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 29, 2008, the Trust returned -0.93% based on market price, with dividends reinvested. The Trust’s return based on NAV was -3.73%, with dividends reinvested. For the same period, the Lipper New York Municipal Debt Funds category posted an average return of -4.96% on a NAV basis. The Trust’s performance was impacted by several key factors: exposure to the long end of the municipal yield curve, which, along with discounted coupon bonds, underperformed as the curve steepened; a widening in credit spreads, which negatively impacted uninsured credits in the portfolio; pressure on municipal bond insurers, which affected the entire insured municipal marketplace; and hedges, which exhibited low correlation to the factors causing municipal underperformance.

Trust Information

Symbol on New York Stock Exchange	BQH
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2008 ($15.65)[1]	5.91%
Tax Equivalent Yield[2]	9.09%
Current Monthly Distribution per Common Share[3]	$.077099
Current Annualized Distribution per Common Share[3]	$.925188
Leverage as of February 29, 2008[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	2/29/08	8/31/07	Change		High	Low

Market Price	$15.65	$16.32	(4.11%	)	$18.00	$15.65
Net Asset Value	$14.34	$15.39	(6.82%	)	$15.76	$14.34

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	2/29/08	8/31/07

Housing	17%	17%
Education	13	14
Transportation	12	12
Water & Sewer	11	11
Tax Revenue	10	8
City, County & State	9	9
Tobacco	9	10
Industrial & Pollution Control	9	9
Lease Revenue	4	5
Power	3	3
Hospitals	3	2

Credit Quality Allocations[5]

Credit Rating	2/29/08	8/31/07

AAA/Aaa	45%	43%
AA/Aa	18	19
A	11	12
BBB/Baa	11	17
BB/Ba	1	—
B	8	8
Not Rated	6	1

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	15

Trust Summary as of February 29, 2008 (Unaudited)	BlackRock New York Municipal Income Trust II

Investment Objective

BlackRock New York Municipal Income Trust II (BFY) seeks to provide high current income exempt from regular federal income taxes and New York State and New York City personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Adviser to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 29, 2008, the Trust returned -2.33% based on market price, with dividends reinvested. The Trust’s return based on NAV was -4.89%, with dividends reinvested. For the same period, the Lipper New York Municipal Debt Funds category posted an average return of -4.96% on a NAV basis. The Trust’s performance was impacted by several key factors: exposure to the long end of the municipal yield curve, which, along with discounted coupon bonds, underperformed as the curve steepened; a widening in credit spreads, which negatively impacted uninsured credits in the portfolio; pressure on municipal bond insurers, which affected the entire insured municipal marketplace; and hedges, which exhibited low correlation to the factors causing municipal underperformance.

Trust Information

Symbol on American Stock Exchange	BFY
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 29, 2008 ($13.50)[1]	5.56%
Tax Equivalent Yield[2]	8.55%
Current Monthly Distribution per Common Share[3]	$.0625
Current Annualized Distribution per Common Share[3]	$ .750
Leverage as of February 29, 2008[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	2/29/08	8/31/07	Change	High	Low

Market Price	$13.50	$14.22	(5.06%)	$15.30	$13.50
Net Asset Value	$13.72	$14.84	(7.55%)	$15.26	$13.72

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	2/29/08	8/31/07

Transportation	20%	20%
Education	18	18
Industrial & Pollution Control	15	15
Tobacco	11	11
Housing	11	10
City, County & State	8	9
Water & Sewer	5	6
Hospitals	5	4
Tax Revenue	5	5
Power	2	2

Credit Quality Allocations[5]

Credit Rating	2/29/08	8/31/07

AAA/Aaa	42%	47%
AA/Aa	29	25
A	10	13
BBB/Baa	5	8
BB/Ba	1	—
B	6	6
Not Rated	7	1

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

16	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Trust Summary as of February 29, 2008 (Unaudited)	BlackRock Virginia Municipal Bond Trust

Investment Objective

BlackRock Virginia Municipal Bond Trust (BHV) seeks to provide current income exempt from regular federal income taxes and Virginia personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Adviser to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the six months ended February 29, 2008, the Trust returned -1.08% based on market price, with dividends reinvested. The Trust’s return based on NAV was -3.21%, with dividends reinvested. For the same period, the Lipper Other States Municipal Debt Funds category posted an average return of -4.52% on a NAV basis. The Trust’s performance was impacted by three key factors: exposure to the long end of the municipal yield curve, which underperformed as the curve steepened; a widening in credit spreads, which negatively impacted uninsured credits in the portfolio; and pressure on municipal bond insurers, which affected the entire insured municipal marketplace.

Trust Information

Symbol on American Stock Exchange	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2008 ($17.20)[1]	5.05%
Tax Equivalent Yield[2]	7.77%
Current Monthly Distribution per Common Share[3]	$.072428
Current Annualized Distribution per Common Share[3]	$.869136
Leverage as of February 29, 2008[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	2/29/08	8/31/07	Change	High	Low

Market Price	$17.20	$17.85	(3.64%)	$20.60	$16.30
Net Asset Value	$14.68	$15.57	(5.72%)	$16.12	$14.68

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	2/29/08	8/31/07

Transportation	19%	21%
Hospitals	17	17
Water & Sewer	17	18
Housing	17	17
City, County & State	11	10
Industrial & Pollution Control	7	6
Education	4	4
Lease Revenue	4	4
Tobacco	3	3
Tax Revenue	1	—

Credit Quality Allocations[5]

Credit Rating	2/29/08	8/31/07

AAA/Aaa	50%	50%
AA/Aa	11	12
A	12	12
BBB/Baa	7	14
Not Rated[6]	20	12

[5]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 29, 2008 and August 31, 2007, the market value of these securities was $1,408,079 representing 4% and $1,467,072 representing 4%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	17

The Benefits and Risks of Leveraging

BlackRock Insured Municipal Income Trust (“Insured Municipal”), BlackRock California Insured Municipal Income Trust (“California Insured”), BlackRock Florida Insured Municipal Income Trust (“Florida Insured”), BlackRock New York Insured Municipal Income Trust (“New York Insured”), BlackRock Municipal Bond Trust (“Municipal Bond”), BlackRock California Municipal Bond Trust (“California Bond”), BlackRock Florida Municipal Bond Trust (“Florida Bond”), BlackRock Maryland Municipal Bond Trust (“Maryland Bond”), BlackRock New Jersey Municipal Bond Trust (“New Jersey Bond”), BlackRock New York Municipal Bond Trust (“New York Bond”), BlackRock Virginia Municipal Bond Trust (“Virginia Bond”), BlackRock Municipal Interest Trust II (“Municipal Income II”), BlackRock California Municipal Income Trust II (“California Income II”), and BlackRock New York Municipal Income Trust II (“New York Income II”) (each a “Trust” and collectively the “Trusts”) utilize leverage to seek to enhance the yield and net asset value of its Common Shares. However, these objectives cannot be achieved in all interest rate environments. To leverage, the Trusts issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. The interest earned on these investments, net of dividends to Preferred Shares, is paid to Common Shareholders in the form of dividends, and the value of each Trust’s holdings is reflected in the per share net asset value of the Trusts’ Common Shares. However, in order to benefit Common Shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit Common Shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits.

To illustrate these concepts, assume a trust’s Common Shares capitalization of $100 million and the issuance of Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. The trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the trust’s total portfolio of $150 million earns the income based on long-term interest rates. Of course, increases in short-term interest rates would reduce (and even eliminate) the dividends on the Common Shares.

In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the trust’s long-term investments and, therefore, the Common Shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely. At the same time, the market value of the trust’s Common Shares (that is, its price as listed on the New York Stock Exchange or American Stock Exchange) may, as a result, decline. Furthermore, if long-term interest rates rise, the Common Shares’ net asset value will reflect the full decline in the price of the portfolio’s investments, since the value of the Trusts’ Preferred Shares does not fluctuate. In addition to the decline in net asset value, the market value of the trust’s Common Shares may also decline.

As of February 29, 2008 each Trust had the following leverage amounts, due to Preferred Shares, of managed assets before the deduction of Preferred Shares as follows:

Leverage %

Insured Municipal	40%
Municipal Bond	39%
Municipal Income II	40%
California Insured	40%
California Bond	38%
California Income II	40%
Florida Insured	39%
Florida Bond	38%
Maryland Bond	39%
New Jersey Bond	39%
New York Insured	40%
New York Bond	38%
New York Income II	40%
Virginia Bond	37%

As a part of its investment strategy, the Trusts may invest in certain securities whose potential income return is inversely related to changes in a floating interest rate (“inverse floaters”). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the Trusts to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed rate, tax-exempt securities. To the extent a Trust invests in inverse floaters, the market value of the Trust’s portfolio and net asset value of the Trust’s shares may also be more volatile than if the Trust did not invest in these securities.

Swap Agreements

The Trusts may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom each Trust has entered into a swap will default on its obligation to pay the Trust and the risk that the Trust will not be able to meet its obligation to pay the other party to the agreement.

18	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments as of February 29, 2008 (Unaudited)	BlackRock Insured Municipal Income Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama—0.8%
Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 4.75% due 1/01/2025	$2,800	$2,594,340

Arizona—4.9%
Phoenix, Arizona, Civic Improvement Corporation, Excise Tax Revenue Bonds (Civic Plaza Expansion Project), Sub-Series A, 5% due 7/01/2041 (a)	15,000	13,837,200
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2037	4,000	3,245,320

		17,082,520

California—38.6%
Arcadia, California, Unified School District, Capital Appreciation, GO (Election of 2006), Series A, 4.96% due 8/01/2039 (b)(c)	2,000	298,320
California Infrastructure and Economic Development Bank, First Lien Revenue Bonds (Bay Area Toll Bridges Retrofit), Series A, 5% due 1/01/2028 (d)(e)	10,100	10,111,918
California State Department of Water Resources, Power Supply Revenue Bonds, Series A, 5.375% due 5/01/2012 (e)	14,000	15,292,620
California State, GO, 5% due 11/01/2037 (f)	5,000	4,656,650
Coast Community College District, California, GO (Election of 2002), Series C, 5.39% due 8/01/2036 (b)(c)	4,200	784,728
Fresno, California, Unified School District, GO (Election of 2001), Series E, 5% due 8/01/2030 (b)	1,100	1,066,780
Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series A-1 (e):
6.625% due 6/01/2013	6,500	7,352,020
6.75% due 6/01/2013	14,500	16,486,065
Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Series B1,
4.75% due 8/01/2037 (a)	4,000	3,559,600
Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B-1,
5% due 10/01/2033 (a)	17,500	16,815,750
Monterey Peninsula Community College District, California, GO, CABS, Series C (c):
5.15% due 8/01/2031	13,575	3,199,899
5.16% due 8/01/2032	14,150	3,144,838
Orange County, California, Sanitation District, COP, Series B, 5% due 2/01/2031 (b)	2,500	2,359,900
Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Rancho Redevelopment Project), Series A, 5% due 9/01/2034 (g)	500	467,975
Sacramento, California, Unified School District, GO (Election of 2002), 5% due 7/01/2030 (g)	2,700	2,608,200
San Francisco, California, City and County Public Utilities Commission, Water Revenue Refunding Bonds, Series A, 5% due 11/01/2031 (b)	15,000	14,474,400
San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds, Series A, 5.45% due 1/15/2031 (c)(g)	53,000	11,918,640

Municipal Bonds	Par (000)	Value

California—(concluded)
University of California Revenue Bonds: Series C, 4.75% due 5/15/2037 (g)	$10,000	$9,022,300

Series O, 5% due 9/01/2010 (a)(e)	9,000	9,538,920

		133,159,523

District of Columbia—2.8%
District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds, 6.75% due 5/15/2040	9,500	9,550,350

Florida—6.1%
Duval County, Florida, School Board, COP (Master Lease Program), 5% due 7/01/2033 (b)	2,800	2,613,240
Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), Series C, 5.25% due 11/15/2036	1,650	1,521,531
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5% due 8/15/2037 (b)	2,000	1,852,160
Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series B, 5% due 10/01/2037 (a)	9,500	8,822,365
Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.25% due 10/01/2038 (c)(g)	25,520	3,989,286
Miami-Dade County, Florida, Transit Sales Surtax Revenue Bonds, 4.75% due 7/01/2036 (f)	1,365	1,180,234
Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5% due 1/01/2037 (g)	1,000	929,390

		20,908,206

Georgia—4.7%
Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Bonds, Series J, 5% due 1/01/2034 (b)	3,500	3,273,585
Atlanta, Georgia, Water and Wastewater Revenue Bonds (b):
5% due 11/01/2034	2,000	1,890,160
5% due 11/01/2037	3,235	3,044,426
Atlanta, Georgia, Water and Wastewater Revenue Refunding Bonds, Series A, 5% due 11/01/2038 (a)	8,555	8,056,500

		16,264,671

Illinois—18.0%
Bolingbrook, Illinois, GO, Refunding, Series A, 4.75% due 1/01/2038 (g)	14,325	12,971,001
Chicago, Illinois, Special Transportation Revenue Bonds, 5.25% due 1/01/2027 (d)(e)	11,550	11,600,935
Illinois Municipal Electric Agency, Power Supply Revenue Bonds, Series A, 5% due 2/01/2035 (a)	10,000	9,354,600
Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds (McCormick Place Expansion), Series A, 5% due 12/15/2028 (g)	24,010	23,077,692
Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Refunding Bonds (McCormick Place Expansion), 5.50% due 6/15/2028 (c)(g)	15,000	4,654,650

		61,658,878

Portfolio Abbreviations

To simplify the listings of the Trusts’ portfolio holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list on the right.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds
PILOT	Payment in Lieu of Taxes
S/F	Single-Family
TFABS	Tobacco Flexible Amortization Bonds
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	19

Schedule of Investments (continued)	BlackRock Insured Municipal Income Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky—1.7%
Kentucky State Municipal Power Agency, Power System Revenue Bonds (Prairie State Project), Series A, 5% due 9/01/2037 (g)	$6,250	$5,822,250

Louisiana—4.6%
Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A:
5% due 5/01/2035 (a)	5,450	5,074,822
4.75% due 5/01/2039 (b)	12,100	10,902,584

		15,977,406

Massachusetts—9.1%
Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior Series A-2 (c):
4.80% due 7/01/2032	10,190	2,332,899
5.12% due 7/01/2035	3,200	617,408
Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue Refunding Bonds, Sub-Series A, 5% due 1/01/2039 (d)	24,000	22,598,400
Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 5% due 8/01/2041	5,985	5,624,882

		31,173,589

Michigan—3.2%
Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B:
5% due 7/01/2033	4,000	3,801,400
5% due 7/01/2036	2,000	1,892,740
Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5% due 7/01/2030 (a)	1,000	948,380
Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5% due 11/15/2038	5,000	4,339,400

		10,981,920

Nebraska—1.4%
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 4.75% due 2/01/2044	1,030	918,317
Public Power Generation Agency, Nebraska, Revenue Bonds (Whelan Energy Center Unit 2), Series A, 5% due 1/01/2032 (d)	4,000	3,735,840

		4,654,157

Nevada—8.2%
Reno, Nevada, Sales and Room Tax Revenue Refunding Bonds (ReTrac-Reno Transportation Rail Access Corridor Project), Senior Lien, 5.125% due 6/01/2012 (d)(e)	5,000	5,343,500
Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A (b)(e):
5% due 7/01/2011	10,000	10,575,100
5.125% due 7/01/2011	6,500	6,899,295
5.25% due 7/01/2011	5,000	5,326,800

		28,144,695

New York—3.3%
Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series A, 5% due 11/15/2031 (g)	7,000	6,708,730
New York City, New York, Trust for Cultural Resources Revenue Refunding Bonds (American Museum of Natural History), Series A, 5% due 7/01/2044 (g)	5,000	4,675,150

		11,383,880

Municipal Bonds	Par (000)	Value

Pennsylvania—3.4%
Lebanon County, Pennsylvania, Health Facilities Authority, Hospital Revenue Bonds (Good Samaritan Hospital Project), 6% due 11/15/2035	$2,500	$2,427,500
Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 3rd Series, 5.125% due 8/01/2011 (b)(e)	5,200	5,522,400
Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, 1998 General Ordinance, 7th Series, 5% due 10/01/2032 (d)	4,000	3,742,160

		11,692,060

South Carolina—6.6%
South Carolina Transportation Infrastructure Bank Revenue Bonds, Junior Lien, Series B, 5.125% due 10/01/2011 (d)(e)	10,000	10,651,000
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, 5% due 10/01/2033 (d)	12,750	12,046,455

		22,697,455

Tennessee—5.4%
Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds Covenant Health), Series A (c):
5.84% due 1/01/2022 (b)	11,705	5,324,487
5.88% due 1/01/2023 (b)	9,260	3,951,983
5.90% due 1/01/2024 (b)	8,500	3,401,615
5.91% due 1/01/2025 (b)	6,850	2,577,381
5.93% due 1/01/2026 (b)	5,000	1,759,850
5.07% due 1/01/2041	10,000	1,185,600
Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25% due 9/01/2026	650	583,895

		18,784,811

Texas—27.8%
Austin, Texas, Water and Wastewater System Revenue Refunding Bonds, 5% due 11/15/2032	5,000	4,709,000
Coppell, Texas, Independent School District, GO, Refunding, 5.64% due 8/15/2030 (c)	10,030	2,758,852
Dallas, Texas, Area Rapid Transit Revenue Refunding Bonds, Senior Lien, 5% due 12/01/2011 (d)(e)	2,350	2,497,603
Harris County, Texas, GO, Refunding (c)(g):
5.49% due 8/15/2025	7,485	2,767,504
5.20% due 8/15/2028	10,915	3,334,642
Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, 5% due 8/15/2030 (b)	5,510	5,294,283
Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Junior Lien, Series H (c)(g):
5.811% due 11/15/2038	5,785	762,116
5.826% due 11/15/2039	6,160	763,655
Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Third Lien, Series A-3 (c)(g):
5.98% due 11/15/2038	26,890	3,542,488
5.99% due 11/15/2039	27,675	3,430,870
Lewisville, Texas, Independent School District, Capital Appreciation and School Building, GO, Refunding, 4.67% due 8/15/2024 (a)(c)	5,315	1,951,881
Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO, 4.75% due 3/01/2030 (g)	1,045	941,973
North Texas Thruway Authority, Dallas North Thruway System Revenue Bonds, Series A, 5% due 1/01/2035 (b)	1,100	1,045,407
Northside, Texas, Independent School District, GO, 5.125% due 6/15/2029	9,500	9,300,405
Pearland, Texas, GO, Refunding, 4.75% due 3/01/2029 (a)	3,000	2,763,870
San Antonio, Texas, Water System Revenue Refunding Bonds (a):
5.125% due 5/15/2029	9,350	8,981,236
5.125% due 5/15/2034	10,000	9,468,500
Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5% due 8/15/2042 (d)	30,145	28,045,401

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments (concluded)	BlackRock Insured Municipal Income Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas—(concluded)
Tyler, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds (Mother Frances Hospital Regional Health Care Center), 6% due 7/01/2012 (e)	$3,000	$3,306,930

		95,666,616

Virginia—2.1%
Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company), Series A, 5.875% due 6/01/2017	3,000	3,124,620
Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power Company), Series B, 5.875% due 6/01/2017	4,000	4,208,000

		7,332,620

Washington—8.7%
Central Washington University, System Revenue Bonds, 5% due 5/01/2034 (a)	9,610	8,921,636
Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue Bonds (Chelan Hydro System), Series C, 5.125% due 7/01/2033 (d)	3,655	3,521,739
King County, Washington, Sewer Revenue Refunding Bonds, 5% due 1/01/2036 (b)	2,200	2,085,974
Port of Seattle, Washington, Revenue Bonds, Series A, 5% due 4/01/2031 (a)	4,500	4,286,655
Seattle, Washington, GO, Series F, 5.125% due 12/15/2008 (e)(g)	5.000	5,102,600
Washington State, GO, Series 02-A, 5% due 7/01/2025 (b)	6,380	6,299,484

		30,218,088

Municipal Bonds	Par (000)	Value

West Virginia—0.4%
West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and Public Safety Facilities), Series A, 5% due 6/01/2029 (g)	$1,295	$1,223,620

Total Municipal Bonds (Cost—$580,770,878)—161.8%		556,971,655

Short-Term Securities	Shares

Merrill Lynch Institutional Tax-Exempt Fund, 3.09% (h)(i)	11,718,592	11,718,592

Total Short-Term Securities (Cost—$11,718,592)—3.4%		11,718,592

Total Investments (Cost—$592,489,470*)—165.2%		568,690,247
Other Assets Less Liabilities— 1.3%		4,706,688
Preferred Shares, at Redemption Value—(66.5%)		(229,105,424)

Net Assets Applicable to Common Shares—100.0%		$344,291,511

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$592,529,743

Gross unrealized appreciation	$10,599,013
Gross unrealized depreciation	(34,377,775)

Net unrealized depreciation	$(23,778,762)

(a)	FGIC Insured.
(b)	FSA Insured.
(c)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(d)	AMBAC Insured.
(e)	U.S. government securities, held in escrow, are used to pay interest on this security as well as retire the bond in full at the date indicated, typically at premium to par.
(f)	XL Capital Insured.
(g)	MBIA Insured.
(h)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

Merrill Lynch Institutional Tax-Exempt Fund	9,418,592	$70,245

(i)	Represents the current yield as of report date.

•	Forward interest rate swaps outstanding as of February 29, 2008 were as follows:

	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay a fixed rate of 3.704% and receive a floating rate based on 1-week SIFMA Municipal Swap Index

Broker, JPMorgan Chase Expires April 2023	$15,000	$213,090

Pay a fixed rate of 3.904% and receive a floating rate based on 1-week SIFMA Municipal Swap Index

Broker, Citibank, N.A. Expires May 2028	$20,000	(209,680)

Pay a fixed rate of 3.841 and receive a floating rate based on 1-week SIFMA Municipal Swap Index

Broker, Citibank, N.A. Expires March 2033	$7,500	41,663

Pay a fixed rate of 3.905% and receive a floating rate based on 1-week SIFMA Municipal Swap Index

Broker, Citibank, N.A. Expires March 2038	$16,500	54,499

Total		$99,572

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	21

Schedule of Investments as of February 29, 2008	BlackRock Municipal Bond Trust (BBK)
(Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama—7.1%
Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit), Series C-2:
5% due 11/15/2036	$1,135	$1,035,188
5% due 11/15/2039	815	738,969
Huntsville, Alabama, Health Care Authority Revenue Bonds, Series A, 5.75% due 6/01/2011 (a)	7,500	8,124,225

		9,898,382

Arizona—4.4%
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds:
5% due 12/01/2032	2,545	2,116,040
5% due 12/01/2037	3,565	2,892,391
San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center Project):
6.25% due 5/01/2015	300	280,821
7% due 5/01/2020	300	272,748
7.25% due 5/01/2027	600	536,700

		6,098,700

California—8.8%
California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation)(b):
Sub-Series B, 5.875% due 6/01/2046	850	48,458
Sub-Series C, 6.30% due 6/01/2055	4,500	106,560
Sub-Series D, 7.251% due 6/01/2055	5,750	108,502
California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series A, 5.25% due 11/15/2046	4,100	3,751,008
California State, GO, Refunding:
5% due 6/01/2032	2,890	2,708,508
5% due 6/01/2034	1,800	1,681,254
University of California Revenue Bonds, Series B, 4.75% due 5/15/2038	2,660	2,385,461
Val Verde, California, Unified School District Financing Authority, Special Tax Refunding Bonds, Junior Lien, 6.25% due 10/01/2028	1,585	1,507,525

		12,297,276

Colorado—0.8%
Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C, 5% due 11/15/2045 (c)	635	595,185
Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds, 5.50% due 12/01/2037	635	562,394

		1,157,579

District of Columbia—13.0%
District of Columbia Revenue Bonds (Georgetown University), Series A, 6.071% due 4/01/2011 (a)(b)(d)	33,450	6,125,699
District of Columbia, Revenue Refunding Bonds (Friendship Public Charter School, Inc.), 5.25% due 6/01/2033 (e)	595	494,308
District of Columbia, Tax Increment Revenue Bonds (Gallery Place Project), 5.40% due 7/01/2031 (c)	6,000	6,022,500
District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds, 6.75% due 5/15/2040	5,580	5,609,574

		18,252,081

Municipal Bonds	Par (000)	Value

Florida—21.9%
Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds, Series A, 5% due 6/01/2038	$1,535	$1,264,825
Martin County, Florida, IDA, IDR, Refunding (Indiantown Cogeneration Project), AMT, Series A, 7.875% due 12/15/2025	6,200	6,212,028
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75% due 11/15/2021	2,810	2,823,123
Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), 5.625% due 11/15/2012 (a)	10,000	10,992,100
Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75% due 10/01/2032 (f)	1,845	1,666,478
Palm Beach County, Florida, HFA, M/F Housing Revenue Bonds (Indian Trace Apartment Project), AMT, Series A, 5.625% due 1/01/2044 (c)	7,255	6,705,651
Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7.10% due 5/01/2035	980	980,343

		30,644,548

Georgia—4.0%
Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Bonds, Series J, 5% due 1/01/2034 (c)	940	879,191
Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2037 (c)	5,000	4,705,450

		5,584,641

Illinois—18.7%
Bolingbrook, Illinois, GO, Refunding, Series B, 6.196% due 1/01/2036 (b)(g)	23,065	4,104,417
Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8% due 6/15/2023 (h)	1,150	1,056,286
Chicago, Illinois, GO, Refunding, Series A (d):
5.50% due 1/01/2011 (a)	4,340	4,663,027
5.50% due 1/01/2038	1,540	1,547,792
Illinois Health Facilities Authority, Revenue Refunding Bonds (Lake Forest Hospital), Series A, 5.75% due 7/01/2029	6,000	6,001,740
Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50% due 2/01/2035 (g)	2,005	1,735,067
Illinois State Finance Authority Revenue Bonds, Series A: (Friendship Village of Schaumburg), 5.625% due 2/15/2037	420	345,181
(Monarch Landing, Inc. Project), 7% due 12/01/2037	720	692,114
Illinois State Financing Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Sub-Series B, 5.375% due 6/01/2035	425	200,660
Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds (McCormick Place Expansion), Series A (b)(d):
6.03% due 6/15/2035	10,000	2,083,500
6.05% due 12/15/2036	10,000	1,906,100
6.06% due 12/15/2037	10,000	1,799,500

		26,135,384

Indiana—1.3%
AIG SunAmerica, Inc., Bloomington, Indiana, M/F Housing Revenue Bonds (Canterbury House Apartments), Pass-Through Certificates of Beneficial Ownership, AMT, Series 1, 5.90% due 12/01/2034	1,925	1,887,289

Kansas—3.5%
Wichita, Kansas, Airport Authority, Airport Facilities Revenue Bonds (Cessna Citation Service Center), AMT, Series A, 6.25% due 6/15/2032	5,000	4,919,700

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maryland—3.5%
Baltimore, Maryland, Special Obligation Tax Bonds (Harborview Lot Number 2), 6.50% due 7/01/2031	$1,250	$1,197,837
Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development Authority), Series B, 6.25% due 7/01/2030	2,955	2,681,456
Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (MedStar Health, Inc.), 5.50% due 8/15/2033	1,040	956,062

		4,835,355

Massachusetts—1.0%
Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 4.978% due 8/01/2041	1,450	1,362,754

Michigan—0.7%
Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5.25% due 11/15/2046	1,065	944,985

Mississippi—0.7%
Mississippi Business Finance Corporation Revenue Bonds (Northrop Grumman Ship System), 4.55% due 12/01/2028	1,205	1,007,356

Nebraska—1.1%
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 4.75% due 2/01/2044	1,760	1,569,163

Nevada—1.7%
Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5% due 5/15/2029	1,325	1,217,675
Las Vegas, Nevada, Special Improvement District Number 809 Revenue Bonds (Summerlin Area), 5.65% due 6/01/2023	1,375	1,214,235
		2,431,910

New Jersey—12.4%
Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/ Conference Project), Series B, 6.25% due 1/01/2037	915	762,442
New Jersey EDA, Cigarette Tax Revenue Bonds:
5.50% due 6/15/2024	3,710	3,463,656
5.50% due 6/15/2031	1,500	1,344,195
New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50% due 4/01/2028	7,500	7,520,325
New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward Homestead Project), Series A, 5.80% due 11/01/2031	1,500	1,389,150
New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.20% due 11/15/2030	3,000	2,911,590

		17,391,358

New York—10.1%
Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7% due 5/01/2035 (h)	455	345,600
Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A, 5% due 7/01/2030 (i)	1,760	1,718,235
Nanuet, New York, Union Free School District, GO, Refunding (c):
4.30% due 6/15/2029	1,085	955,234
4.30% due 6/15/2030	1,130	987,688
New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75% due 8/01/2031	6,165	6,373,562

Municipal Bonds	Par (000)	Value

New York—(concluded)
New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.25% due 10/01/2035	$2,610	$2,517,789
New York State Environmental Facilities Corporation, State Clean Water and Drinking Revenue Bonds (New York City Water Project), Series B, 5% due 6/15/2031	1,330	1,288,983

		14,187,091

North Carolina—1.8%
Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035	2,945	2,531,787

Ohio—3.4%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50% due 6/01/2047	1,125	1,107,585
Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light Company Project), Series B, 4.80% due 1/01/2034 (g)	4,220	3,668,319

		4,775,904

Oklahoma—2.1%
Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John Health System), 5% due 2/15/2042	1,355	1,200,340
Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75% due 6/01/2035	1,725	1,774,766

		2,975,106

Oregon—0.4%
AIG SunAmerica, Inc., Portland, Oregon, M/F Housing Revenue Bonds (Pacific Tower Apartments), Pass- Through Certificates of Beneficial Ownership, AMT, Series 6, 6.05% due 11/01/2034	540	515,911

Pennsylvania—2.7%
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Reliant Energy), AMT, Series A, 6.75% due 12/01/2036	3,870	3,811,524

South Carolina—0.8%
South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance), Series C, 7% due 8/01/2013 (a)	1,000	1,169,445

Texas—19.5%
AIG SunAmerica, Inc., Texas, M/F Housing Revenue Bonds (Copperwood Ranch Apartments), Pass-Through Certificates of Beneficial Ownership, AMT, Series 9, 5.95% due 11/01/2035	2,540	2,490,368
Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series G, 6.121% due 11/15/2041 (b)(d)	11,690	1,326,815
Lower Colorado River Authority, Texas, Revenue Refunding Bonds (d):
5% due 5/15/2013 (a)	15	16,120
5% due 5/15/2031	590	560,435
Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO, 4.75% due 3/01/2030 (d)	430	387,606
SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds:
5.50% due 8/01/2023	1,776	1,686,428
5.50% due 8/01/2024	1,620	1,523,173
Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds (i):
6.09% due 8/15/2035 (b)	60,000	9,874,200
First Tier, Series A, 5% due 8/15/2042	2,115	1,967,690

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	23

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas—(concluded)
Tyler, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds (Mother Frances Hospital Regional Health Care Center), 6% due 7/01/2012 (a)	$6,840	$7,539,800

		27,372,635

Washington—1.4%
King County, Washington, Sewer Revenue Refunding Bonds, 5% due 1/01/2036 (c)	905	858,094
Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health System), Series A, 4.625% due 10/01/2034 (g)	1,325	1,147,371

		2,005,465

West Virginia—0.4%
West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and Public Safety Facilities), Series A, 5% due 6/01/2029 (d)	520	491,338

Wisconsin—4.9%
Wisconsin State Health and Educational Facilities Authority Revenue Bonds:
(Aurora Health Care, Inc.), 6.40% due 4/15/2033	1,350	1,373,058
(Wheaton Franciscan Services, Inc.), 5.75% due 2/15/2012 (a)	5,000	5,476,650

		6,849,708

Municipal Bonds	Par (000)	Value

Puerto Rico—1.4%
Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series N (j):
5.25% due 7/01/2034	$1,070	$1,056,390
5.25% due 7/01/2036	900	888,174

		1,944,564

Total Municipal Bonds (Cost—$221,500,905)—153.5%		215,048,939

Corporate Bonds

Multi-State—8.5%

Charter Mac Equity Issuer Trust, 7.20% due 10/31/2052 (k)	10,500	11,867,940

Total Corporate Bonds (Cost—$10,500,000)—8.5%		11,867,940

Short-Term Securities	Shares

Merrill Lynch Institutional Tax-Exempt Fund, 3.09% (l)(m)	1,803,513	1,803,513

Total Short-Term Securities (Cost—$1,803,513)—1.3%		1,803,513

Total Investments (Cost—$233,804,418*)—163.3%		228,720,392
Other Assets Less Liabilities—1.3%		1,888,198
Preferred Shares, at Redemption Value—(64.6%)		(90,542,826)

Net Assets Applicable to Common Shares—100.0%		$140,065,764

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$233,270,831

Gross unrealized appreciation	$8,371,935
Gross unrealized depreciation	(12,898,267)

Net unrealized depreciation	$(4,526,332)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as retire the bond in full at the date indicated, typically at premium to par.
(b)	Represents a zero coupon; the interest rate shown reflects the effective yield at the time of purchase.
(c)	FSA Insured.
(d)	MBIA Insured.
(e)	ACA Insured.
(f)	XL Capital Insured.
(g)	FGIC Insured.
(h)	Illiquid security.
(i)	AMBAC Insured.
(j)	Assured Guaranty Insured.

(k)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

Merrill Lynch Institutional Tax-Exempt Fund	(5,796,487)	$64,123

(m)	Represents the current yield as of report date.

•	Forward interest rate swaps outstanding as of February 29, 2008 were as follows:

	Notional Amount (000)	Unrealized Appreciation

Pay a fixed rate of 3.311% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Broker, JPMorgan Chase Expires April 2018	$35,000	$175,105

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments as of February 29, 2008 (Unaudited)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama—1.3%
Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit), Series C-2:
5% due 11/15/2036	$2,525	$2,302,952
5% due 11/15/2039	1,825	1,654,746

		3,957,698

Arizona—4.3%
Pima County, Arizona, IDA, Education Revenue Bonds (American Charter Schools Foundation), Series A, 5.625% due 7/01/2038	2,525	2,116,354
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds:
5% due 12/01/2032	5,635	4,685,221
5% due 12/01/2037	7,890	6,401,394

		13,202,969

California—12.2%
Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 6% due 7/01/2018	2,250	2,192,400
California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation) (a):
Sub-Series B, 5.875% due 6/01/2046	1,840	104,898
Sub-Series C, 6.30% due 6/01/2055	9,710	229,933
Sub-Series D, 7.251% due 6/01/2055	12,410	234,177
California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series A, 5.25% due 11/15/2046	9,100	8,325,408
California Mobilehome Park Finance Authority Revenue Bonds (Palomar Estates East and West), Series A, 5.25% due 3/15/2034 (b)	3,500	2,915,920
California State, GO, Refunding:
5% due 6/01/2032	6,425	6,021,510
5% due 6/01/2034	2,700	2,521,881
California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health Services), Series A, 5.50% due 10/01/2033	5,000	4,788,150
San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project), 6.625% due 8/01/2027	4,620	4,634,183
University of California Revenue Bonds, Series B, 4.75% due 5/15/2038	5,755	5,161,027

		37,129,487

Colorado—5.6%
Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives), Series A, 5.50% due 3/01/2032 (c)	10,000	10,132,400
Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C, 5% due 11/15/2045 (d)	1,375	1,288,788
Northwest Parkway Public Highway Authority, Colorado, Senior Revenue Bonds, Series A, 5.25% due 6/15/2011 (d)(e)	4,000	4,303,320
Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds, 5.50% due 12/01/2037	1,375	1,217,783

		16,942,291

District of Columbia—6.5%
District of Columbia, Revenue Refunding Bonds (Friendship Public Charter School, Inc.), 5.25% due 6/01/2033 (b)	1,265	1,050,924
District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds:
6.50% due 5/15/2033	7,500	7,308,750
6.75% due 5/15/2040	11,500	11,560,950

		19,920,624

Municipal Bonds	Par (000)	Value

Florida—14.7%
Leesburg, Florida, Hospital Revenue Bonds (Leesburg Regional Medical Center Project), 5.50% due 7/01/2032	$2,650	$2,424,459
Live Oak Community Development District Number 001, Florida, Special Assessment Bonds, Series A, 6.30% due 5/01/2034	3,125	3,046,531
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75% due 11/15/2021	6,230	6,259,094
Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), 5.625% due 11/15/2012 (e)	6,850	7,529,589
Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75% due 10/01/2032 (f)	3,990	3,603,928
Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health System Inc.), 5.50% due 5/15/2013 (e)	14,000	15,363,040
Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7.10% due 5/01/2035	2,040	2,040,714
Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.90% due 10/01/2034	4,465	4,389,943

		44,657,298

Georgia—1.8%
Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia College and State University Foundation), 5.625% due 9/01/2014 (e)	5,000	5,603,700

Illinois—16.9%
Bolingbrook, Illinois, GO, Refunding, Series A, 5.375% due 1/01/2012 (e)(g)	4,000	4,290,800
Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8% due 6/15/2023 (h)	2,470	2,268,720
Chicago, Illinois, O’Hare International Airport Revenue Refunding Bonds, Third Lien, AMT, Series C-2, 5.25% due 1/01/2030 (d)	4,290	4,070,738
Illinois Health Facilities Authority, Revenue Refunding Bonds (Elmhurst Memorial Healthcare), 5.50% due 1/01/2022	8,000	7,945,840
Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50% due 2/01/2035 (g)	4,340	3,755,706
Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.546% due 6/15/2030 (a)(i)	15,000	12,909,450
Illinois State Finance Authority Revenue Bonds, Series A: (Friendship Village of Schaumburg), 5.625% due 2/15/2037	910	747,893
(Monarch Landing, Inc. Project), 7% due 12/01/2037	1,585	1,523,613
(Northwestern Memorial Hospital), 5.50% due 8/15/2014 (e)	1,880	2,077,757
Illinois State Financing Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Sub-Series B, 5.375% due 6/01/2035	900	424,926
Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds (McCormick Place Expansion), Series A (a)(j):
5.72% due 6/15/2033	45,190	10,484,532
5.87% due 6/15/2040	5,000	782,850

		51,282,825

Indiana—8.7%
Indiana Health Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit Group), Series F, 5.375% due 11/15/2025	5,000	5,322,750
Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds (Waterworks Project), Series A, 5.25% due 7/01/2012 (e)(j)	19,735	21,269,791

		26,592,541

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	25

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maryland—2.4%
Baltimore, Maryland, Wastewater Project Revenue Bonds, Series D, 5% due 7/01/2037 (i)(k)	$1,800	$1,707,133
Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development Authority), Series A, 5.95% due 7/01/2030	3,000	2,693,070
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (Union Hospital of Cecil County), 5.625% due 7/01/2032	1,000	983,640
Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (MedStar Health, Inc.), 5.50% due 8/15/2033	2,240	2,059,210

		7,443,053

Massachusetts—1.0%
Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 5% due 8/01/2041	3,145	2,955,765

Michigan—0.7%
Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5.25% due 11/15/2046	2,305	2,045,250

Mississippi—1.7%
Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding (Weyerhaeuser Company Project), Series A, 6.80% due 4/01/2022	4,950	5,187,996

Missouri—2.0%
Highway 370/Missouri Bottom Road/Taussig Road Transportation Development District Revenue Bonds, 7.20% due 5/01/2033	6,000	6,066,540

Nevada—0.9%
Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5% due 5/15/2029	2,855	2,623,745

New Jersey—12.5%
New Jersey EDA, Cigarette Tax Revenue Bonds:
5.50% due 6/15/2031	9,000	8,065,170
5.75% due 6/15/2034	4,000	3,670,840
New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation
Improvement District Project), AMT, Series B, 6.50% due 4/01/2031	10,000	9,020,361
New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50% due 4/01/2028	7,475	7,495,257
New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.20% due 11/15/2030	10,100	9,802,353

		38,053,981

New Mexico—1.9%
New Mexico Region III Housing Authority, M/F Housing Revenue Bonds (Villa Del Oso Apartments), Series A, 6% due 1/01/2013 (e)	5,200	5,881,616

New York—7.4%
Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7% due 5/01/2035 (l)	985	748,167
Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A, 5% due 7/01/2030 (i)	3,775	3,685,419
New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75% due 8/01/2031	6,700	6,926,661
New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.25% due 10/01/2035	2,725	2,628,726
New York State Environmental Facilities Corporation, State Clean Water and Drinking Revenue Bonds (New York City Water Project), Series B, 5% due 6/15/2031	2,845	2,757,260

Municipal Bonds	Par (000)	Value

New York—(concluded)
Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc.— LaGuardia Project), AMT, 9% due 12/01/2010	$5,725	$5,776,525

		22,522,758

North Carolina—2.1%
Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035	7,500	6,447,675

Ohio—3.0%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50% due 6/01/2047	1,190	1,171,579
Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light Company Project), Series B, 4.80% due 1/01/2034 (g)	9,140	7,945,128

		9,116,707

Oklahoma—2.2%
Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John Health System), 5% due 2/15/2042	3,000	2,657,580
Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75% due 6/01/2035	3,925	4,038,236

		6,695,816

Pennsylvania—6.3%
Monroe County, Pennsylvania, Hospital Authority Revenue Bonds (Pocono Medical Center), 6% due 1/01/2014 (e)	5,000	5,584,750
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, AMT, Series A:	5,175	5,208,224
(Amtrak Project), 6.375% due 11/01/2041
(Reliant Energy), 6.75% due 12/01/2036	8,425	8,297,698

		19,090,672

South Carolina—6.0%
Greenwood County, South Carolina, Hospital Facilities Revenue Bonds (Self Memorial Hospital):
5.50% due 10/01/2026	3,280	3,208,890
5.50% due 10/01/2031	3,250	3,093,318
South Carolina Jobs EDA, Hospital Facilities Revenue Bonds (Georgetown Memorial Hospital), 5.375% due 2/01/2030 (m)	3,750	3,518,138
South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance):
Series A, 6.25% due 8/01/2031	2,640	2,623,790
Series C, 6.875% due 8/01/2013 (e)	5,000	5,817,977

		18,262,113

Tennessee—3.3%
Knox County, Tennessee, Health, Educational and Housing
Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.77% due 1/01/2021 (a)(d)	20,405	9,923,156

Texas—18.8%
Gulf Coast Waste Disposal Authority, Texas, Revenue
Refunding Bonds (International Paper Company), AMT, Series A, 6.10% due 8/01/2024	20,000	19,237,400
Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Third Lien, Series A-3, 5.96% due 11/15/2036 (a)(j)	25,375	3,814,624
Lower Colorado River Authority, Texas, Revenue Refunding Bonds (j):
5% due 5/15/2013 (e)	30	32,240
5% due 5/15/2031	1,270	1,206,360
Series A, 5% due 5/15/2013 (e)	5	5,373

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas—(concluded)
Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO, 4.75% due 3/01/2030 (j)	$930	$838,311
SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, 5.50% due 8/01/2024	3,600	3,384,828
Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds (i):
6.09% due 8/15/2036 (a)	73,370	11,268,898
6.10% due 8/15/2037 (a)	65,000	9,326,200
6.10% due 8/15/2038 (a)	27,600	3,697,572
First Tier, Series A, 5% due 8/15/2042	4,575	4,256,351

		57,068,157

Virginia—7.1%
Alexandria, Virginia, Redevelopment and Housing Authority, M/F Housing Revenue Refunding Bonds (3001 Park Center Apartments), Series A, 6.375% due 4/01/2034	12,870	12,628,559
Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (i)	9,000	9,012,780

		21,641,339

Washington—2.0%
King County, Washington, Sewer Revenue Refunding Bonds, 5% due 1/01/2036 (d)	1,960	1,858,413
Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health System), Series A, 4.625% due 10/01/2034 (g)	4,820	4,173,831

		6,032,244

West Virginia—1.9%
Mason County, West Virginia, PCR, Refunding (Appalachian Power Company Project), Series L, 5.50% due 10/01/2022	5,000	4,666,800
West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and Public Safety Facilities), Series A, 5% due 6/01/2029 (j)	1,115	1,053,541

		5,720,341

Municipal Bonds	Par (000)	Value

Wisconsin—3.1%
Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.), 6.40% due 4/15/2033	$3,930	$3,997,124
Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Wheaton Franciscan Services, Inc.), 5.75% due 2/15/2012 (e)	5,000	5,476,650

		9,473,774

Puerto Rico—1.4%
Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series N, 5.25% due 7/01/2036 (n)	4,370	4,312,578

Total Municipal Bonds (Cost—$501,365,225)—159.7%		485,854,709

Corporate Bonds

Multi-State—4.3%
Charter Mac Equity Issuer Trust (h):
5.75% due 4/30/2015	1,000	1,055,760
6% due 4/30/2015	5,000	5,281,050
6% due 4/30/2019	3,500	3,673,390
6.30% due 4/30/2019	3,000	3,177,030

Total Corporate Bonds (Cost—$12,500,000)—4.3%		13,187,230

Short-Term Securities	Shares

Merrill Lynch Institutional Tax-Exempt Fund, 3.09% (o)(p)	5,512,528	5,512,528

Total Short-Term Securities (Cost—$5,512,528)—1.8%		5,512,528

Total Investments (Cost—$519,377,753*)—165.8%		504,554,467
Other Assets Less Liabilities—1.8%		5,329,703
Preferred Shares, at Redemption Value—(67.6%)		(205,659,618)

Net Assets Applicable to Common Shares—100.0%		$304,224,552

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	27

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$518,837,301

Gross unrealized appreciation	$13,718,494
Gross unrealized depreciation	(27,945,586)

Net unrealized depreciation	$(14,227,092)

(a)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(b)	ACA Insured.
(c)	Escrowed to maturity.
(d)	FSA Insured.
(e)	U.S. government securities, held in escrow, are used to pay interest on this security as well as retire the bond in full at the date indicated, typically at premium to par.
(f)	XL Capital Insured.
(g)	FGIC Insured.
(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)	AMBAC Insured.
(j)	MBIA Insured.
(k)	All or a portion of security held as collateral in connection with open swap contracts.
(l)	Illiquid security.
(m)	Radian Insured.
(n)	Assured Guaranty Insured.
(o)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

Merrill Lynch Institutional Tax-Exempt Fund	2,312,528	$125,178

(p)	Represents the current yield as of report date.

*	Forward interest rate swaps outstanding as of February 29, 2008 were as follows:

	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay a fixed rate of 4.3385% and receive a floating rate based on 3-month USD LIBOR

Broker, JPMorgan Chase Expires May 2018	$36,070	$(278,208)

Pay a fixed rate of 3.731% and receive a floating rate based on 1-week SIFMA Municipal Swap Index

Broker, Citibank N.A.
Expires March 2028	$25,670	234,573

Total		$(43,635)

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments as of February 29, 2008 (Unaudited)	BlackRock California Insured Municipal Income Trust (BCK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California—151.1%

Benicia, California, Unified School District, GO, Series B, 5.45% due 8/01/2023 (a)(b)	$6,500	$2,663,245

California Educational Facilities Authority Revenue Bonds (Scripps College), 5% due 8/01/2031 (a)(c)	2,385	2,529,650

California State Department of Water Resources, Power Supply Revenue Bonds, Series A, 5.25% due 5/01/2012 (d)	6,500	7,068,685

California State Public Works Board, Lease Revenue Bonds (Department of General Services— Capitol East End Complex), Series A, 5% due 12/01/2027 (e)	5,000	4,746,850

California State, Various Purpose, GO, Refunding, 5% due 6/01/2031 (e)	4,000	3,763,960

Ceres, California, Unified School District, GO (Election of 2001), Series B (b)(f):
5.907% due 8/01/2030	3,055	835,542
5.915% due 8/01/2031	3,180	820,122
5.919% due 8/01/2032	3,300	801,801
5.924% due 8/01/2033	3,440	787,450
5.894% due 8/01/2034	3,575	779,279
5.896% due 8/01/2035	3,275	672,947

Desert, California, Community College District, GO, Series C, 5% due 8/01/2037 (g)	2,000	1,902,420

Glendale, California, Community College District, GO (Election of 2002), Series D, 5% due 11/01/2031 (a)	2,500	2,386,350

Kaweah Delta Health Care District, California, Revenue Refunding Bonds, 6% due 8/01/2012 (d)	2,600	2,931,344

Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds, Series A, 5% due 7/01/2043 (f)	5,000	4,654,450

Los Angeles, California, Department of Water and Power, Waterworks Revenue Refunding Bonds, Series A, 5.125% due 7/01/2041 (f)	5,000	4,765,850

Los Angeles, California, Wastewater System Revenue Refunding Bonds:
Series A, 5% due 6/01/2032	6,025	5,732,004
Sub-Series A, 5% due 6/01/2027 (a)	5,000	4,739,050

Murrieta Valley, California, Unified School District, Public Financing Authority, Special Tax Revenue Bonds, Series A, 5.125% due 9/01/2026 (h)	1,000	985,310

Napa, California, Water Revenue Bonds, 5% due 5/01/2035 (e)	3,000	2,833,860

Palomar Pomerado Health Care District, California, GO (Election of 2004), Series A, 5.125% due 8/01/2037 (a)	1,850	1,810,040

Placentia-Yorba Linda, California, Unified School District, COP, 5% due 10/01/2030 (f)	1,715	1,604,777

Rio, California, Elementary School District, GO, Refunding, 5% due 8/01/2029 (e)	1,235	1,192,442

Riverside, California, Unified School District, GO (Election of 2001), Series A, 5% due 2/01/2027 (f)	5,000	4,741,850

Sacramento County, California, Airport System Revenue Bonds, Series A, 5% due 7/01/2032 (g)	2,000	1,918,340

Municipal Bonds	Par (000)	Value

California—(concluded)

Sacramento, California, Area Flood Control Agency, Special Assessment Refunding Bonds (Consolidated Capital Assessment District), Series A, 5% due 10/01/2032 (f)	$2,125	$1,994,844

San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5% due 5/01/2032 (a)	5,295	5,037,981

San Diego State University Foundation, California, Auxiliary Organization Revenue Refunding Bonds, Series A, 5% due 3/01/2037 (a)	4,000	3,761,280

San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds, Series A, 5.45% due 1/15/2031 (a)(b)	20,000	4,497,600

San Jose, California, Financing Authority, Lease Revenue Refunding Bonds (Civic Center Project), Series B, 5% due 6/01/2037 (e)	6,000	5,648,580

Santa Rosa, California, Wastewater Revenue Refunding Bonds, Series B, 5.46% due 9/01/2027 (b)(e)	11,125	3,485,129

Stockton, California, Unified School District, GO (Election of 2005), 5% due 8/01/2031 (g)	3,000	2,895,540

Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities District Number 97-1), Series A, 5% due 9/01/2038 (g)	3,000	2,787,720

Vista, California, COP (Community Projects), 5% due 5/01/2037 (a)	2,500	2,329,500

Westlands, California, Water District, COP, 5% due 9/01/2034 (a)	4,000	3,775,880

Total Municipal Bonds (Cost—$109,385,458)—151.1%		103,881,672

Short-Term Securities	Shares

CMA California Municipal Money Fund, 2.88% (i)(j)	15,998,029	15,998,029

Total Short-Term Securities (Cost—$15,998,029)—23.2%		15,998,029

Total Investments (Cost—$125,383,487*)—174.3%		119,879,701
Liabilities in Excess of Other Assets—(6.6%)		(4,582,394)
Preferred Shares, at Redemption Value—(67.7%)		(46,530,151)

Net Assets Applicable to Common Shares—100.0%		$68,767,156

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	29

Schedule of Investments (concluded)	BlackRock California Insured Municipal Income Trust (BCK)

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$125,390,827

Gross unrealized appreciation	$1,051,827
Gross unrealized depreciation	(6,555,612)

Net unrealized depreciation	$(5,503,785)

(a)	MBIA Insured.
(b)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(c)	All or a portion of security held as collateral in connection with open financial futures contracts.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security as well as retire the bond in full at the date indicated, typically at premium to par.
(e)	AMBAC Insured.
(f)	FGIC Insured.
(g)	FSA Insured.
(h)	Assured Guaranty Insured.
(i)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

CMA California Municipal Money Fund	14,554,571	$57,541

(j)	Represents the current yield as of report date.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments as of February 29, 2008 (Unaudited)	BlackRock California Municipal Bond Trust (BZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California—131.6%

AIG SunAmerica, Inc., M/F Housing Revenue Bonds (San Lucas Apartments), Pass-Through Certificates of Beneficial Ownership, AMT, Series 5, 5.95% due 11/01/2034	$2,150	$2,026,762

AIG SunAmerica, Inc., Santa Maria, California, M/F Housing Revenue Bonds (Westgate Courtyards Apartments), Pass-Through Certificates of Beneficial Ownership, AMT, Series 3, 5.80% due 11/01/2034	2,320	2,231,167

Anaheim, California, Public Financing Authority, Lease Revenue Bonds (Public Improvements Project), Sub-Series C, 5.74% due 9/01/2032 (a)(b)	5,000	1,194,100

California Educational Facilities Authority Revenue Bonds (University of San Diego), Series A, 5.25% due 10/01/2030	4,000	3,821,600

California Health Facilities Financing Authority Revenue Bonds (Valleycare Medical Center), Series A, 5.375% due 5/01/2012 (c)	3,270	3,536,668

California Infrastructure and Economic Development Bank Revenue Bonds (J. David Gladstone Institute Project), 5.25% due 10/01/2034	3,750	3,554,512

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, AMT:
(Republic Services Inc. Project), Series C, 5.25% due 6/01/2023	500	479,325
(Waste Management Inc. Project), Series A-2, 5.40% due 4/01/2025	530	481,516
(Waste Management Inc. Project), Series C, 5.125% due 11/01/2023	1,000	889,440

California Statewide Communities Development Authority Revenue Bonds:
(Daughters of Charity National Health System), Series A, 5.25% due 7/01/2030	1,500	1,322,205
(Kaiser Permanente), Series A, 5.50% due 11/01/2032	5,000	4,823,100
(Sutter Health), Series B, 5.625% due 8/15/2042	3,250	3,222,992

Chino Basin, California, Regional Financing Authority, Revenue Refunding Bonds (Inland Empire Utility Agency), Series A, 5% due 11/01/2033 (d)	1,000	930,290

Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B, 5% due 12/01/2027	1,175	1,058,816

Etiwanda School District, California, Public Financing Authority, Local Agency Revenue Refunding Bonds, 5% due 9/15/2032 (e)	600	561,954

Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 5.75% due 1/15/2040	3,845	3,605,956

Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds (c):
Series A-1, 6.625% due 6/01/2013	2,000	2,262,160
Series B, 5.50% due 6/01/2013	2,500	2,695,025
Series B, 5.625% due 6/01/2013	1,300	1,409,083

Kaweah Delta Health Care District, California, Revenue Refunding Bonds, 6% due 8/01/2012 (c)	1,745	1,967,383

Lathrop, California, Financing Authority Revenue Bonds (Water Supply Project):
5.90% due 6/01/2027	655	600,681
6% due 6/01/2035	1,180	1,067,511

Municipal Bonds	Par (000)	Value

California—(concluded)

Live Oak Unified School District, California, GO (Election of 2004), Series B (b)(f):
5.53% due 8/01/2029	$705	$193,797
5.38% due 8/01/2030	795	204,863
5.55% due 8/01/2031	830	201,325
5.56% due 8/01/2032	865	197,972
5.57% due 8/01/2033	905	195,471
5.58% due 8/01/2034	945	192,667

Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American Airlines Inc.), AMT:
Series B, 7.50% due 12/01/2024	1,000	1,013,000
Series C, 7.50% due 12/01/2024	680	688,840

Orange County, California, Community Facilities District, Special Tax Bonds (Number 01-1 Ladera Ranch), Series A, 6% due 8/15/2010 (c)	2,400	2,598,408

Palm Springs, California, Mobile Home Park Revenue Bonds (Sahara Mobile Home Park), Series A, 5.75% due 5/15/2037	3,000	2,788,080

San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project), 6.25% due 8/01/2033	2,500	2,377,950

Santa Ana, California, Unified School District, COP (Financing Program), 5.75% due 4/01/2029 (a)(b)	15,000	4,684,350

Southern California Public Power Authority, Natural Gas Project Number 1 Revenue Bonds, Series A, 5% due 11/01/2033	1,500	1,315,320

Stockton, California, Unified School District, GO (Election of 2005), 5% due 8/01/2031 (a)	2,000	1,930,360

Torrance, California, Hospital Revenue Refunding Bonds (Torrance Memorial Medical Center), Series A, 5.50% due 6/01/2031	1,500	1,431,750

Total Municipal Bonds (Cost—$63,964,277)—131.6%		63,756,399

Corporate Bonds

Multi State—8.2%

Charter Mac Equity Issuer Trust, 7.20% due 10/31/2052 (g)	3,500	3,955,980

Total Corporate Bonds (Cost—$3,500,000)—8.2%		3,955,980

Short-Term Securities	Shares

CMA California Municipal Money Fund, 2.88% (h)(i)	8,264,677	8,264,677

Total Short-Term Securities (Cost—$8,264,677)—17.0%		8,264,677

Total Investments (Cost—$75,728,954*)—156.8%		75,977,056
Other Assets Less Liabilities—5.1%		2,478,020
Preferred Shares, at Redemption Value—(61.9%)		(29,994,436)

Net Assets Applicable to Common Shares—100.0%		$48,460,640

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	31

Schedule of Investments (concluded)	BlackRock California Municipal Bond Trust (BZA)

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$75,560,534

	Gross unrealized appreciation	$2,614,455
	Gross unrealized depreciation	(2,190,763)

	Net unrealized appreciation	$423,692

(a)	FSA Insured.
(b)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at time of purchase.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(d)	AMBAC Insured.
(e)	Assured Guaranty Insured.
(f)	XL Capital Insured.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Dividend Income

	CMA California Municipal Money Fund	7,929,143	$31,773

(i)	Represents the current yield as of report date.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments as of February 29, 2008 (Unaudited)	BlackRock California Municipal Income Trust II (BCL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California—164.1%

Anaheim, California, Public Financing Authority, Lease Revenue Bonds (Public Improvements Project), Sub-Series C (a):
5.771% due 9/01/2034 (b)	$15,000	$3,203,550
5.70% due 9/01/2036	10,000	1,906,200

California HFA, Home Mortgage Revenue Bonds, VRDN (c):
Series B, 3.07% due 8/01/2033 (a)	145	145,000
Series F, 6% due 2/01/2033 (d)	5,300	5,300,000
Series N, 3.15% due 8/01/2021 (a)	2,580	2,580,000
Series R, 4.55% due 8/01/2023 (d)	4,300	4,300,000

California Infrastructure and Economic Development Bank Revenue Bonds:
(Asian Art Museum Foundation), VRDN, 7.05% due 6/01/2034 (c)(e)	3,050	3,050,000
(Kaiser Hospital Assistance I-LLC), Series A, 5.55% due 8/01/2031 (f)	1,735	1,694,921

California Mobilehome Park Finance Authority Revenue Bonds (Palomar Estates East and West), Series A, 5.25% due 3/15/2034 (g)	3,500	2,915,920

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds: (Waste Management Inc. Project), AMT:
Series A-2, 5.40% due 4/01/2025	1,180	1,072,054
Series C, 5.125% due 11/01/2023	3,000	2,668,320

California State Department of Water Resources, Power Supply Revenue Bonds:
Series A, 5.375% due 5/01/2012 (h)	6,000	6,553,980
VRDN, Series C-4, 3.19% due 5/01/2022 (c)	1,200	1,200,000

California State, Various Purpose, GO, 5.50% due 11/01/2033	8,000	8,018,640

California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health Services), Series A, 5.50% due 10/01/2033	7,000	6,703,410

California Statewide Communities Development Authority Revenue Bonds:
(Kaiser Permanente), Series A, 5.50% due 11/01/2032	5,000	4,823,100
(Sutter Health), Series B, 5.50% due 8/15/2034	8,000	7,793,200

California Transit Finance Authority Revenue Bonds, VRDN, 3.08% due 10/01/2027 (a)(c)	400	400,000

Chabot-Las Positas, California, Community College District, GO (Election of 2004), Series B, 5% due 8/01/2031 (d)	2,000	1,909,640

Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B, 5% due 12/01/2027	2,690	2,424,013

Corona-Norco Unified School District, California, Community Facilities District Number 98-1, Special Tax Bonds, 5.10% due 9/01/2032 (d)	6,000	5,810,040

Etiwanda School District, California, Public Financing Authority, Local Agency Revenue Refunding Bonds, 5% due 9/15/2032 (i)	1,100	1,030,249

Foothill/Eastern Corridor Agency, California, Toll Road Revenue Bonds, Senior Lien, Series A (b):
5.40% due 1/01/2026 (j)	15,470	5,745,713
5.42% due 1/01/2030 (j)	4,890	1,433,015
6.12% due 1/15/2030 (g)	6,550	1,626,431

Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds (h):
Series A-1, 6.75% due 6/01/2013	$9,000	10,232,730
Series A-1, 6.625% due 6/01/2013	2,900	3,280,132
Series B, 5.50% due 6/01/2013	5,650	6,090,757
Series B, 5.625% due 6/01/2013	3,000	3,251,730

Municipal Bonds	Par (000)	Value

California—(concluded)

La Quinta, California, Redevelopment Agency, Tax Allocation Bonds (Redevelopment Project Area Number 1), 5.125% due 9/01/2032 (d)	$5,000	$4,742,850

Los Angeles, California, Department of Water and Power, Waterworks Revenue Refunding Bonds, Series A, 5.125% due 7/01/2041 (k)	5,500	5,242,435

Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American Airlines Inc.), AMT, Series C, 7.50% due 12/01/2024	1,785	1,808,205

Oxnard, California, Improvement Bond Act of 1915, Special Assessment Bonds (District Number 01-1—Rice Avenue):
5.625% due 9/02/2027	1,905	1,687,620
5.70% due 9/02/2032	1,900	1,653,532

Poway, California, Unified School District, Special Tax Bonds (Community Facilities District Number 6):
5.50% due 9/01/2025	1,500	1,438,200
5.60% due 9/01/2033	1,700	1,568,097

Rohnert Park, California, Financing Authority, Mobile Home Park Revenue Bonds (Rancho Felix Mobile Home Park), Series A, 5.625% due 9/15/2028	2,470	2,326,666

Sacramento County, California, Sanitation District Financing Authority, Revenue Bonds (Sacramento Regional County Sanitation District), 5% due 12/01/2036 (k)	2,400	2,263,776

San Bernardino County, California, Special Tax Bonds (Community Facilities District Number 2002-1), 5.90% due 9/01/2033	6,000	5,350,140

San Diego, California, Unified School District, GO (Election of 1998), Refunding:
Series D, 5.25% due 7/01/2023 (k)	8,665	9,351,874
Series F-1, 4.50% due 7/01/2029 (a)	2,000	1,782,760

San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project), 6.25% due 8/01/2033	5,000	4,755,900

San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds, Series A, 5.46% due 1/15/2034 (b)(e)	30,000	5,603,100

Santa Clarita, California, Community Facilities District Number 02-1, Special Tax Refunding Bonds (Valencia Town Center Project):
5.80% due 11/15/2025	1,640	1,536,450
5.85% due 11/15/2032	1,500	1,332,045

Santa Rosa, California, Wastewater Revenue Refunding Bonds, Series B, 5.35% due 9/01/2025 (b)(d)(l)	2,685	965,311

South Tahoe, California, Joint Powers Financing Authority, Revenue Refunding Bonds (South Tahoe Redevelopment Project Area Number 1), Series A, 5.45% due 10/01/2033	2,200	2,013,176

Southern California Public Power Authority, Natural Gas Project Number 1 Revenue Bonds, Series A, 5% due 11/01/2033	3,000	2,630,640

Stockton, California, Unified School District, GO (Election of 2005), 5% due 8/01/2031 (a)	2,000	1,930,360

Tobacco Securitization Authority of Southern California, Asset-Backed Revenue Bonds, Senior Series A, 5.625% due 6/01/2012 (h)	1,600	1,746,272

Tustin, California, Unified School District, Junior Lien Special Tax Bonds (Community Facilities District Number 97-1), Series B, 5.60% due 9/01/2029	2,000	1,748,760

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	33

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust II (BCL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California—(concluded)

University of California, General Revenue Bonds, Series A, 5% due 5/15/2033 (d)	$2,000	$1,898,260

Val Verde, California, Unified School District Financing Authority, Special Tax Refunding Bonds, Junior Lien, 6.25% due 10/01/2028	1,170	1,112,810

Total Municipal Bonds (Cost—$176,539,225)—164.1%		173,651,984

Corporate Bonds

Multi State—4.0%

Charter Mac Equity Issuer Trust (l):
5.75% due 4/30/2015	500	527,880
6% due 4/30/2015	1,500	1,584,315
6% due 4/30/2019	1,000	1,049,540
6.30% due 4/30/2019	1,000	1,059,010

Total Corporate Bonds (Cost—$4,000,000)—4.0%		4,220,745

Short-Term Securities	Shares	Value

CMA California Municipal Money Fund, 2.88% (m)(n)	245	$245

Total Short-Term Securities (Cost—$245)—0.0%		245

Total Investments (Cost—$180,539,470*)—168.1%		177,872,974
Liabilities in Excess of Other Assets—(0.1%)		(79,071)
Preferred Shares, at Redemption Value—(68.0%)		(71,984,048)

Net Assets Applicable to Common Shares—100.0%		$105,809,855

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$180,360,225

Gross unrealized appreciation	$5,155,544
Gross unrealized depreciation	(7,628,879)

Net unrealized depreciation	$(2,473,335)

(a)	FSA Insured.
(b)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(c)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is as of report date. This rate changes periodically based upon prevailing market rates.

(d)	AMBAC Insured.
(e)	MBIA Insured.
(f)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g)	ACA Insured.
(h)	U.S. government securities, held in escrow, are used to pay interest on this security well as the bond in full at the date indicated, typically at premium to par.
(i)	Assured Guaranty Insured.
(j)	Security is collateralized by municipal or U.S. Treasury obligations.
(k)	FGIC Insured.
(l)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(m)	Represents the current yield as of report date.
(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

CMA California Municipal Money Fund	8	$3

•	Forward interest rate swaps outstanding as of February 29, 2008 were as follows:

	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay a fixed rate of 3.495% and receive a floating rate based on 1-week SIFMA Municipal Swap Index
Broker, Citibank, N.A. Expires March 2018	$6,000	$(70,602)
Pay a fixed rate of 3.698% and receive a floating rate based on 1-week SIFMA Municipal Swap Index
Broker, JPMorganChase Expires May 2028	$7,000	105,441
Pay a fixed rate of 3.905% and receive a floating rate based on 1-week SIFMA Municipal Swap Index
Broker, Citibank, N.A. Expires March 2038	$5,900	19,488

Total		$54,327

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments as of February 29, 2008	BlackRock Florida Insured Municipal Income Trust (BAF)
(Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida—158.5%

Brevard County, Florida, Health Facilities Authority, Healthcare Facilities Revenue Bonds (Health First Inc. Project), 5% due 4/01/2036	$2,000	$1,749,460

Colonial Country Club Community Development District, Florida, Special Assessment Revenue Bonds, 6.40% due 5/01/2033	3,780	3,756,186

Florida State Board of Education, GO (Public Education Capital Outlay), Series A, 5% due 6/01/2027 (a)	9,000	8,771,220

Florida State Board of Education, Lottery Revenue Bonds, Series C, 5% due 1/01/2022 (b)	8,640	8,622,288

Florida State Department of Transportation, GO, Refunding, 5% due 7/01/2027 (a)	7,000	6,821,710

Gainesville, Florida, Utilities System Revenue Bonds, Series A, 5% due 10/01/2013 (a)(c)	2,500	2,697,350

Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System):
Series A, 6% due 11/15/2011 (c)	8,500	9,354,590
Series C, 5.25% due 11/15/2036	2,500	2,305,350

Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project), Series A, 5.25% due 7/01/2037	2,200	1,954,040

Hillsborough County, Florida, School Board, COP, Refunding, Series A, 5% due 7/01/2025 (b)	7,580	7,365,486

Jacksonville, Florida, Capital Improvement Revenue Bonds, Series A, 5% due 10/01/2030 (d)	2,865	2,673,847

Jacksonville, Florida, Excise Taxes Revenue Bonds, Series B, 5% due 10/01/2026 (d)	8,000	7,628,880

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5% due 8/15/2037 (a)	1,000	926,080

Jacksonville, Florida, Sales Tax Revenue Bonds, 5% due 10/01/2027 (b)	9,500	9,121,235

Jacksonville, Florida, Transit Revenue Bonds, 5% due 10/01/2031 (b)	9,500	8,911,855

Julington Creek Plantation Community Development District, Florida, Special Assessment Refunding Bonds, 5% due 5/01/2029 (b)	1,480	1,403,958

Lake County, Florida, School Board, COP, Series A, 5% due 7/01/2028 (d)	9,000	8,322,930

Miami-Dade County, Florida, Special Obligation Revenue Bonds (b)(e):
Sub-Series A, 5.26% due 10/01/2039	10,000	1,473,500
Sub-Series A, 5.26% due 10/01/2040	10,000	1,383,700
Sub-Series B, 5.617% due 10/01/2031	26,935	6,678,533

Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5% due 1/01/2037 (b)	2,000	1,858,780

Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25% due 12/01/2027 (d)	1,335	1,318,726

Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125% due 1/01/2032 (f)	7,975	7,703,053

Orange County, Florida, School Board, COP, Series A:
5% due 8/01/2027 (b)	2,000	1,876,940
5% due 8/01/2032 (f)	1,000	935,760

Orange County, Florida, Tourist Development, Senior Lien Tax Revenue Bonds, 5.125% due 4/01/2012 (c)(d)	9,250	9,864,940

Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 5% due 10/01/2029 (d)	1,600	1,522,832

Municipal Bonds	Par (000)	Value

Florida—(concluded)

Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25% due 11/01/2038 (g)	$1,200	$1,155,684

Palm Bay, Florida, Utility System Improvement Revenue Bonds (e)(f):
5.47% due 10/01/2028	4,015	1,198,437
5.48% due 10/01/2031	5,570	1,356,351

Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5% due 8/01/2028 (a)	9,200	8,769,532

Pasco County, Florida, School Board, COP, Series A, 5% due 8/01/2027 (f)	5,815	5,457,203

Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health System Inc.), 5.50% due 5/15/2013 (c)	5,000	5,486,800

Pinellas County, Florida, Sewer Revenue Bonds, 5% due 10/01/2032 (a)	9,500	9,135,580

Polk County, Florida, Utility System Revenue Bonds, 5% due 10/01/2029 (f)	5,000	4,722,300

Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due 10/01/2037 (a)	2,600	2,414,542

Sarasota County, Florida, Utilities System Revenue Refunding Bonds, Series C, 5.25% due 10/01/2022 (f)	2,945	2,973,508

Tohopekaliga, Florida, Water Authority, Utility System Revenue Bonds, Series B, 5% due 10/01/2023 (a)	1,000	1,001,400

University of North Florida, Capital Improvement Revenue Bonds (Housing Project), 5% due 11/01/2032 (f)	1,600	1,496,656

Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A, 5% due 11/01/2032 (b)	10,000	9,405,600

Village Community Development District Number 5, Florida, Special Assessment Bonds, Series A, 6.50% due 5/01/2033	3,590	3,625,828

Total Municipal Bonds (Cost—$192,711,319)—158.5%		185,202,650

Short-Term Securities	Shares

CMA Florida Municipal Money Fund, 2.66% (h)(i)	6,923,459	6,923,459

Total Short-Term Securities (Cost—$6,923,459)—5.9%		6,923,459

Total Investments (Cost—$199,634,778*)—164.4%		192,126,109
Other Assets Less Liabilities—0.7%		782,299
Preferred Shares, at Redemption Value—(65.1%)		(76,052,321)

Net Assets Applicable to Common Shares—100.0%		$116,856,087

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	35

Schedule of Investments (concluded)	BlackRock Florida Insured Municipal Income Trust (BAF)

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$199,651,051

Gross unrealized appreciation	$1,999,972
Gross unrealized depreciation	(9,508,641)

Net unrealized depreciation	$(7,508,669)

(a)	FSA Insured.
(b)	MBIA Insured.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(d)	AMBAC Insured.
(e)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(f)	FGIC Insured.
(g)	Assured Guaranty Insured.

(h)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

CMA Florida Municipal Money Fund	1,854,081	$54,586

(i)	Represents the current yield as of report date. Forward rate interest swaps outstanding as of February 29, 2008 were as follows:

	Notional Amount (000)	Unrealized Depreciation

Pay a fixed rate of 3.687% and receive a floating rate based on 1-week SIFMA Municipal Swap Index

Broker, Citibank, N.A. Expires March 2023	$3,750	$(19,793)

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments as of February 29, 2008 (Unaudited)	BlackRock Florida Municipal Bond Trust (BIE) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida—145.8%

Boynton Beach, Florida, M/F Housing Mortgage Revenue Refunding Bonds (Clipper Cove Apartments), 5.30% due 1/01/2023 (a)	$1,000	$899,950

Brevard County, Florida, Health Facilities Authority, Healthcare Facilities Revenue Bonds (Health First Inc. Project), 5% due 4/01/2036	1,000	874,730

Colonial Country Club Community Development District, Florida, Special Assessment Revenue Bonds, 6.40% due 5/01/2033	1,605	1,594,888

Florida Municipal Loan Council, Revenue Refunding Bonds, Series A, 5.125% due 5/01/2032 (b)	3,150	2,988,814

Gateway Services Community Development District, Florida, Special Assessment Bonds (Stoneybrook Project), 5.50% due 7/01/2008	25	24,954

Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series A, 5.125% due 10/01/2032 (c)	2,100	2,002,581

Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and Improvement Bonds, Series A, 5.25% due 6/01/2026	1,000	912,210

Heritage Harbour North Community Development District, Florida, Capital Improvement Bonds, 6.375% due 5/01/2038	750	656,805

Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System):
Series A, 6% due 11/15/2011 (d)	4,900	5,392,646
Series C, 5.25% due 11/15/2036	1,200	1,106,568

Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project), Series A, 5.25% due 7/01/2037	1,300	1,154,660

Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project), 5.50% due 10/01/2023	1,810	1,736,749

Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds (Mayo Clinic- Jacksonville), Series B, 5.50% due 11/15/2036	3,500	3,458,350

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5% due 8/15/2037 (c)	1,390	1,287,251

Lakeland, Florida, Hospital System Revenue Bonds (Lakeland Regional Health System), 5.50% due 11/15/2012 (d)	3,000	3,295,200

Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project), Series A, 6% due 7/01/2025	865	797,616

Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75% due 11/15/2021	1,500	1,507,005

Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B (b)(e):
5.95% due 10/01/2030	10,000	2,624,800
5.80% due 10/01/2032	5,410	1,267,455

Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds, Series A, 5.89% due 10/01/2026 (b)(e)	5,500	1,872,860

Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5% due 1/01/2037 (b)	1,000	929,390

New River Community Development District, Florida, Capital Improvement Revenue Bonds, Series B, 5% due 5/01/2013	750	677,902

	Par
Municipal Bonds	(000)	Value

Florida—(concluded)

Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25% due 12/01/2037 (f)	$1,000	$972,060

Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds (Orlando Lutheran Towers), 5.375% due 7/01/2020	340	303,729

Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare):
5.75% due 12/01/2012 (d)	5,000	5,484,500
5.70% due 7/01/2026	305	267,729

Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2032 (g)	1,000	935,760

Orange County, Florida, Tourist Development, Senior Lien Tax Revenue Bonds, 5.125% due 4/01/2012 (d)(f)	3,350	3,572,708

Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5% due 10/01/2032 (g)	3,105	2,885,073

Palm Bay, Florida, Utility System Improvement Revenue Bonds, 5.68% due 10/01/2028 (e)(g)	3,630	1,083,519

Palm Beach County, Florida, School Board, COP, Series C, 5% due 8/01/2012 (c)(d)	3,000	3,197,760

Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.393% due 6/01/2032 (e)(f)	1,370	306,469

South Broward, Florida, Hospital District Revenue Bonds, 5.60% due 5/01/2012 (d)	2,000	2,186,840

South Miami Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds (Baptist Health System Obligation Group), 5% due 8/15/2032	1,000	908,230

Stevens Plantation Improvement Project Dependent Special District, Florida, Revenue Bonds, 6.375% due 5/01/2013	1,560	1,519,409

Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.80% due 10/01/2032	2,700	2,702,187

Suncoast Community Development District, Florida, Capital Improvement Revenue Bonds, Series A, 5.875% due 5/01/2034	750	665,618

Tolomato Community Development District, Florida, Special Assessment Bonds, 6.55% due 5/01/2027	650	608,914

University of North Florida, Capital Improvement Revenue Bonds (Housing Project), 5% due 11/01/2032 (g)	1,000	935,410

Village Community Development District Number 5, Florida, Special Assessment Bonds, Series A, 6.50% due 5/01/2033	1,370	1,383,673

Volusia County, Florida, Educational Facility Authority, Educational Facilities Revenue Refunding Bonds (Embry-Riddle Aeronautical University Project) (h):
5.20% due 10/15/2026	1,250	1,198,125
5.20% due 10/15/2033	1,610	1,485,837

		69,666,934

Puerto Rico—5.7%

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D, 5.25% due 7/01/2012 (d)	2,565	2,737,727

Total Municipal Bonds (Cost—$72,189,955)—151.5%		72,404,661

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	37

Schedule of Investments (concluded)	BlackRock Florida Municipal Bond Trust (BIE) (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Multi-State—7.1%

Charter Mac Equity Issuer Trust, 7.20% due 10/31/2052 (i)	$3,000	$3,390,840

Total Corporate Bonds (Cost—$3,000,000)—7.1%		3,390,840

Short-Term Bonds	Shares	Value

CMA Florida Municipal Money Fund, 2.66% (j)(k)	940,441	$940,441

Total Short-Term Securities (Cost—$940,441)—1.9%		940,441

Total Investments (Cost—$76,130,396*)—160.5%		76,735,942
Other Assets Less Liabilities—1.8%		846,127
Preferred Shares, at Redemption Value—(62.3%)		(29,789,214)

Net Assets Applicable to Common Shares—100.0%		$47,792,855

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$75,932,536

Gross unrealized appreciation	$3,017,409
Gross unrealized depreciation	(2,208,686)

Net unrealized appreciation	$808,723

(a)	ACA Insured.
(b)	MBIA Insured.
(c)	FSA Insured.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(f)	AMBAC Insured.
(g)	FGIC Insured.
(h)	Radian Insured.
(i)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA Florida Municipal Money Fund	(579,513)	$20,837

(k)	Represents the current yield as of report date.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments as of February 29, 2008 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maryland—135.6%

Annapolis, Maryland, Special Obligation Revenue Bonds (Park Place Project), Series A, 5.35% due 7/01/2034	$500	$406,445

Anne Arundel County, Maryland, EDR (Community College Project), 5.25% due 9/01/2028	2,870	2,806,573

Baltimore County, Maryland, Metropolitan District, GO:
67th Issue, 5% due 6/01/2022	2,000	2,013,620
68th Issue, 5% due 8/01/2028	2,000	1,935,300

Baltimore County, Maryland, Revenue Refunding Bonds (Oak Crest Village, Inc.), Series A, 5% due 1/01/2037	1,000	829,210

Baltimore, Maryland, Special Obligation Tax Bonds (Harborview Lot Number 2), 6.50% due 7/01/2031	1,000	958,270

Baltimore, Maryland, Wastewater Project Revenue Refunding Bonds, Series A (a):
5.20% due 7/01/2032	3,500	3,359,790
5.125% due 7/01/2042	2,000	1,896,440

Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development Authority), 6.625% due 7/01/2025	1,000	984,210

Howard County, Maryland, Retirement Community Revenue Refunding Bonds (Columbia Vantage House Corporation), Series A, 5.25% due 4/01/2033	500	404,735

Maryland State Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, AMT, Series H, 5.10% due 9/01/2037	250	224,440

Maryland State Health and Higher Educational Facilities Authority Revenue Bonds:
(Baltimore Board of Child Care), 5.375% due 7/01/2032	2,000	1,948,200
(Carroll County General Hospital), 6% due 7/01/2037	1,990	1,978,935
(Loyola College), 5% due 10/01/2039 (b)	2,000	1,831,320
(Union Hospital of Cecil County), 5.625% due 7/01/2032	2,000	1,967,280
(University of Maryland Medical System), 5.25% due 7/01/2011 (c)	2,000	2,130,720

Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds:
(Johns Hopkins University), 5% due 7/01/2041	2,000	1,873,860
(Peninsula Regional Medical Center), 5% due 7/01/2036	1,000	881,720

Maryland State Industrial Development Financing Authority, EDR:
(National Aquarium in Baltimore, Inc.) Series B, 5.20% due 11/01/2026	1,905	1,851,660
(Our Lady of Good Counsel School), Series A, 6% due 5/01/2035	1,000	897,960

Municipal Bonds	Par (000)	Value

Maryland—(concluded)

Maryland State Transportation Authority, Parking Revenue Bonds (Baltimore/Washington International Airport), AMT, Series B, 5.125% due 3/01/2024 (d)	$2,000	$1,850,620

Montgomery County, Maryland, Lease Revenue Bonds (Metrorail Garage Projects):
5% due 6/01/2023	500	500,530
5% due 6/01/2024	1,435	1,426,993

Prince Georges County, Maryland, Special Obligation Bonds (National Harbor Project), 5.20% due 7/01/2034	1,500	1,184,625

Saint Mary’s College of Maryland, Academic and Auxiliary Facilities Fees Revenue Bonds, Sub-Series A (d):
5% due 9/01/2027	1,000	947,500
5% due 9/01/2032	1,000	945,990

		38,036,946

Puerto Rico—11.9%

Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.50% due 5/15/2039	1,500	1,400,595

Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series D, 5.25% due 7/01/2012 (c)	1,500	1,610,370

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D, 5.375% due 7/01/2033	350	329,024

		3,339,989

Total Municipal Bonds (Cost—$42,708,073)—147.5%		41,376,935

Corporate Bonds

Multi-State—8.1%

Charter Mac Equity Issuer Trust, 7.20% due 10/31/2052 (e)	2,000	2,260,560

Total Corporate Bonds (Cost—$2,000,000)—8.1%		2,260,560

Short-Term Securities	Shares

Merrill Lynch Institutional Tax-Exempt Fund, 3.01% (f)(g)	2,002,297	2,002,297

Total Short-Term Securities (Cost—$2,002,297)—7.1%		2,002,297

Total Investments (Cost—$46,710,370*)—162.7%		45,639,792
Other Assets Less Liabilities—1.5%		421,105
Preferred Shares, at Redemption Value—(64.2%)		(18,006,670)

Net Assets Applicable to Common Shares—100.0%		$28,054,227

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$46,617,810

Gross unrealized appreciation	$728,812
Gross unrealized depreciation	(1,699,055)

Net unrealized depreciation	$(970,243)

(a)	FGIC Insured.
(b)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(d)	AMBAC Insured.
(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

Merrill Lynch Institutional Tax-Exempt Fund	1,802,297	$5,802

(g)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	39

Schedule of Investments as of February 29, 2008 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey—134.2%

Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds, Series B, 5.24% due 11/01/2027 (a)(b)	$4,000	$1,315,440

Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B, 6.25% due 1/01/2037	560	466,631

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034	2,000	1,835,420

New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50% due 4/01/2028	2,250	2,256,097

New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A:
5.75% due 1/01/2025	150	135,728
5.875% due 1/01/2037	265	230,372

New Jersey EDA, First Mortgage Revenue Refunding Bonds, Series A:
(Fellowship Village), 5.50% due 1/01/2025	2,000	1,854,780
(The Winchester Gardens at Ward Homestead Project), 5.80% due 11/01/2031	2,500	2,315,250

New Jersey EDA, Mortgage Revenue Refunding Bonds (Victoria Health Corporation Project), Series A, 5.20% due 12/20/2036 (c)	1,690	1,626,439

New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.), 5.25% due 11/15/2026	470	401,215

New Jersey EDA, Revenue Bonds (Newark Downtown District Management Corporation), 5.125% due 6/15/2037	250	209,185

New Jersey EDA, School Facilities Construction Revenue Bonds, Series U, 5% due 9/01/2037 (d)	500	474,885

New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.), AMT, Series A, 5.30% due 6/01/2015	1,000	1,010,510

New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7% due 11/15/2030	2,335	2,224,531

New Jersey Health Care Facilities Financing Authority, Health System Revenue Bonds (Catholic Health East), Series A, 5.375% due 11/15/2012 (e)	2,000	2,162,640

New Jersey Health Care Facilities Financing Authority Revenue Bonds:
(Kennedy Health System), 5.625% due 7/01/2031	2,000	1,955,360
(South Jersey Hospital System), 6% due 7/01/2012 (e)	2,500	2,737,850

New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
(Atlantic City Medical Center), 5.75% due 7/01/2012 (e)	890	965,810
(Atlantic City Medical Center), 5.75% due 7/01/2025	1,110	1,117,936
(Saint Barnabas Health Care System), Series B, 5.92% due 7/01/2030 (b)	500	104,090
(Saint Barnabas Health Care System), Series B, 5.72% due 7/01/2036 (b)	3,600	497,088
(Saint Barnabas Health Care System), Series B, 5.79% due 7/01/2037 (b)	3,600	463,536
(South Jersey Hospital System), 5% due 7/01/2046	500	428,495

Municipal Bonds	Par (000)	Value

New Jersey—(concluded)

New Jersey State Educational Facilities Authority Revenue Bonds:
(Fairleigh Dickinson University), Series D, 6% due 7/01/2025	$1,000	$973,660
(Georgian Court College Project), Series C, 6.50% due 7/01/2013 (e)	630	721,602
(Kean University), Series D, 5% due 7/01/2032 (f)	100	94,352
(Kean University), Series D, 5% due 7/01/2039 (f)	300	281,082
(Richard Stockton College), Series F, 5% due 7/01/2031 (g)	1,250	1,177,700

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
(Fairleigh Dickinson University), Series C, 6% due 7/01/2020	1,000	1,009,860
(Fairleigh Dickinson University), Series C, 5.50% due 7/01/2023	500	468,450
(Georgian Court University), Series D, 5% due 7/01/2033	150	128,840
(Rowan University), Series B, 4.25% due 7/01/2034 (f)	350	289,825

New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding Bonds, AMT, Series T, 4.70% due 10/01/2037	250	208,910

New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series C, 4.666% due 12/15/2032 (a)(b)	1,250	290,713

Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 126th Series, 5.25% due 5/15/2037 (f)	2,250	2,088,495

Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, 125th Series, 5% due 4/15/2032 (a)	1,500	1,442,985

Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125% due 12/01/2015	125	128,250

Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, CABS, Series A, 4.36% due 9/01/2033 (b)(g)	650	142,838

Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office Building Project), 5.25% due 8/15/2038 (a)	100	99,246

Tobacco Settlement Financing Corporation of New Jersey, Asset Backed Revenue Refunding Bonds:
6.125% due 6/01/2012 (e)	2,600	2,866,760
Series 1B, 5.65% due 6/01/2041 (b)	1,000	90,680

University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5% due 12/01/2031 (d)	1,000	924,090

Vineland, New Jersey, Electric Utility, GO, Refunding, AMT (g):
5.30% due 5/15/2029	1,000	989,870
5.375% due 5/15/2032	1,500	1,497,450

		42,704,946

Puerto Rico—16.8%

Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series D, 5.25% due 7/01/2012 (e)	2,000	2,147,160

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico—(concluded)

Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A (b)(d):
4.34% due 7/01/2037	$1,750	$282,135
4.51% due 7/01/2043	1,000	110,170

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25% due 7/01/2012 (e)	1,750	1,897,560

Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series SS, 5% due 7/01/2025 (g)	350	337,393

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D, 5.25% due 7/01/2027	615	569,201

		5,343,619

Total Municipal Bonds (Cost—$49,216,265)—151.0%		48,048,565

Corporate Bonds	Par (000)	Value

Multi-State—7.1%

Charter Mac Equity Issuer Trust, 7.20% due 10/31/2052 (h)	$2,000	$2,260,560

Total Corporate Bonds (Cost—$2,000,000)—7.1%		2,260,560

Short-Term Securities	Shares

CMA New Jersey Municipal Money Fund, 2.48% (i)(j)	1,113,091	1,113,091

Total Short-Term Securities (Cost—$1,113,091)—3.5%		1,113,091

Total Investments (Cost—$52,329,356*)—161.6%		51,422,216
Other Assets Less Liabilities—2.0%		646,281
Preferred Shares, at Redemption Value—(63.6%)		(20,238,924)

Net Assets Applicable to Common Shares—100.0%		$31,829,573

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$52,201,672

Gross unrealized appreciation	$1,826,733
Gross unrealized depreciation	(2,598,715)

Net unrealized depreciation	$(771,982)

(a)	FSA Insured.
(b)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(c)	GNMA Collateralized.
(d)	AMBAC Insured.
(e)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(f)	FGIC Insured.
(g)	MBIA Insured.
(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

CMA New Jersey Municipal Money Fund	605,718	$6,073

(j)	Represents the current yield as of report date.

•	Forward interest rate swaps outstanding as of February 29, 2008 were as follows:

	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay a fixed rate of 3.984% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Broker, JPMorgan Chase Expires June 2008	$1,100	$(21,953)
Pay a fixed rate of 3.682% and receive a floating rate based on 1-week SIMFA Municipal Swap Index Broker, JPMorgan Chase Expires April 2008	1,700	68,065

Total		$46,112

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	41

Schedule of Investments as of February 29, 2008 (Unaudited)	BlackRock New York Insured Municipal Income Trust (BSE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—156.4%

Babylon, New York, IDA Residential Recovery Revenue Refunding Bonds (Ogden Martin Project), VRDN, 2.87% due 1/01/2019 (a)(b)	$710	$710,000

Herkimer County, New York, IDA, Civic Facility Revenue Bonds (Herkimer College Foundation Inc.), 6.25% due 8/01/2034	1,000	962,480

Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5% due 2/15/2047 (c)	3,000	2,723,760

Long Island Power Authority, New York, Electric System Revenue Refunding Bonds:
Series B, 5% due 12/01/2035 (a)	1,000	963,600
Series F, 4.25% due 5/01/2033 (d)	1,415	1,196,496

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds:
Series A, 5% due 11/15/2030 (a)	6,095	5,925,254
Series A, 5.25% due 11/15/2031 (c)	4,250	4,198,532
Series E, 5.25% due 11/15/2031 (c)	2,660	2,627,787

Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A, 5% due 7/01/2030 (e)	10,000	9,762,700

Nassau County, New York, Interim Financing Authority, Sales Tax Secured Revenue Refunding Bonds, VRDN, Series A, 2.85% due 11/15/2022 (a)(b)	500	500,000

New York City, New York, City IDA, PILOT Revenue Bonds:
(Queens Baseball Stadium Project), 5% due 1/01/2046 (e)	3,725	3,429,533
(Yankee Stadium Project), 5% due 3/01/2046 (c)	650	598,422

New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System, Revenue Refunding Bonds (a):
Series A, 4.75% due 6/15/2037	1,385	1,266,458
Series DD, 4.75% due 6/15/2036	2,035	1,871,732

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 4.25% due 6/15/2039 (a)	1,500	1,244,460

New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-1, 5% due 7/15/2031 (c)	500	472,320

New York City, New York, City Transitional Finance Authority:
Future Tax Secured, Revenue Refunding Bonds, Series B (e):
5% due 11/01/2011 (f)	235	251,711
5% due 5/01/2030	5,765	5,562,418

New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-3 (a)(b):
2.90% due 8/01/2019	1,900	1,900,000
2.90% due 8/01/2022	2,300	2,300,000

New York City, New York, GO, Series D1, 5.125% due 12/01/2027	1,400	1,358,434

New York City, New York, GO, VRDN, Sub-Series A-6, 3.05% due 11/01/2026 (a)(b)	1,000	1,000,000

New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee Francais de New York Project), Series A, 5.375% due 6/01/2023 (g)	2,500	2,291,225

New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University), 5.25% due 11/01/2037 (g)	440	350,645

Municipal Bonds	Par (000)	Value

New York—(concluded)

New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5% due 10/15/2032 (e)	$6,000	$5,769,600

New York City, New York, Trust for Cultural Resources Revenue Refunding Bonds (American Museum of Natural History), Series A, 5% due 7/01/2044 (d)	4,100	3,833,623

New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5% due 11/15/2044 (e)	7,425	6,872,209

New York State Dormitory Authority, Hospital Revenue Bonds (Lutheran Medical Center), 5% due 8/01/2031 (h)(d)	7,000	6,559,350

New York State Dormitory Authority, Hospital Revenue Refunding Bonds (New York and Presbyterian Hospital), 5% due 8/01/2032 (e)(h)	5,000	4,678,800

New York State Dormitory Authority, Lease Revenue Bonds (State University Dormitory Facilities), 5% due 7/01/2037 (e)	500	477,045

New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN (b):
Sub-Series D-2A, 5% due 2/15/2031 (d)	700	700,000
Sub-Series D-2B, 3.15% due 2/15/2031 (a)	800	800,000

New York State Dormitory Authority, Mortgage Hospital Revenue Bonds (Saint Barnabas Hospital), Series A, 5% due 2/01/2031 (e)(h)	6,000	5,626,380

New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Health Quest Systems), Series B, 5.125% due 7/01/2037 (i)	750	711,308

New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Mount Sinai School of Medicine of New York University), 5% due 7/01/2035 (d)	2,500	2,351,000

New York State Dormitory Authority Revenue Bonds:
(Brooklyn Law School), Series B, 5.125% due 7/01/2030 (j)	5,000	4,665,850
(Fashion Institute of Technology Student Housing Corporation), 5.125% due 7/01/2014 (c)(f)	2,500	2,706,875
(Memorial Sloan-Kettering Cancer Center), Series 1, 5.06% due 7/01/2030 (d)(k)(l)	10,000	2,911,900
(New York University), Series 2, 5% due 7/01/2041 (e)	7,000	6,589,310
(SS Joachim and Anne Residence), 5.25% due 7/01/2027	3,000	2,873,280
(School Districts Financing Program), Series D, 5% due 10/01/2030 (d)	3,500	3,309,635

New York State Dormitory Authority, Revenue Refunding Bonds, Series A:
(School District Financing Program), 5% due 4/01/2031(d)	2,000	1,895,040
(Winthrop S. Nassau University), 5.25% due 7/01/2031 (e)	2,000	1,949,960

New York State, GO, Series A, 4.125% due 3/01/2037 (c)	320	258,038

New York State Local Government Assistance Corporation, Revenue Refunding Bonds, Sub-Lien, VRDN, Series 4V, 3.10% due 4/01/2022 (a)(b)	500	500,000

Schuyler County, New York, Human Services Development Corporation Revenue Bonds, 5% due 5/01/2032 (i)	1,150	1,103,207

TSASC, Inc., New York, TFABS, Series 1, 5.75% due 7/15/2012 (f)	2,500	2,735,825

Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5% due 11/15/2032 (d)	9,400	8,889,580

		132,235,782

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments (concluded)	BlackRock New York Insured Municipal Income Trust (BSE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico—6.4%

Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series SS, 5% due 7/01/2025 (d)	$1,000	$963,980

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (University Plaza Project), Series A, 5% due 7/01/2033 (d)	1,000	930,720

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities, Revenue Refunding Bonds (Polytechnic University), Series A, 5% due 8/01/2032 (g)	4,000	3,551,280

		5,445,980

Total Municipal Bonds (Cost—$145,244,408)—162.8%		137,681,762

Short-Term Securities	Shares	Value

CMA New York Municipal Money Fund, 2.63% (m)(n)	298	$298

Total Short-Term Securities (Cost—$298)—0.0%		298

Total Investments (Cost—$145,244,706*)—162.8%		137,682,060
Other Assets Less Liabilities—3.4%		2,898,823
Preferred Shares, at Redemption Value—(66.2%)		(56,020,750)

Net Assets Applicable to Common Shares—100.0%		$84,560,133

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$145,262,500

Gross unrealized appreciation	$547,837
Gross unrealized depreciation	(8,120,883)

Net unrealized depreciation	$(7,573,046)

(a)	FSA Insured.
(b)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is as of report date. This rate changes periodically based upon prevailing market rates.

(c)	FGIC Insured.
(d)	MBIA Insured.
(e)	AMBAC Insured.
(f)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(g)	ACA Insured.
(h)	FHA Insured.
(i)	Assured Guaranty Insured.
(j)	XL Capital Insured.
(k)	Security is collateralized by municipal or U.S. Treasury obligations.
(l)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(m)	Represents the current yield as of report date.
(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affillate	Net Activity	Dividend Income

CMA New York Municipal Money Fund	7	$4

Forward interest rate swaps outstanding as of February 29, 2008 were as follows:

	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay a fixed rate of 3.984% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Broker, JPMorgan Chase Expires June 2028	$8,000	$(159,656)

Pay a fixed rate of 3.682% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Broker, JPMorgan Chase Expires April 2038	$6,000	240,228

Total		$80,572

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	43

Schedule of Investments as of February 29, 2008	BlackRock New York Municipal Bond Trust (BQH)
(Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—127.6%

Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A (a):
7% due 5/01/2025	$200	$155,238
7% due 5/01/2035	130	98,743

Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Vassar College Project), 5.35% due 8/01/2011 (b)	1,000	1,078,890

Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Bard College), Series A-2, 4.50% due 8/01/2036	500	424,715

Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial Medical Center Project), 5% due 12/01/2027	150	124,280

Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 4.50% due 2/15/2047 (c)	900	776,313

Madison County, New York, IDA, Civic Facility Revenue Bonds (Commons II LLC - Student Housing), Series A, 5% due 6/01/2033 (d)	200	184,118

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.125% due 11/15/2031	3,000	2,886,270

New York City, New York, City Health and Hospital Corporation, Health System Revenue Bonds, Series A, 5.375% due 2/15/2026	1,100	1,069,739

New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT, Series A, 5.50% due 11/01/2034	2,500	2,379,100

New York City, New York, City IDA, PILOT Revenue Bonds:
(Queens Baseball Stadium Project), 5% due 1/01/2039 (e)	250	233,977
(Queens Baseball Stadium Project), 5% due 1/01/2046 (e)	150	138,102
(Yankee Stadium Project), 5% due 3/01/2036 (c)	250	234,617
(Yankee Stadium Project), 5% due 3/01/2046 (f)	750	690,487

New York City, New York, City IDA, Special Facility Revenue Bonds AMT:
(American Airlines, Inc. - JFK International Airport), 7.625% due 8/01/2025	1,250	1,279,637
(Continental Airlines Inc. Project), 7.75% due 8/01/2031	1,000	1,033,830

New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series AA, 4.50% due 6/15/2037 (c)	650	566,085

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A:
5.25% due 6/15/2011 (b)	2,500	2,661,650
4.25% due 6/15/2033	250	210,757

New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-1, 5% due 7/15/2031 (f)	250	236,160

New York City, New York, GO, Series D, 5.375% due 6/01/2032	2,040	2,035,696

New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee Francais de New York Project), Series A, 5.50% due 6/01/2015 (g)	250	251,325

New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University), 5.25% due 11/01/2037 (g)	480	382,522

New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5% due 11/15/2044 (e)	1,000	925,550

Municipal Bonds	Par (000)	Value

New York—(concluded)

New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, 6% due 6/01/2043	$1,445	$1,454,537

New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A, 6.125% due 2/15/2019	386	365,019

New York State Dormitory Authority, Consolidated Fourth General Resolution Revenue Bonds (City University System), Series A, 5.25% due 7/01/2011 (b)	2,215	2,359,772

New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds:
(Manhattan College), Series B, 5.30% due 7/01/2037 (h)	200	184,644
(New York University Hospitals Center), Series B, 5.625% due 7/01/2037	260	236,535

New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Mount Sinai School of Medicine of New York University), 5% due 7/01/2035 (c)	150	141,060

New York State Dormitory Authority Revenue Bonds:
(Iona College), 5.125% due 7/01/2032 (i)	2,500	2,311,825
(Willow Towers Inc. Project), 5.40% due 2/01/2034 (j)	2,500	2,500,950

New York State Environmental Facilities Corporation, State Clean Water and Drinking Revenue Refunding Bonds (New York City Water Project), Series D, 5.125% due 6/15/2031	2,750	2,711,143

New York State Mortgage Agency Revenue Bonds, AMT, Series 101, 5.40% due 4/01/2032	2,785	2,620,601

New York State Thruway Authority, General Revenue Refunding Bonds, Series H, 5% due 1/01/2037 (f)	250	238,253

New York State Urban Development Corporation, Personal Income Tax Revenue Bonds, Series A, 5.25% due 3/15/2012 (b)	5,000	5,356,850

Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 126th Series, 5.25% due 5/15/2037 (f)	2,750	2,552,605

Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125% due 12/01/2015	2,475	2,539,350

Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga Hospital Project), Series B, 5.25% due 12/01/2032	200	179,818

Schuyler County, New York, Human Services Development Corporation Revenue Bonds, 5% due 5/01/2032 (k)	600	575,586

Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds (Jeffersons Ferry Project), 5% due 11/01/2028	260	220,943

Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027	500	461,765

TSASC, Inc., New York, TFABS, Series 1, 5.75% due 7/15/2012 (b)	3,000	3,282,990

		50,352,047

Guam—0.5%

Guam Economic Development and Commerce Authority, Tobacco Settlement Asset Backed Revenue Refunding Bonds, 5.625% due 6/01/2047	200	182,846

Puerto Rico—20.6%

Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.625% due 5/15/2043	500	467,485

Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series D, 5.25% due 7/01/2012 (b)	750	805,185

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico—(concluded)

Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A (e)(l):
4.34% due 7/01/2037	$2,000	$322,440
5.009% due 7/01/2044	2,000	207,020

Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125% due 7/01/2031	1,825	1,659,728

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25% due 7/01/2012 (b)	1,750	1,897,560

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D:
5.25% due 7/01/2012 (b)	1,980	2,113,333
5.25% due 7/01/2027	720	666,382

		8,139,133

Total Municipal Bonds (Cost—$58,987,747)—148.7%		58,674,026

Corporate Bonds	Par (000)	Value

Multi State—7.2%

Charter Mac Equity Issuer Trust, 7.20% due 10/31/2052 (m)	$2,500	2,825,700

Total Corporate Bonds (Cost—$2,500,000)—7.2%		2,825,700

Short-Term Securities	Shares

CMA New York Municipal Money Fund, 2.63% (n)(o)	1,614,379	$1,614,379

Total Short-Term Securities (Cost—$1,614,379)—4.1%		1,614,379

Total Investments (Cost—$63,102,126*)—160.0%		63,114,105
Other Assets Less Liabilities—1.4%		542,553
Preferred Shares, at Redemption Value—(61.4%)		(24,213,937)

Net Assets Applicable to Common Shares—100.0%		$39,442,721

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$63,013,624

Gross unrealized appreciation	$2,304,328
Gross unrealized depreciation	(2,196,116)

Net unrealized appreciation	$108,212

(a)	Illiquid security.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(c)	MBIA Insured.
(d)	CIFG Insured.
(e)	AMBAC Insured.
(f)	FGIC Insured.
(g)	ACA Insured.
(h)	Radian Insured.
(i)	XL Capital Insured.
(j)	GNMA Collateralized.
(k)	Assured Guaranty Insured.
(l)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(m)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered illiquid.

(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

CMA New York Municipal Money Fund	1,107,227	$7,746

(o)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	45

Schedule of Investments as of February 29, 2008 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—144.9%

Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A (a):
7% due 5/01/2025	$345	$267,786
7% due 5/01/2035	220	167,103

Clarence, New York, IDA, Civic Facility Revenue Bonds (Bristol Village Project), 6% due 1/20/2044 (b)	1,705	1,758,861

Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Vassar College Project), 5.35% due 8/01/2011 (c)	4,000	4,315,560

Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds (International Paper Company), AMT, Series A, 5.50% due 10/01/2026	625	546,500

Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial Medical Center Project), 5% due 12/01/2027	250	207,132

Geneva, New York, IDA, Civic Facility Revenue Refunding Bonds (Hobart and William Smith Project), Series A, 5.375% due 2/01/2033	3,250	3,225,592

Herkimer County, New York, IDA, Civic Facility Revenue Bonds (Herkimer College Foundation Inc.), 6.25% due 8/01/2034	385	370,555

Long Island Power Authority, New York, Electric System Revenue Bonds, 5.04% due 6/01/2028 (d)(l)	3,515	1,125,925

Madison County, New York, IDA, Civic Facility Revenue Bonds (Commons II LLC - Student Housing), Series A, 5% due 6/01/2033 (e)	250	230,147

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Refunding Bonds, Series A, 5% due 11/15/2030	5,000	4,790,100

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.25% due 11/15/2031 (f)	1,250	1,234,862

Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A, 5.125% due 1/01/2029	5,000	4,847,100

New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT, Series J-2, 4.75% due 11/01/2027	1,420	1,247,811

New York City, New York, City IDA, Mortgage Revenue Bonds (Eger Harbor House Inc. Project), Series A (b):
4.95% due 11/20/2032	980	883,098
5.875% due 5/20/2044	975	993,486

New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project)(g):
5% due 1/01/2039	500	467,955
5% due 1/01/2046	2,050	1,887,394

New York City, New York, City IDA, Revenue Bonds (IAC/InterActiveCorp Project), 5% due 9/01/2035	1,000	831,570

New York City, New York, City IDA, Special Facility Revenue Bonds AMT:
(American Airlines, Inc. - JFK International Airport), 7.625% due 8/01/2025	1,600	1,637,936
(Continental Airlines Inc. Project) 7.75% due 8/01/2031	1,500	1,550,745

Municipal Bonds	Par (000)	Value

New York—(continued)

New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series AA, 4.50% due 6/15/2037 (h)	$850	$740,265

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds, Series A, 5.125% due 6/15/2034	5,000	4,911,000

New York City, New York, City Transit Authority, Metropolitan Transportation Authority, Triborough COP, Series A, 5.25% due 1/01/2010 (c)(g)	5,000	5,257,100

New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds (f):
Series S-1, 5% due 7/15/2031	500	472,320
Series S-2, 4.50% due 1/15/2031	2,500	2,185,525
Series S-2, 4.25% due 1/15/2034	250	205,095

New York City, New York, City Transitional Finance Authority, Future Tax Secured, Revenue Refunding Bonds, Series B, 5% due 11/01/2027	5,000	4,871,350

New York City, New York, GO:
Series A, 5% due 8/01/2030	1,500	1,425,090
Series B, 5.75% due 12/01/2011 (c)	3,000	3,269,640

New York City, New York, IDA, Civic Facility Revenue Bonds (i):
(Lycee Francais de New York Project), Series A, 5.375% due 6/01/2023	1,500	1,374,735
(Polytechnic University), 5.25% due 11/01/2037	800	637,536

New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5% due 11/15/2035 (g)	3,000	2,820,090

New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, 6% due 6/01/2043	2,535	2,551,731

New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A, 6.125% due 2/15/2019	675	639,967

New York State Dormitory Authority, Mortgage Hospital Revenue Bonds (Saint Barnabas Hospital), Series A, 5% due 2/01/2031 (g)(k)	1,500	1,406,595

New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds:
(Manhattan College), Series B, 5.30% due 7/01/2037 (m)	250	230,805
(Mount Sinai School of Medicine of New York University), 5% due 7/01/2035 (h)	500	470,200
(New York University Hospitals Center), Series B, 5.625% due 7/01/2037	530	482,168

New York State Dormitory Authority Revenue Bonds:
(Brooklyn Law School), Series B, 5.125% due 7/01/2030 (j)	2,500	2,332,925
(New School University), 5% due 7/01/2031 (h)	1,425	1,342,578

New York State Dormitory Authority, Revenue Refunding Bonds:
(Kateri Residence), 5% due 7/01/2022	2,000	1,997,840
(Mount Saint Mary College Project), 5% due 7/01/2032 (m)	2,000	1,790,200

New York State Energy Research and Development Authority, Facilities Revenue Bonds (Consolidated Edison Company of New York, Inc. Project), AMT, 4.70% due 6/01/2036	5,500	5,503,355

New York State Energy Research and Development Authority, Gas Facilities Revenue Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70% due 2/01/2024 (f)	1,500	1,301,445

New York State Urban Development Corporation, Personal Income Tax Revenue Bonds, Series B, 5% due 3/15/2035	2,000	1,928,160

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments (concluded) (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—(concluded)

Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125% due 12/01/2015	$3,500	$3,591,000

Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga Hospital Project), Series B, 5.25% due 12/01/2032	350	314,682

Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds (Jeffersons Ferry Project), 5% due 11/01/2028	450	382,401

Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027	2,500	2,308,825

TSASC, Inc., New York, TFABS, Series 1, 5.75% due 7/15/2012 (c)	8,000	8,754,640

Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series A, 5% due 1/01/2032	150	144,726

		98,231,207

Guam—0.5%

Guam Economic Development and Commerce Authority, Tobacco Settlement Asset Backed Revenue Refunding Bonds, 5.625% due 6/01/2047	375	342,836

Puerto Rico—8.3%

Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.625% due 5/15/2043	500	467,485

Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds:
Series D, 5.375% due 7/01/2012 (c)	2,000	2,157,160
Series N, 5.25% due 7/01/2039 (f)	2,900	2,698,189

Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series A, 5.14% due 8/01/2054 (g)(l)	5,000	283,850

		5,606,684

Municipal Bonds	Par (000)	Value

Total Municipal Bonds (Cost—$106,743,593)—153.7%		$104,180,727

Corporate Bonds

Multi-State—6.2%

Charter Mac Equity Issuer Trust (n):
5.75% due 4/30/2015	$500	527,880
6% due 4/30/2015	1,500	1,584,315
6% due 4/30/2019	1,000	1,049,540
6.30% due 4/30/2019	1,000	1,059,010

Total Corporate Bonds (Cost—$4,000,000)—6.2%		4,220,745

Short-Term Securities	Shares

CMA New York Municipal Money Fund, 2.63% (o)(p)	2,721,307	$2,721,307

Total Short-Term Securities (Cost—$2,721,307)—4.0%		2,721,307

Total Investments (Cost—$113,464,900*)—163.9%		111,122,779
Other Assets Less Liabilities—2.0%		1,346,102
Preferred Shares, at Redemption Value—(65.9%)		(44,671,315)

Net Assets Applicable to Common Shares—100.0%		$67,797,566

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$113,313,472

Gross unrealized appreciation	$2,392,322
Gross unrealized depreciation	(4,573,276)

Net unrealized depreciation	$(2,180,954)

(a)	Illiquid security.
(b)	GNMA Collateralized.
(c)	U.S. government securities, held in escrow, are used to pay Interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(d)	FSA Insured.
(e)	CIFG Insured.
(f)	FGIC Insured.
(g)	AMBAC Insured.
(h)	MBIA Insured.
(i)	ACA Insured.
(j)	XL Capital Insured.
(k)	FHA Insured.
(l)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(m)	Radian Insured.
(n)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered illiquid.

(o)	Represents the current yield as of report date.
(p)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

CMA New York Municipal Money Fund	1,810,432	$11,079

Forward interest rate swaps outstanding as of report date were as follows:

Description	Notional Amount (000)	Unrealized Appreciation

Pay a fixed rate of 3.841% and receive a floating rate based on 1-week SIFMA Municipal Swap Index

Broker, CitiBank, N.A.
Expires March 2033	$3,500	$19,442

Pay a fixed rate of 3.905% and receive a floating rate based on 1-week SIFMA Municipal Swap Index

Broker, CitiBank, N.A.
Expires March 2038	$2,500	8,258

Total		$27,700

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	47

Schedule of Investments as of February 29, 2008	BlackRock Virginia Municipal Bond Trust (BHV)
(Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia—7.2%

Metropolitan Washington Airports Authority, D.C.,
Airport System Revenue Bonds, AMT:
Series A, 5.25% due 10/01/2032 (a)	$1,500	$1,401,840
Series B, 5% due 10/01/2034 (b)	250	227,222

		1,629,062

Virginia—137.5%

Alexandria, Virginia, Redevelopment and Housing
Authority, M/F Housing Revenue Refunding Bonds
(3001 Park Center Apartments),
Series A, 6.375% due 4/01/2034	1,435	1,408,079

Arlington County, Virginia, IDA, Hospital Facilities Revenue
Bonds (Virginia Hospital Center - Arlington Health
System), 5.25% due 7/01/2011 (c)	2,150	2,307,056

Celebrate North Community Development Authority,
Virginia, Special Assessment Revenue Bonds, Series B,
6.75% due 3/01/2034	1,500	1,429,575

Chesterfield County, Virginia, EDA, Solid Waste and
Sewer Disposal Revenue Bonds (Virginia Electric
Power Company), AMT, Series A,
5.60% due 11/01/2031	500	454,400

Danville, Virginia, IDA, Hospital Revenue Refunding Bonds
(Danville Regional Medical Center),
5.25% due 10/01/2028 (d)(e)	1,500	1,541,730

Dulles Town Center, Virginia, Community Development
Authority, Special Assessment Tax (Dulles Town
Center Project), 6.25% due 3/01/2026	970	920,850

Fairfax County, Virginia, EDA, Residential Care Facilities,
Mortgage Revenue Refunding Bonds
(Goodwin House, Inc.),
5.125% due 10/01/2037	1,000	846,720

Fairfax County, Virginia, IDA, Revenue Refunding Bonds
(Inova Health System Project), VRDN, Series A-1,
2.85% due 5/15/2035 (f)	300	300,000

Fairfax County, Virginia, Water Authority, Water Revenue
Refunding Bonds, 5% due 4/01/2027	1,205	1,174,574

Hampton, Virginia, Public Improvement, GO,
5% due 4/01/2020	1,000	1,016,740

Henrico County, Virginia, EDA, Revenue Refunding Bonds
(Bon Secours Health System, Inc.), Series A:
5.60% due 11/15/2012 (c)	60	65,707
5.60% due 11/15/2030	1,440	1,434,370

Isle Wight County, Virginia, IDA, Environmental
Improvement Revenue Bonds, AMT, Series A,
5.70% due 11/01/2027	1,300	1,184,794

Norfolk, Virginia, Airport Authority Revenue Bonds, Series A,
5.125% due 7/01/2031 (a)	1,500	1,405,860

Peninsula Ports Authority, Virginia, Residential Care
Facilities, Revenue Refunding Bonds (Baptist Homes),
Series C, 5.40% due 12/01/2033	500	407,830

Pocahontas Parkway Association, Virginia, Toll Road
Revenue Bonds, Senior Series B,
6.99% due 8/15/2008 (c)(g)(h)	5,000	2,249,200

Prince William County, Virginia, Lease Participation
Certificates, 5% due 12/01/2021	1,275	1,280,725

Richmond, Virginia, Metropolitan Authority, Expressway
Revenue Refunding Bonds, 5.25% due 7/15/2022 (a)	1,250	1,276,550

Richmond, Virginia, Public Utilities Revenue Refunding
Bonds, 5% due 1/15/2012 (b)(c)	3,000	3,179,400

Municipal Bonds	Par (000)	Value

Virginia—(concluded)

The Shops at White Oak Village Community Development
Authority, Virginia, Special Assessment Revenue Bonds,
5.30% due 3/01/2017	$250	$235,473

Virginia College Building Authority, Educational Facilities
Revenue Bonds (21st Century College Project),
VRDN, Series B, 3.13% due 2/01/2026 (f)	590	590,000

Virginia College Building Authority, Educational Facilities
Revenue Refunding Bonds (Washington and Lee
University Project)(i):
5.25% due 1/01/2026	500	515,830
5.25% due 1/01/2031	1,000	1,020,040

Virginia Port Authority, Port Facilities Revenue Bonds, AMT,
4.75% due 7/01/2031 (a)	500	441,425

Virginia State, HDA, Commonwealth Mortgage Revenue
Bonds, Series H, Sub-Series H-1,
5.375% due 7/01/2036 (i)	3,000	2,887,950

Virginia State Resources Authority, Infrastructure Revenue
Bonds (Pooled Loan Program), Series A,
5.125% due 5/01/2027	635	631,501

Virginia State Resources Authority, Water and Sewer System
Revenue Bonds (Frederick County Sanitation Authority
Project), 5.20% due 10/01/2010 (c)	1,000	1,055,920

		31,262,299

Puerto Rico—5.5%

Children’s Trust Fund Project of Puerto Rico, Tobacco
Settlement Revenue Refunding Bonds,
5.375% due 5/15/2033	1,340	1,254,655

Total Municipal Bonds
(Cost—$34,029,825)—150.2%		34,146,016

Corporate Bonds

Multi-State—7.4%

Charter Mac Equity Issuer Trust,
7.20% due 10/31/2052 (j)	1,500	1,695,421

Total Corporate Bonds
(Cost—$1,500,000)—7.4%		1,695,421

Total Investments (Cost—$35,529,825*)—157.6%		35,841,437
Other Assets Less Liabilities—1.9%		426,214
Preferred Shares, at Redemption Value—(59.5%)		(13,530,011)

Net Assets Applicable to Common Shares—100.0%		$22,737,640

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$35,374,500

Gross unrealized appreciation	$1,401,752
Gross unrealized depreciation	(928,572)

Net unrealized appreciation	$473,180

(a)	FGIC Insured.
(b)	FSA Insured.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(d)	AMBAC Insured.
(e)	Security is collateralized by Municipal or U.S. Treasury obligations.
(f)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is as of report date. This rate changes periodically based upon prevailing market rates.

(g)	ACA Insured.
(h)	Represents a zero-coupon; the interest rate shown reflects the effective yield at the time of purchase.
(i)	MBIA Insured.
(j)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered illiquid.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	49

Statements of Assets and Liabilities

As of February 29, 2008 (Unaudited)	BlackRock Insured Municipal Income Trust (BYM)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Trust II (BLE)	BlackRock California Insured Municipal Income Trust (BCK)

Assets:

Investments at value - unaffiliated[1]	$556,971,655	$226,916,879	$499,041,939	$103,881,672
Investments at value - affiliated[2]	11,718,592	1,803,513	5,512,528	15,998,029
Cash	40,934	71,823	23,537	64,473
Investments sold receivable	—	—	—	—
Unrealized appreciation on forward interest rate swaps	309,252	175,105	234,573	—
Interest receivable	6,514,931	2,729,832	7,543,138	1,275,885
Prepaid expenses and other assets	71,025	27,571	61,657	12,406

Total assets	575,626,389	231,724,723	512,417,372	121,232,465

Liabilities:

Unrealized depreciation on forward interest rate swaps	209,680	—	278,208	—
Bank overdraft	—	—	—	—
Margin variation payable	—	110,243	245,525	22,321
Investments purchased payable	—	—	—	5,495,984
Income dividends payable	1,598,438	787,849	1,640,228	306,098
Investment advisory fees payable	204,886	82,340	205,126	39,163
Payable for swaps	—	—	—	—
Trustees and officers fees payable	83,707	33,686	76,492	10,364
Other accrued expenses payable	132,743	102,015	87,623	61,228

Total liabilities	2,229,454	1,116,133	2,533,202	5,935,158

Preferred Shares:

Preferred Shares, at redemption value, par value $0.001 per share, authorized, issued and outstanding at $25,000 per share liquidation preference[3]	229,105,424	90,542,826	205,659,618	46,530,151

Net Assets Applicable to Common Shareholders

Net Assets Applicable to Common Shares	$344,291,511	$140,065,764	$304,224,552	$68,767,156

Net Assets Applicable to Common Shareholders Consist of:

Common Shares, par value $0.001 per share[4]	$26,204	$10,299	$23,102	$5,278
Paid-in capital in excess of par	371,940,567	146,478,152	328,389,099	74,828,854
Undistributed net investment income	2,215,622	1,370,448	918,634	327,864
Accumulated net realized loss	(6,191,231)	(2,884,214)	(10,239,362)	(891,054)
Net unrealized appreciation/depreciation	(23,699,651)	(4,908,921)	(14,866,921)	(5,503,786)

Net assets applicable to Common Shareholders	$344,291,511	$140,065,764	$304,224,552	$68,767,156

Net asset value per Common Share	$13.14	$13.60	$13.17	$13.03

[1] Investments at cost - unaffiliated	$580,770,878	$232,000,905	$513,865,225	$109,385,458
[2] Investments at cost - affiliated	$11,718,592	$1,803,513	$5,512,528	$15,998,029
[3] Preferred Shares outstanding:
Series M-7 Shares	3,053	—	2,055	—
Series T-7 Shares	—	1,810	2,056	—
Series W-7 Shares	—	—	2,055	—
Series R-7 Shares	3,053	1,810	2,056	—
Series F-7 Shares	3,053	—	—	1,860

[4] Common Shares outstanding	26,203,900	10,298,686	23,101,797	5,277,553

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

As of February 29, 2008 (Unaudited)	BlackRock California Municipal Bond Trust (BZA)	BlackRock California Municipal Income Trust II (BCL)	BlackRock Florida Insured Municipal Income Trust (BAF)	BlackRock Florida Municipal Bond Trust (BIE)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Assets:

Investments at value - unaffiliated[1]	$67,712,379	$177,872,729	$185,202,650	$75,795,501	$43,637,495	$50,309,125
Investments at value - affiliated[2]	8,264,677	245	6,923,459	940,441	2,002,297	1,113,091
Cash	87,250	85,989	—	58,688	21,722	64,121
Investments sold receivable	3,853,908	—	—	—	—	143,344
Unrealized appreciation on forward interest rate swaps	—	124,929	—	—	—	68,065
Interest receivable	852,205	2,450,742	2,621,724	1,124,574	615,773	647,835
Prepaid expenses and other assets	10,014	16,477	21,571	8,154	7,923	7,647

Total assets	80,780,433	180,551,111	194,769,404	77,927,358	46,285,210	52,353,228

Liabilities:

Unrealized depreciation on forward interest rate swaps	—	70,602	19,793	—	—	21,953
Bank overdraft	—	—	12,479	—	—	—
Margin variation payable	—	35,713	—	—	—	—
Investments purchased payable	1,969,082	1,969,082	1,155,720	—	—	—
Income dividends payable	261,868	523,655	506,562	259,121	145,342	180,501
Investment advisory fees payable	25,461	71,702	65,801	27,054	16,177	18,401
Payable for swaps	—	—	—	—	—	—
Trustees and officers fees payable	8,730	20,599	23,345	8,002	30,894	10,566
Other accrued expenses payable	60,216	65,855	77,296	51,112	31,900	53,310

Total liabilities	2,325,357	2,757,208	1,860,996	345,289	224,313	284,731

Preferred Shares:

Preferred Shares, at redemption value, par value $0.001 per share, authorized, issued and outstanding at $25,000 per share liquidation preference[3]	29,994,436	71,984,048	76,052,321	29,789,214	18,006,670	20,238,924

Net Assets Applicable to Common Shareholders

Net Assets Applicable to Common Shares	$48,460,640	$105,809,855	$116,856,087	$47,792,855	$28,054,227	$31,829,573

Net Assets Applicable to Common Shareholders Consist of:

Common Shares, par value $0.001 per share[4]	$3,401	$7,995	$8,734	$3,330	$2,037	$2,297
Paid-in capital in excess of par	48,270,652	113,417,013	123,914,893	47,188,723	28,854,334	32,563,082
Undistributed net investment income	376,699	468,015	628,952	580,901	408,131	497,689
Accumulated net realized loss	(438,214)	(5,470,999)	(168,030)	(585,645)	(139,697)	(372,467)
Net unrealized appreciation/depreciation	248,102	(2,612,169)	(7,528,462)	605,546	(1,070,578)	(861,028)

Net assets applicable to Common Shareholders	$48,460,640	$105,809,855	$116,856,087	$47,792,855	$28,054,227	$31,829,573

Net asset value per Common Share	$14.25	$13.23	$13.38	$14.35	$13.77	$13.86

[1] Investments at cost - unaffiliated	$67,464,277	$180,539,225	$192,711,319	$75,189,955	$44,708,073	$51,216,265
[2] Investments at cost - affiliated	$8,264,677	$245	$6,923,459	$940,441	$2,002,297	$1,113,091
[3] Preferred Shares outstanding:
Series M-7 Shares	—	—	3,040	—	—	809
Series T-7 Shares	—	1,439	—	—	—	—
Series W-7 Shares	—	—	—	1,191	—	—
Series R-7 Shares	—	1,439	—	—	720	—
Series F-7 Shares	1,199	—	—	—	—	—

[4] Common Shares outstanding	3,400,883	7,994,740	8,734,048	3,330,257	2,037,040	2,296,979

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	51

Statements of Assets and Liabilities (concluded)

As of February 29, 2008 (Unaudited)	BlackRock New York Insured Municipal Income Trust (BSE)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)

Assets:

Investments at value - unaffiliated[1]	$137,681,762	$61,499,726	$108,401,472	$35,841,437
Investments at value - affiliated[2]	298	1,614,379	2,721,307	—
Cash	99,656	8,357	37,502	57,604
Investments sold receivable	1,709,998	—	335,792	10,000
Unrealized appreciation on forward interest rate swaps	240,228	—	27,700	—
Interest receivable	1,493,189	826,626	1,347,597	528,098
Prepaid expenses and other assets	12,570	10,529	11,083	6,359

Total assets	141,237,701	63,959,617	112,882,453	36,443,498

Liabilities:

Unrealized depreciation on forward interest rate swaps	159,656	—	—	—
Income dividends payable	375,345	212,135	308,794	112,214
Investment advisory fees payable	50,494	22,155	44,104	12,810
Trustees and officers fees payable	10,251	8,955	12,009	8,395
Other accrued expenses payable	61,072	59,714	48,665	42,428

Total liabilities	656,818	302,959	413,572	175,847

Preferred Shares:

Preferred Shares, at redemption value, par value $0.001 per share, authorized, issued and outstanding at $25,000 per share liquidation preference[3]	56,020,750	24,213,937	44,671,315	13,530,011

Net Assets Applicable to Common Shareholders

Net Assets Applicable to Common Shares	$84,560,133	$39,442,721	$67,797,566	$22,737,640

Net Assets Applicable to Common Shareholders Consist of:

Common Shares, par value $0.001 per share[4]	$6,471	$2,751	$4,941	$1,549
Paid-in capital in excess of par	91,799,523	39,047,839	70,053,876	21,981,010
Undistributed net investment income	764,439	437,823	783,276	559,870
Accumulated net realized loss	(528,226)	(57,671)	(730,106)	(116,401)
Net unrealized appreciation/depreciation	(7,482,074)	11,979	(2,314,421)	311,612

Net assets applicable to Common Shareholders	$84,560,133	$39,442,721	$67,797,566	$22,737,640

Net asset value per Common Share	$13.07	$14.34	$13.72	$14.68

[1] Investments at cost - unaffiliated	$145,244,408	$61,487,747	$110,743,593	$35,529,825
[2] Investments at cost - affiliated	$298	$1,614,379	$2,721,307	—
[3] Preferred Shares outstanding:
Series M-7 Shares	—	—	—	—
Series T-7 Shares	—	968	—	—
Series W-7 Shares	—	—	1,786	—
Series R-7 Shares	2,240	—	—	541
Series F-7 Shares	—	—	—	—

[4] Common Shares outstanding	6,471,472	2,751,464	4,940,705	1,549,323

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Statements of Operations

For the Six Months Ended February 29, 2008 (Unaudited)	BlackRock Insured Municipal Income Trust (BYM)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Trust II (BLE)	BlackRock California Insured Municipal Income Trust (BCK)

Investment Income:

Interest	$15,208,736	$7,379,178	$15,679,517	$2,877,627
Dividends from affiliates	70,245	64,123	125,178	57,541

Total income	15,278,981	7,443,301	15,804,695	2,935,168

Expenses:

Investment advisory	1,717,366	815,004	1,525,136	345,065
Commissions for Preferred Shares	286,245	116,118	253,589	56,953
Accounting services	28,975	21,437	29,263	12,763
Professional fees	54,000	38,199	57,287	38,414
Transfer agent	17,459	11,365	21,124	9,904
Printing	25,463	11,100	22,624	5,055
Trustees and Officers	18,801	8,246	18,589	5,045
Custodian	19,658	9,986	16,144	5,005
Listing	4,637	6,239	1,793	5,740
Miscellaneous	23,293	18,067	28,279	17,006

Total expenses	2,195,897	1,055,761	1,973,828	500,950
Less fees waived by advisor	(525,221)	(317,417)	(284,624)	(113,039)
Less fees paid indirectly	(41)	(84)	(19)	(79)

Total expenses after waiver	1,670,635	738,260	1,689,185	387,832

Net investment income	13,608,346	6,705,041	14,115,510	2,547,336

Realized and Unrealized Gain (Loss):

Net realized gain (loss) from:
Investments	645,765	217,668	220,228	390,667
Futures and forward interest rate swaps	(3,477,797)	(2,737,300)	(4,912,071)	(563,985)

	(2,832,032)	(2,519,632)	(4,691,843)	(173,318)

Net change in unrealized appreciation/depreciation on:
Investments	(42,401,131)	(17,179,972)	(40,282,878)	(8,564,821)
Futures and forward interest rate swaps	1,008,977	746,305	1,084,063	189,029

	(41,392,154)	(16,433,667)	(39,198,815)	(8,375,792)

Total realized and unrealized loss	(44,224,186)	(18,953,299)	(43,890,658)	(8,549,110)

Dividends and Distributions to Preferred Shareholders from:

Net investment income	(3,777,261)	(1,498,444)	(3,850,347)	(744,761)
Net realized gains	—	(311,386)	—	—

Total dividends and distributions	(3,777,261)	(1,809,830)	(3,850,347)	(744,761)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(34,393,101)	$(14,058,088)	$(33,625,495)	$(6,746,535)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	53

Statements of Operations (concluded)

For the Six Months Ended February 29, 2008 (Unaudited)	BlackRock California Municipal Bond Trust (BZA)	BlackRock California Municipal Income Trust II (BCL)	BlackRock Florida Insured Municipal Income Trust (BAF)	BlackRock Florida Municipal Bond Trust (BIE)

Investment Income:

Interest	$2,297,296	$5,096,326	$4,917,068	$2,278,027
Dividends from affiliates	31,773	3	54,586	20,837

Total income	2,329,069	5,096,329	4,971,654	2,298,864

Expenses:

Investment advisory	270,199	530,558	569,619	266,737
Commissions for Preferred Shares	38,096	90,395	93,009	37,862
Accounting services	12,540	22,232	21,329	12,646
Professional fees	32,621	37,248	36,550	27,740
Transfer agent	5,361	14,553	11,559	6,145
Printing	3,847	8,507	10,401	4,667
Trustees and Officers	3,166	9,739	9,529	4,361
Custodian	4,321	7,440	6,947	3,770
Listing	5,949	630	5,829	6,017
Miscellaneous	17,108	18,451	15,936	15,011

Total expenses	393,208	739,753	780,708	384,956
Less fees waived by advisor	(109,387)	(96,465)	(186,252)	(107,319)
Less fees paid indirectly	(40)	(10)	(201)	(5)

Total expenses after waiver	283,781	643,278	594,255	277,632

Net investment income	2,045,288	4,453,051	4,377,399	2,021,232

Realized and Unrealized Gain (Loss):

Net realized gain (loss) from:
Investments	398,711	122,120	425,047	76,951
Futures and forward interest rate swaps	(217,666)	(1,881,491)	(240,500)	—

	181,045	(1,759,371)	184,547	76,951

Net change in unrealized appreciation/depreciation on:
Investments	(3,782,608)	(12,619,533)	(11,523,630)	(3,522,891)
Futures and forward interest rate swaps	65,981	642,434	94,929	—

	(3,716,627)	(11,977,099)	(11,428,701)	(3,522,891)

Total realized and unrealized loss	(3,535,582)	(13,736,470)	(11,244,154)	(3,445,940)

Dividends and Distributions to Preferred Shareholders from:

Net investment income	(564,955)	(1,251,733)	(1,452,506)	(568,994)
Net realized gains	—	—	—	—

Total dividends and distributions	(564,955)	(1,251,733)	(1,452,506)	(568,994)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(2,055,249)	$(10,535,152)	$(8,319,261)	$(1,993,702)

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock New Jersey Municipal Bond Trust (BLJ)	BlackRock New York Insured Municipal Income Trust (BSE)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)

Investment Income:

Interest	$1,357,335	$1,595,082	$3,622,408	$1,898,430	$3,172,761	$1,075,970
Dividends from affiliates	5,802	6,073	4	7,746	11,079	—

Total income	1,363,137	1,601,155	3,622,412	1,906,176	3,183,840	1,075,970

Expenses:

Investment advisory	159,547	181,687	418,834	217,988	327,702	124,085
Commissions for Preferred Shares	22,350	25,771	70,851	29,393	54,181	16,941
Accounting services	11,985	12,312	13,775	11,868	12,923	11,900
Professional fees	25,997	29,354	35,618	26,898	34,337	20,868
Transfer agent	8,435	5,443	7,859	10,555	8,855	7,820
Printing	3,157	3,191	7,567	3,685	5,883	2,734
Trustees and Officers	3,266	3,339	4,497	2,620	4,220	2,825
Custodian	4,977	3,165	7,092	4,197	5,967	1,934
Listing	159	182	4,677	5,762	376	121
Miscellaneous	12,589	15,330	17,232	15,626	15,842	12,460

Total expenses	252,462	279,774	588,002	328,592	470,286	201,688
Less fees waived by advisor	(61,764)	(70,922)	(126,904)	(85,022)	(61,404)	(47,725)
Less fees paid indirectly	(87)	(9)	(263)	(85)	(35)	(80)

Total expenses after waiver	190,611	208,843	460,835	243,485	408,847	153,883

Net investment income	1,172,526	1,392,312	3,161,577	1,662,691	2,774,993	922,087

Realized and Unrealized Gain (Loss):

Net realized gain (loss) from:
Investments	(9,354)	(190,775)	132,711	126,608	59,568	(22,388)
Futures and forward interest rate swaps	—	(116,029)	(482,970)	2,846	(597,506)	—

	(9,354)	(306,804)	(350,259)	129,454	(537,938)	(22,388)

Net change in unrealized appreciation/depreciation on:
Investments	(2,206,050)	(3,066,864)	(9,119,107)	(2,822,922)	(5,232,119)	(1,325,574)
Futures and forward interest rate swaps	—	12,978	(62,708)	9,485	275,365	—

	(2,206,050)	(3,053,886)	(9,181,815)	(2,813,437)	(4,956,754)	(1,325,574)

Total realized and unrealized loss	(2,215,404)	(3,360,690)	(9,532,074)	(2,683,983)	(5,494,692)	(1,347,962)

Dividends and Distributions to Preferred Shareholders from:

Net investment income	(302,697)	(359,685)	(852,903)	(445,475)	(709,572)	(252,059)
Net realized gains	(10,561)	(6,860)	(82,413)	(19,635)	(35,412)	—

Total dividends and distributions	(313,258)	(366,545)	(935,316)	(465,110)	(744,984)	(252,059)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(1,356,136)	$(2,334,923)	$(7,305,813)	$(1,486,402)	$(3,464,683)	$(677,934)

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	55

Statements of Changes in Net Assets

	BlackRock Insured Municipal Income Trust (BYM)		BlackRock Municipal Bond Trust (BBK)

Increase (Decrease) in Net Assets:	For the Six Months Ended February 29, 2008 (Unaudited)	For the Year Ended August 31, 2007	For the Six Months Ended February 29, 2008 (Unaudited)	For the Year Ended August 31, 2007

Operations:

Net investment income	$13,608,346	$27,087,640	$6,705,041	$12,332,950
Net realized gain (loss)	(2,832,032)	(1,872,662)	(2,519,632)	589,300
Net change in unrealized appreciation/depreciation	(41,392,154)	(16,001,059)	(16,433,667)	(7,236,647)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(3,777,261)	(7,245,982)	(1,498,444)	(3,249,713)
Net realized gains	—	(499,767)	(311,386)	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(34,393,101)	1,468,170	(14,058,088)	2,435,890

Dividends and Distributions to Common Shareholders from:

Net investment income	(9,590,628)	(19,181,250)	(4,906,752)	(10,527,094)
Net realized gains	—	(1,349,789)	(1,349,995)	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(9,590,628)	(20,531,039)	(6,256,747)	(10,527,094)

Capital Share Transactions:

Net increase in net assets from reinvestment of common dividends	—	—	481,044	1,095,893

Net Assets Applicable to Common Shares:

Total decrease in net assets applicable to Common Shares	(43,983,729)	(19,062,869)	(19,833,791)	(6,995,311)
Beginning of period	388,275,240	407,338,109	159,899,555	166,894,866

End of period	$344,291,511	$388,275,240	$140,065,764	$159,899,555

End of period undistributed net investment income	$2,215,622	$1,975,165	$1,370,448	$1,070,603

	BlackRock Florida Insured Municipal Income Trust (BAF)		BlackRock Florida Municipal Bond Trust (BIE)

Increase (Decrease) in Net Assets:	For the Six Months Ended February 29, 2008 (Unaudited)	For the Year Ended August 31, 2007	For the Six Months Ended February 29, 2008 (Unaudited)	For the Year Ended August 31, 2007

Operations:

Net investment income	$4,377,399	$8,851,442	$2,021,232	$3,829,172
Net realized gain (loss)	184,547	(98,027)	76,951	(495,010)
Net change in unrealized appreciation/depreciation	(11,428,701)	(4,854,423)	(3,522,891)	(1,748,582)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(1,452,506)	(2,711,706)	(568,994)	(1,065,086)
Net realized gains	—	—	—	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(8,319,261)	1,187,286	(1,993,702)	520,494

Dividends and Distributions to Common Shareholders from:

Net investment income	(3,039,449)	(6,078,895)	(1,554,168)	(3,101,757)
Net realized gains	—	—	(97,279)	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(3,039,449)	(6,078,895)	(1,651,447)	(3,101,757)

Capital Share Transactions:

Net increase in net assets from reinvestment of common dividends	—	—	54,351	166,535

Net Assets Applicable to Common Shares:

Total decrease in net assets applicable to Common Shares	(11,358,710)	(4,891,609)	(3,590,798)	(2,414,728)
Beginning of period	128,214,797	133,106,406	51,383,653	53,798,381

End of period	$116,856,087	$128,214,797	$47,792,855	$51,383,653

End of period undistributed net investment income	$628,952	$743,508	$580,901	$682,831

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

	BlackRock Municipal Income Trust II (BLE)		BlackRock California Insured Municipal Income Trust (BCK)		BlackRock California Municipal Bond Trust (BZA)		BlackRock California Municipal Income Trust II (BCL)

Increase (Decrease) in Net Assets:	For the Six Months Ended February 29, 2008 (Unaudited)	For the Year Ended August 31, 2007	For the Six Months Ended February 29, 2008 (Unaudited)	For the Year Ended August 31, 2007	For the Six Months Ended February 29, 2008 (Unaudited)	For the Year Ended August 31, 2007	For the Six Months Ended February 29, 2008 (Unaudited)	For the Year Ended August 31, 2007

Operations:

Net investment income	$14,115,510	$27,073,974	$2,547,336	$5,226,035	$2,045,288	$3,842,371	$4,453,051	$8,568,697
Net realized gain (loss)	(4,691,843)	391,635	(173,318)	95,635	181,045	213,170	(1,759,371)	981,444
Net change in unrealized appreciation/depreciation	(39,198,815)	(15,760,063)	(8,375,792)	(3,236,231)	(3,716,627)	(3,050,049)	(11,977,099)	(6,967,642)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(3,850,347)	(7,322,276)	(744,761)	(1,502,001)	(564,955)	(1,013,230)	(1,251,733)	(2,374,847)
Net realized gains	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(33,625,495)	4,383,270	(6,746,535)	583,438	(2,055,249)	(7,738)	(10,535,152)	207,652

Dividends and Distributions to Common Shareholders from:

Net investment income	(10,008,006)	(21,511,812)	(1,836,475)	(3,672,302)	(1,568,432)	(3,174,041)	(3,141,933)	(6,279,091)
Net realized gains	(412,602)	—	—	—	(114,730)	—	(125,847)	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(10,420,608)	(21,511,812)	(1,836,475)	(3,672,302)	(1,683,162)	(3,174,041)	(3,267,780)	(6,279,091)

Capital Share Transactions:

Net increase in net assets from reinvestment of common dividends	707,746	2,083,908	12,121	8,887	215,817	363,722	9,834	149,378

Net Assets Applicable to Common Shares:

Total decrease in net assets applicable to Common Shares	(43,338,357)	(15,044,634)	(8,570,889)	(3,079,977)	(3,522,594)	(2,818,057)	(13,793,098)	(5,922,061)
Beginning of period	347,562,909	362,607,543	77,338,045	80,418,022	51,983,234	54,801,291	119,602,953	125,525,014

End of period	$304,224,552	$347,562,909	$68,767,156	$77,338,045	$48,460,640	$51,983,234	$105,809,855	$119,602,953

End of period undistributed net investment income	$918,634	$661,477	$327,864	$361,764	$376,699	$464,798	$468,015	$408,630

	BlackRock Maryland Municipal Bond Trust (BZM)		BlackRock New Jersey Municipal Bond Trust (BLJ)		BlackRock New York Insured Municipal Income Trust (BSE)		BlackRock New York Municipal Bond Trust (BQH)

Increase (Decrease) in Net Assets:	For the Six Months Ended February 29, 2008 (Unaudited)	For the Year Ended August 31, 2007	For the Six Months Ended February 29, 2008 (Unaudited)	For the Year Ended August 31, 2007	For the Six Months Ended February 29, 2008 (Unaudited)	For the Year Ended August 31, 2007	For the Six Months Ended February 29, 2008 (Unaudited)	For the Year Ended August 31, 2007

Operations:

Net investment income	$1,172,526	$2,196,572	$1,392,312	$2,646,386	$3,161,577	$6,662,448	$1,662,691	$3,114,715
Net realized gain (loss)	(9,354)	(36,957)	(306,804)	(118,196)	(350,259)	129,600	129,454	233,781
Net change in unrealized appreciation/depreciation	(2,206,050)	(1,990,798)	(3,053,886)	(1,900,776)	(9,181,815)	(4,871,907)	(2,813,437)	(1,780,588)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(302,697)	(620,925)	(359,685)	(668,039)	(852,903)	(1,663,594)	(445,475)	(788,847)
Net realized gains	(10,561)	(724)	(6,860)	—	(82,413)	(114,611)	(19,635)	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(1,356,136)	(452,832)	(2,334,923)	(40,625)	(7,305,813)	(115,064)	(1,486,402)	779,061

Dividends and Distributions to Common Shareholders from:

Net investment income	(871,191)	(1,736,982)	(1,081,864)	(2,156,474)	(2,252,072)	(4,502,953)	(1,270,471)	(2,525,696)
Net realized gains	(92,773)	(2,108)	(87,537)	—	(221,583)	(322,647)	(144,243)	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(963,964)	(1,739,090)	(1,169,401)	(2,156,474)	(2,473,655)	(4,825,600)	(1,414,714)	(2,525,696)

Capital Share Transactions:

Net increase in net assets from reinvestment of common dividends	72,266	140,320	87,964	180,298	25,571	—	184,320	364,660

Net Assets Applicable to Common Shares:

Total decrease in net assets applicable to Common Shares	(2,247,834)	(2,051,602)	(3,416,360)	(2,016,801)	(9,753,897)	(4,940,664)	(2,716,796)	(1,381,975)
Beginning of period	30,302,061	32,353,663	35,245,933	37,262,734	94,314,030	99,254,694	42,159,517	43,541,492

End of period	$28,054,227	$30,302,061	$31,829,573	$35,245,933	$84,560,133	$94,314,030	$39,442,721	$42,159,517

End of period undistributed net investment income	$408,131	$409,493	$497,689	$546,926	$764,439	$707,837	$437,823	$491,078

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	57

Statements of Changes in Net Assets (concluded)

	BlackRock		BlackRock
	New York Municipal		Virginia Municipal
	Income Trust II (BFY)		Bond Trust (BHV)

	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	February 29, 2008	Year Ended	February 29, 2008	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	August 31, 2007	(Unaudited)	August 31, 2007

Operations:

Net investment income	$2,774,993	$5,283,336	$922,087	$1,712,355
Net realized gain (loss)	(537,938)	99,253	(22,388)	(11,882)
Net change in unrealized appreciation/depreciation	(4,956,754)	(3,416,134)	(1,325,574)	(1,043,695)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(709,572)	(1,477,497)	(252,059)	(422,739)
Net realized gains	(35,412)	—	—	(26,231)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(3,464,683)	488,958	(677,934)	207,808

Dividends and Distributions to Common Shareholders from:

Net investment income	(1,852,594)	(3,607,277)	(672,455)	(1,338,699)
Net realized gains	(206,765)	—	(48,213)	(80,656)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(2,059,359)	(3,607,277)	(720,668)	(1,419,355)

Capital Share Transactions:

Net increase in net assets from reinvestment of common dividends	19,335	27,341	82,860	167,940

Net Assets Applicable to Common Shares:

Total decrease in net assets applicable to Common Shares	(5,504,707)	(3,090,978)	(1,315,742)	(1,043,607)
Beginning of period	73,302,273	76,393,251	24,053,382	25,096,989

End of period	$67,797,566	$73,302,273	$22,737,640	$24,053,382

End of period undistributed net investment income	$783,276	$570,449	$559,870	$562,297

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Financial Highlights	BlackRock Insured Municipal Income Trust (BYM)

	For the Six Months Ended February 29, 2008 (Unaudited)						For the Period October 31, 2002[1] through August 31, 2003
The following per share data and ratios have been derived from information provided in the financial statements.			For the Year Ended August 31,

			2007	2006	2005	2004

Per Common Share Operating Performance:

Net asset value, beginning of period	$14.82		$15.54	$15.61	$14.62	$13.64	$14.33	[2]

Net investment income	0.52	[3]	1.03	1.03	1.03	1.06	0.83
Net realized and unrealized gain (loss)	(1.69)		(0.67)	(0.09)	1.07	0.94	(0.62)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.14)		(0.28)	(0.26)	(0.17)	(0.08)	(0.07)
Net realized gain	—		(0.02)	—	—	—	—

Net increase (decrease) from investment operations	(1.31)		0.06	0.68	1.93	1.92	0.14

Dividends and distributions to Common Shareholders from:
Net investment income	(0.37)		(0.73)	(0.75)	(0.94)	(0.94)	(0.70)
Net realized gains	—		(0.05)	—	—	—	—

Total dividends and distributions	(0.37)		(0.78)	(0.75)	(0.94)	(0.94)	(0.70)

Capital charges with respect to issuance of:
Common Shares	—		—	—	—	—	(0.03)
Preferred Shares	—		—	—	—	—	(0.10)

Total capital charges	—		—	—	—	—	(0.13)

Net asset value, end of period	$13.14		$14.82	$15.54	$15.61	$14.62	$13.64

Market price, end of period	$13.30		$14.35	$14.65	$15.43	$13.97	$13.51

Total Investment Return:[4]

Based on net asset value	(9.04	%) [5]	0.48%	4.92%	13.77%	14.61%	0.03%[5]

Based on market price	(4.92%)[5]		3.20%	0.07%	17.69%	10.57%	(5.39	%) [5]

Ratios to Average Net Assets Applicable to Common Shares:

Expenses after fees waived and paid indirectly[6]	0.85%[7]		0.80%	0.84%	0.83%	0.84%	0.77%[7]

Total expenses, net of waiver[6]	0.85%[7]		0.80%	0.84%	0.83%	0.84%	0.79%[7]

Total expenses[6]	1.11%[7]		1.12%	1.18%	1.15%	1.16%	1.10%[7]

Net investment income[6]	6.88%[7]		6.67%	6.75%	6.83%	7.30%	6.95%[7]

Amount of dividends to Preferred Shareholders	1.91%[7]		1.79%	1.69%	1.09%	0.57%	0.55%[7]

Net investment income to Common Shareholders	4.97%[7]		4.88%	5.06%	5.74%	6.73%	6.40%[7]

Supplemental Data:

Net assets applicable to Common Shares, end of period (000)	$344,292		$388,275	$407,338	$408,641	$382,265	$356,438

Preferred Shares outstanding at liquidation preference, end of period (000)	$228,975		$228,975	$228,975	$228,975	$228,975	$228,975

Portfolio turnover	13%		17%	60%	57%	57%	46%

Asset coverage per Preferred Share, end of period	$62,605		$67,402	$69,485	$69,622	$66,739	$63,919

[1]	Commencement of operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per sales charge from the initial offering price of $15.00 per share.
[3]	Based on average shares outstanding.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Does not reflect the effect of dividends to Preferred Shareholders.
[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	59

Financial Highlights	BlackRock Municipal Bond Trust (BBK)

	For the Six Months Ended February 29, 2008 (Unaudited)
The following per share data and ratios have been derived from information provided in the financial statements.		For the Year Ended August 31,

		2007	2006	2005	2004	2003

Per Common Share Operating Performance:

Net asset value, beginning of period	$15.57	$16.35	$16.36	$15.00	$14.12	$14.76

Net investment income	0.65 [1]	1.20	1.21	1.21	1.25	1.28
Net realized and unrealized gain (loss)	(1.83)	(0.63)	0.18	1.36	0.74	(0.74)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.15)	(0.32)	(0.25)	(0.17)	(0.08)	(0.10)
Net realized gain	(0.03)	—	(0.02)	—	—	(0.01)

Net increase (decrease) from investment operations	(1.36)	0.25	1.12	2.40	1.91	0.43

Dividends and distributions to Common Shareholders from:
Net investment income	(0.48)	(1.03)	(1.04)	(1.04)	(1.04)	(1.02)
Net realized gains	(0.13)	—	(0.09)	—	—	(0.05)

Total dividends and distributions	(0.61)	(1.03)	(1.13)	(1.04)	(1.04)	(1.07)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	0.01	—

Net asset value, end of period	$13.60	$15.57	$16.35	$16.36	$15.00	$14.12

Market price, end of period	$14.85	$16.50	$17.89	$17.18	$14.61	$13.66

Total Investment Return:[2]

Based on net asset value	(9.14%)[3]	1.09%	7.18%	16.63%	14.01%	3.17%

Based on market price	(6.38%)[3]	(2.09%)	11.55%	25.75%	14.87%	(1.20%)

Ratios to Average Net Assets Applicable to Common Shares:

Expenses after fees waived and paid indirectly[4]	0.92%[5]	0.83%	0.86%	0.87%	0.89%	0.91%

Total expenses, net of waiver[4]	0.92%[5]	0.84%	0.88%	0.88%	0.90%	0.92%

Total expenses[4]	1.32%[5]	1.28%	1.37%	1.35%	1.37%	1.41%

Net investment income[4]	8.37%[5]	7.36%	7.58%	7.73%	8.28%	8.66%

Amount of dividends to Preferred Shareholders	1.87%[5]	1.94%	1.57%	1.08%	0.55%	0.67%

Net investment income to Common Shareholders	6.50%[5]	5.42%	6.01%	6.65%	7.73%	7.99%

Supplemental Data:

Net assets applicable to Common Shares, end of period (000)	$140,066	$159,900	$166,895	$165,863	$151,892	$142,951

Preferred Shares outstanding at liquidation preference,end of period (000)	$90,500	$90,500	$90,500	$90,500	$90,500	$90,500

Portfolio turnover	5%	14%	85%	70%	65%	21%

Asset coverage per Preferred Share, end of period	$63,704	$69,176	$71,114	$70,824	$66,963	$64,491

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Does not reflect the effect of dividends to Preferred Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Financial Highlights	BlackRock Municipal Income Trust II (BLE)

	For the Six Months Ended February 29, 2008 (Unaudited)
The following per share data and ratios have been derived from information provided in the financial statements.		For the Year Ended August 31,

		2007	2006	2005	2004	2003

Per Common Share Operating Performance:

Net asset value, beginning of period	$15.08	$15.82	$15.75	$14.34	$13.28	$14.40

Net investment income	0.61 [1]	1.17	1.18	1.20	1.20	1.14
Net realized and unrealized gain (loss)	(1.90)	(0.66)	0.18	1.38	0.95	(1.06)

Dividends to Preferred Shareholders from net investment income	(0.17)	(0.32)	(0.28)	(0.17)	(0.09)	(0.10)

Net increase (decrease) from investment operations	(1.46)	0.19	1.08	2.41	2.06	(0.02)

Dividends and distributions to Common Shareholders from:
Net investment income	(0.43)	(0.93)	(1.01)	(1.00)	(1.00)	(1.00)
Net realized gains	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.45)	(0.93)	(1.01)	(1.00)	(1.00)	(1.00)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.10)

Net asset value, end of period	$13.17	$15.08	$15.82	$15.75	$14.34	$13.28

Market price, end of period	$13.49	$15.05	$17.22	$15.73	$13.92	$13.11

Total Investment Return:[2]

Based on net asset value	(9.92%)[3]	1.02%	7.04%	17.56%	16.09%	(0.81%)

Based on market price	(7.55%)[3]	(7.38% )	16.66%	20.95%	14.15%	(6.00%)

Ratios to Average Net Assets Applicable to Common Shares:

Expenses after fees waived and paid indirectly[4]	0.97%[5]	0.89%	0.94%	0.93%	0.95%	0.92%

Total expenses, net of waiver[4]	0.97%[5]	0.90%	0.94%	0.93%	0.95%	0.93%

Total expenses[4]	1.13%[5]	1.12%	1.18%	1.17%	1.20%	1.17%

Net investment income[4]	8.09%[5]	7.43%	7.66%	8.00%	8.37%	8.15%

Amount of dividends to Preferred Shareholders	2.21%[5]	2.01%	1.78%	1.15%	0.61%	0.69%

Net investment income to Common Shareholders	5.88%[5]	5.42%	5.88%	6.85%	7.76%	7.46%

Supplemental Data:

Net assets applicable to Common Shares, end of period (000)	$304,225	$347,563	$362,608	$359,020	$326,770	$302,337

Preferred Shares outstanding at liquidation preference,end of period (000)	$205,550	$205,550	$205,550	$205,550	$205,550	$205,550

Portfolio turnover	4%	12%	68%	49%	64%	118%

Asset coverage per Preferred Share, end of period	$62,015	$67,279	$69,110	$68,672	$64,747	$61,774

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Does not reflect the effect of dividends to Preferred Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	61

Financial Highlights	BlackRock California Insured Municipal Income Trust (BCK)

For the Six Months Ended February 29, 2008 (Unaudited)						For the Period October 31, 2002[1] through August 31, 2003
The following per share data and ratios have been derived from information provided in the financial statements.		For the Year Ended August 31,

		2007	2006	2005	2004

Per Common Share Operating Performance:

Net asset value, beginning of period	$14.66	$15.24	$15.22	$14.01	$13.09	$14.33 [2]

Net investment income	0.48[3]	0.99	0.98	0.99	1.02	0.79
Net realized and unrealized gain (loss)	(1.6)[2]	(0.59)	(0.01)	1.27	0.89	(1.15)

Dividends to Preferred Shareholders from net investment income	(0.14)	(0.28)	(0.24)	(0.15)	(0.08)	(0.06)

Net increase (decrease) from investment operations	(1.28)	0.12	0.73	2.11	1.83	(0.42)

Dividends and distributions to Common Shareholders from:
Net investment income	(0.35)	(0.70)	(0.71)	(0.90)	(0.90)	(0.67)
Net realized gains	—	—	—	—	(0.01)	—

Total dividends and distributions	(0.35)	(0.70)	(0.71)	(0.90)	(0.91)	(0.67)

Capital charges with respect to issuance of:
Common Shares	—	—	—	—	—	(0.03)
Preferred Shares	—	—	—	—	—	(0.12)

Total capital charges	—	—	—	—	—	(0.15)

Net asset value, end of period	$13.03	$14.66	$15.24	$15.22	$14.01	$13.09

Market price, end of period	$13.14	$14.30	$14.61	$16.08	$14.00	$13.01

Total Investment Return:[4]

Based on net asset value	(8.93%)[5]	0.76%	5.22%	15.62%	14.34%	(4.11%)[5]

Based on market price	(5.85%)[5]	2.52%	(4.53% )	22.24%	14.97%	(8.98%)[5]

Ratios to Average Net Assets Applicable to Common Shares:

Expenses after fees waived and paid indirectly[6]	0.98%[7]	0.90%	0.95%	0.97%	0.99%	0.92%[7]

Total expenses, net of waiver[6]	0.98%[7]	0.92%	0.97%	0.98%	0.99%	0.96%[7]

Total expenses[6]	1.27%[7]	1.24%	1.28%	1.30%	1.32%	1.27%[7]

Net investment income[6]	6.45%[7]	6.50%	6.58%	6.72%	7.26%	6.69%[7]

Amount of dividends to Preferred Shareholders	1.89%[7]	1.87%	1.63%	1.04%	0.54%	0.50%[7]

Net investment income to Common Shareholders	4.56%[7]	4.63%	4.95%	5.68%	6.72%	6.19%[7]

Supplemental Data:

Net assets applicable to Common Shares, end of period (000)	$68,767	$77,338	$80,418	$80,289	$73,823	$68,910

Preferred Shares outstanding at liquidation preference,end of period (000)	$46,500	$46,500	$46,500	$46,500	$46,500	$46,500

Portfolio turnover	15%	28%	20%	16%	4%	41%

Asset coverage per Preferred Share, end of period	$61,988	$66,591	$68,241	$68,170	$64,691	$62,052

[1]	Commencement of operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Based on average shares outstanding.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Does not reflect the effect of dividends to Preferred Shareholders.
7	Annualized.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Financial Highlights	BlackRock California Municipal Bond Trust (BZA)

	For the Six Months Ended February 29, 2008 (Unaudited)
The following per share data and ratios have been derived from information provided in the financial statements.		For the Year Ended August 31,

		2007	2006	2005	2004	2003

Per Common Share Operating Performance:

Net asset value, beginning of period	$15.35	$16.28	$16.19	$14.67	$13.71	$14.87

Net Investment income	0.60 [1]	1.13	1.14	1.13	1.15	1.18
Net realized and unrealized gain (loss)	(1.04)	(0.82)	0.17	1.50	0.92	(1.21)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.17)	(0.30)	(0.26)	(0.15)	(0.07)	(0.09)
Net realized gains	—	—	—	—	(0.01)	(0.01)

Net increase (decrease) from investment operations	(0.61)	0.01	1.05	2.48	1.99	(0.13)

Dividends and distributions to Common Shareholders from:
Net investment income	(0.46)	(0.94)	(0.96)	(0.96)	(0.96)	(0.94)
Net realized gains	(0.03)	—	—	—	(0.07)	(0.08)

Total dividends and distributions	(0.49)	(0.94)	(0.96)	(0.96)	(1.03)	(1.02)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.01)

Net asset value, end of period	$14.25	$15.35	$16.28	$16.19	$14.67	$13.71

Market price, end of period	$15.74	$16.50	$18.05	$16.33	$13.90	$13.15

Total Investment Return:[2]

Based on net asset value	(4.18%)[3]	(0.33%)	6.71%	17.71%	15.20%	(0.76%)

Based on market price	(1.54%)[3]	(3.37%)	17.30%	25.31%	13.80%	(2.92%)

Ratios to Average Net Assets Applicable to Common Shares:

Expenses after fees waived and paid indirectly[4]	1.07%[5]	0.94%	0.96%	1.00%	1.06%	1.06%

Total expenses, net of waiver[4]	1.07%[5]	0.96%	0.98%	1.03%	1.07%	1.06%

Total expenses[4]	1.48%[5]	1.41%	1.45%	1.50%	1.55%	1.54%

Net investment income[4]	7.70%[5]	7.08%	7.20%	7.30%	7.87%	7.99%

Amount of dividends to Preferred Shareholders	2.13%[5]	1.87%	1.64%	0.98%	0.49%	0.58%

Net investment income to Common Shareholders	5.57%[5]	5.21%	5.56%	6.32%	7.38%	7.41%

Supplemental Data:

Net assets applicable to Common Shares, end of period (000)	$48,461	$51,983	$54,801	$54,265	$49,145	$45,940

Preferred Shares outstanding at liquidation preference, end of period (000)	$29,975	$29,975	$29,975	$29,975	$29,975	$29,975

Portfolio turnover	7%	21%	16%	22%	24%	22%

Asset coverage per Preferred Share, end of period	$65,434	$68,364	$70,714	$70,263	$65,990	$63,318

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Does not reflect the effect of dividends to Preferred Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	63

Financial Highlights	BlackRock California Municipal Income Trust II (BCL)

	For the Six Months Ended February 29, 2008 (Unaudited)
The following per share data and ratios have been derived from information provided in the financial statements.		For the Year Ended August 31,

		2007	2006	2005	2004	2003

Per Common Share Operating Performance:

Net asset value, beginning of period	$14.96	$15.72	$15.52	$13.77	$12.76	$14.42

Net investment income	0.56 [1]	1.07	1.08	1.09	1.09	1.02
Net realized and unrealized gain (loss)	(1.72)	(0.74)	0.16	1.75	0.97	(1.51)

Dividends to Preferred Shareholders from net investment income	(0.16)	(0.30)	(0.25)	(0.15)	(0.08)	(0.09)

Net increase (decrease) from investment operations	(1.32)	0.03	0.99	2.69	1.98	(0.58)

Dividends and distributions to Common Shareholders from:
Net investment income	(0.39)	(0.79)	(0.79)	(0.94)	(0.97)	(0.97)
Net realized gains	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.41)	(0.79)	(0.79)	(0.94)	(0.97)	(0.97)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.11)

Net asset value, end of period	$13.23	$14.96	$15.72	$15.52	$13.77	$12.76

Market price, end of period	$13.63	$14.44	$15.40	$14.26	$13.71	$13.01

Total Investment Return:[2]

Based on net asset value	(9.04%)[3]	0.09%	6.93%	20.38%	15.94%	(4.98%)

Based on market price	(2.91%)[3]	(1.38%)	14.01%	11.09%	13.21%	(6.94%)

Ratios to Average Net Assets Applicable to Common Shares:

Expenses after fees waived and paid indirectly[4]	1.06%[5]	0.95%	0.98%	1.01%	1.05%	0.97%

Total expenses, net of waiver[4]	1.06%[5]	0.96%	1.00%	1.02%	1.05%	0.99%

Total expenses[4]	1.22%[5]	1.19%	1.24%	1.26%	1.30%	1.23%

Net investment income[4]	7.37%[5]	6.81%	7.06%	7.46%	7.97%	7.38%

Amount of dividends to Preferred Shareholders	2.07%[5]	1.89%	1.62%	1.00%	0.58%	0.63%

Net investment income to Common Shareholders	5.30%[5]	4.92%	5.44%	6.46%	7.39%	6.75%

Supplemental Data:

Net assets applicable to Common Shares, end of period (000)	$105,810	$119,603	$125,525	$123,920	$109,952	$101,738

Preferred Shares outstanding at liquidation preference, end of period (000)	$71,950	$71,950	$71,950	$71,950	$71,950	$71,950

Portfolio turnover	6%	30%	18%	21%	19%	85%

Asset coverage per Preferred Share, end of period	$61,777	$66,563	$68,625	$68,063	$63,209	$60,353

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Does not reflect the effect of dividends to Preferred Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Financial Highlights	BlackRock Florida Insured Municipal Income Trust (BAF)

	For the Six Months Ended February 29, 2008 (Unaudited)					For the Period October 31, 2002[1] through August 31, 2003

The following per share data and ratios have been derived from information provided in the financial statements.		For the Year Ended August 31,
		2007	2006	2005	2004

Per Common Share Operating Performance:

Net asset value, beginning of period	$14.68	$15.24	$15.26	$14.34	$13.74	$14.33 [2]

Net investment income	0.50 [3]	1.01	1.02	1.02	1.02	0.75
Net realized and unrealized gain (loss)	(1.28)	(0.56)	(0.07)	0.96	0.64	(0.47)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.17)	(0.31)	(0.26)	(0.16)	(0.07)	(0.06)
Net realized gain	—	—	—	—	(0.01)	—

Net increase (decrease) from investment operations	(0.95)	0.14	0.69	1.82	1.58	0.22

Dividends and distributions to Common Shareholders from:
Net investment income	(0.35)	(0.70)	(0.71)	(0.90)	(0.90)	(0.67)
Net realized gains	—	—	—	—	(0.08)	—

Total dividends and distributions	(0.35)	(0.70)	(0.71)	(0.90)	(0.98)	(0.67)

Capital charges with respect to issuance of:
Common Shares	—	—	—	—	—	(0.03)
Preferred Shares	—	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	—	(0.14)

Net asset value, end of period	$13.38	$14.68	$15.24	$15.26	$14.34	$13.74

Market price, end of period	$12.42	$13.55	$13.88	$15.30	$14.14	$13.20

Total Investment Return:[4]

Based on net asset value	(6.46%)[5]	1.17%	5.16%	13.13%	11.87%	0.52%[5]

Based on market price	(5.93%)[5]	2.54%	(4.48%)	15.03%	14.82%	(7.78%)[5]

Ratios to Average Net Assets Applicable to Common Shares:

Expenses after fees waived and paid indirectly[6]	0.91%[7]	0.86%	0.90%	0.89%	0.91%	0.83%[7]

Total expenses, net of waiver[6]	0.91%[7]	0.87%	0.92%	0.90%	0.93%	0.87%[7]

Total expenses[6]	1.19%[7]	1.19%	1.23%	1.22%	1.25%	1.17%[7]

Net investment income[6]	6.68%[7]	6.70%	6.79%	6.85%	7.13%	6.39%[7]

Amount of dividends to Preferred Shareholders	2.22%[7]	2.05%	1.74%	1.06%	0.52%	0.54%[7]

Net investment income to Common Shareholders	4.46%[7]	4.65%	5.05%	5.79%	6.61%	5.85%[7]

Supplemental Data:

Net assets applicable to Common Shares, end of period (000)	$116,856	$128,215	$133,106	$133,221	$125,054	$119,778

Preferred Shares outstanding at liquidation preference, end of period (000)	$76,000	$76,000	$76,000	$76,000	$76,000	$76,000

Portfolio turnover	6%	13%	9%	2%	2%	50%

Asset coverage per Preferred Share, end of period	$63,457	$67,187	$68,792	$68,826	$66,137	$64,404

[1]	Commencement of operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Based on average shares outstanding.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Does not reflect the effect of dividends to Preferred Shareholders.
[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	65

Financial Highlights	BlackRock Florida Municipal Bond Trust (BIE)

	For the Six Months Ended February 29, 2008 (Unaudited)

The following per share data and ratios have been derived from information provided in the financial statements.		For the Year Ended August 31,
		2007	2006	2005	2004	2003

Per Common Share Operating Performance:

Net asset value, beginning of period	$15.45	$16.22	$16.31	$15.53	$14.52	$14.90

Net investment income	0.61 [1]	1.15	1.17	1.16	1.16	1.14
Net realized and unrealized gain (loss)	(1.04)	(0.67)	(0.06)	0.71	0.88	(0.43)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.17)	(0.32)	(0.27)	(0.16)	(0.08)	(0.09)
Net realized gain	—	—	—	—	—	(0.01)

Net increase (decrease) from investment operations	(0.60)	0.16	0.84	1.71	1.96	0.61

Dividends and distributions to Common Shareholders from:
Net investment income	(0.47)	(0.93)	(0.93)	(0.93)	(0.93)	(0.92)
Net realized gains	(0.03)	—	—	—	(0.02)	(0.06)

Total dividends and distributions	(0.50)	(0.93)	(0.93)	(0.93)	(0.95)	(0.98)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.01)

Net asset value, end of period	$14.35	$15.45	$16.22	$16.31	$15.53	$14.52

Market price, end of period	$15.16	$15.82	$16.70	$15.95	$14.17	$13.55

Total Investment Return:[2]

Based on net asset value	(4.07%)[3]	0.95%	5.40%	11.58%	14.37%	4.19%

Based on market price	(1.02%)[3]	0.40%	10.97%	19.59%	11.82%	(2.90%)

Ratios to Average Net Assets Applicable to Common Shares:

Expenses after fees waived and paid indirectly[4]	1.06%[5]	0.96%	0.98%	1.00%	1.02%	1.05%

Total expenses, net of waiver[4]	1.06%[5]	0.98%	1.00%	1.02%	1.03%	1.05%

Total expenses[4]	1.47%[5]	1.43%	1.47%	1.49%	1.50%	1.53%

Net investment income[4]	7.73%[5]	7.22%	7.28%	7.24%	7.62%	7.54%

Amount of dividends to Preferred Shareholders	2.18%[5]	2.01%	1.70%	1.01%	0.53%	0.59%

Net investment income to Common Shareholders	5.55%[5]	5.21%	5.58%	6.23%	7.09%	6.95%

Supplemental Data:

Net assets applicable to Common Shares, end of period (000)	$47,793	$51,384	$53,798	$53,990	$51,383	$48,042

Preferred Shares outstanding at liquidation preference, end of period (000)	$29,775	$29,775	$29,775	$29,775	$29,775	$29,775

Portfolio turnover	11%	23%	6%	2%	10%	19%

Asset coverage per Preferred Share, end of period	$65,140	$68,149	$70,173	$70,343	$68,147	$65,340

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Does not reflect the effect of dividends to Preferred Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Financial Highlights	BlackRock Maryland Municipal Bond Trust (BZM)

	For the
The following per share data and ratios have been derived from information provided in the financial statements.	Six Months Ended
	February 29, 2008	For the Year Ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003

Per Common Share Operating Performance:

Net asset value, beginning of period	$14.91	$15.98	$16.11	$15.24	$14.36	$14.76

Net investment income	0.58 [1]	1.08	1.07	1.07	1.06	1.07
Net realized and unrealized gain (loss)	(1.08)	(0.99)	(0.08)	0.83	0.76	(0.45)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.15)	(0.31)	(0.26)	(0.17)	(0.08)	(0.10)
Net realized gain	(0.01)	— [2]	—	—	—	(0.01)

Net increase (decrease) from investment operations	(0.66)	(0.22)	0.73	1.73	1.74	0.51

Dividends and distributions to Common Shareholders from:
Net investment income	(0.43)	(0.85)	(0.86)	(0.86)	(0.86)	(0.84)
Net realized gains	(0.05)	— [2]	—	—	—	(0.04)

Total dividends and distributions	(0.48)	(0.85)	(0.86)	(0.86)	(0.86)	(0.88)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.03)

Net asset value, end of period	$13.77	$14.91	$15.98	$16.11	$15.24	$14.36

Market price, end of period	$15.53	$17.43	$17.45	$15.96	$14.99	$13.90

Total Investment Return:[3]

Based on net asset value	(4.78%)[4]	(1.85%)	4.57%	11.73%	12.50%	3.26%

Based on market price	(8.13%)[4]	5.08%	15.26%	12.53%	14.31%	(1.32%)

Ratios to Average Net Assets Applicable to Common Shares:

Expenses after fees waived and paid indirectly[5]	1.23%[6]	1.07%	1.11%	1.11%	1.18%	1.15%

Total expenses, net of waiver[5]	1.23%[6]	1.10%	1.17%	1.13%	1.19%	1.15%

Total expenses[5]	1.62%[6]	1.54%	1.64%	1.60%	1.67%	1.63%

Net investment income[5]	7.55%[6]	6.87%	6.76%	6.82%	7.05%	7.18%

Amount of dividends to Preferred Shareholders	1.95%[6]	1.94%	1.66%	1.05%	0.54%	0.64%

Net investment income to Common Shareholders	5.60%[6]	4.93%	5.10%	5.77%	6.51%	6.54%

Supplemental Data:

Net assets applicable to Common Shares, end of period (000)	$28,054	$30,302	$32,354	$32,492	$30,715	$28,923

Preferred Shares outstanding at liquidation preference, end of period (000)	$18,000	$18,000	$18,000	$18,000	$18,000	$18,000

Portfolio turnover	3%	7%	—%	4%	12%	14%

Asset coverage per Preferred Share, end of period	$63,973	$67,089	$69,950	$70,138	$67,662	$65,172

[1]	Based on average shares outstanding.
[2]	Amount is less than ($.01) per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Does not reflect the effect of dividends to Preferred Shareholders.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	67

Financial Highlights	BlackRock New Jersey Municipal Bond Trust (BLJ)

	For the Six Months Ended February 29, 2008 (Unaudited)
The following per share data and ratios have been derived from information provided in the financial statements.		For the Year Ended August 31,

		2007	2006	2005	2004	2003

Per Common Share Operating Performance:

Net asset value, beginning of period	$15.38	$16.33	$16.26	$14.71	$13.77	$14.58

Net investment income	0.61 [1]	1.15	1.16	1.16	1.16	1.15
Net realized and unrealized gain (loss)	(1.46)	(0.87)	0.18	1.48	0.84	(0.85)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.16)	(0.29)	(0.24)	(0.15)	(0.07)	(0.09)
Net realized gain	— [2]	—	(0.02)	—	—	(0.01)

Net increase (decrease) from investment operations	(1.01)	(0.01)	1.08	2.49	1.93	0.20

Dividends and distributions to Common Shareholders from:
Net investment income	(0.47)	(0.94)	(0.95)	(0.94)	(0.94)	(0.93)
Net realized gains	(0.04)	—	(0.06)	—	(0.05)	(0.06)

Total dividends and distributions	(0.51)	(0.94)	(1.01)	(0.94)	(0.99)	(0.99)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.02)

Net asset value, end of period	$13.86	$15.38	$16.33	$16.26	$14.71	$13.77

Market price, end of period	$16.30	$16.90	$18.30	$15.98	$13.91	$13.64

Total Investment Return:[3]

Based on net asset value	(6.98%)[4]	(0.61%)	6.77%	17.60%	14.56%	1.34%

Based on market price	(0.44%)[4]	(2.54%)	21.74%	22.22%	9.32%	(0.10%)

Ratios to Average Net Assets Applicable to Common Shares:

Expenses after fees waived and paid indirectly[5]	1.17%[6]	1.00%	1.06%	1.08%	1.14%	1.14%

Total expenses, net of waiver[5]	1.17%[6]	1.03%	1.11%	1.10%	1.15%	1.14%

Total expenses[5]	1.57%[6]	1.47%	1.59%	1.57%	1.63%	1.62%

Net investment income[5]	7.81%[6]	7.11%	7.24%	7.44%	7.93%	7.94%

Amount of dividends to Preferred Shareholders	2.02%[6]	1.79%	1.50%	0.98%	0.49%	0.60%

Net investment income to Common Shareholders	5.79%[6]	5.32%	5.74%	6.46%	7.44%	7.34%

Supplemental Data:

Net assets applicable to Common Shares, end of period (000)	$31,830	$35,246	$37,263	$36,928	$33,384	$31,226

Preferred Shares outstanding at liquidation preference, end of period (000)	$20,225	$20,225	$20,225	$20,225	$20,225	$20,225

Portfolio turnover	3%	35%	—%	12%	20%	20%

Asset coverage per Preferred Share, end of period	$64,362	$68,578	$71,067	$70,649	$66,266	$63,602

[1]	Based on average shares outstanding.
[2]	Amount is less than ($.01) per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Does not reflect the effect of dividends to Preferred Shareholders.
[6]	Annualized.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Financial Highlights	BlackRock New York Insured Municipal Income Trust (BSE)

The following per share data and ratios have been derived from information provided in the financial statements.	For the Six Months Ended February 29, 2008 (Unaudited)					For the Period October 31, 2002[1] through August 31, 2003
		For the Year Ended August 31,

		2007	2006	2005	2004

Per Common Share Operating Performance:

Net asset value, beginning of period	$14.58	$15.34	$15.30	$14.18	$13.45	$14.33 [2]

Net investment income	0.49 [3]	0.99	1.00	1.00	1.01	0.75
Net realized and unrealized gain (loss)	(1.48)	(0.72)	(0.01)	1.16	0.69	(0.75)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.13)	(0.26)	(0.24)	(0.14)	(0.07)	(0.07)
Net realized gain	(0.01)	(0.02)	—	—	—	—

Net increase (decrease) from investment operations	(1.13)	(0.01)	0.75	2.02	1.63	(0.07)

Dividends and distributions to Common Shareholders from:
Net investment income	(0.35)	(0.70)	(0.71)	(0.90)	(0.90)	(0.67)
Net realized gains	(0.03)	(0.05)	—	—	—	—

Total dividends and distributions	(0.38)	(0.75)	(0.71)	(0.90)	(0.90)	(0.67)

Capital charges with respect to issuance of:
Common Shares	—	—	—	—	—	(0.03)
Preferred Shares	—	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	—	(0.14)

Net asset value, end of period	$13.07	$14.58	$15.34	$15.30	$14.18	$13.45

Market price, end of period	$13.12	$14.12	$14.70	$15.35	$14.08	$13.28

Total Investment Return:[4]

Based on net asset value	(7.93%)[5]	(0.06%)	5.46%	14.72%	12.40%	(1.51%)[5]

Based on market price	(4.57%)[5]	1.01%	0.73%	15.92%	13.04%	(7.13%)[5]

Ratios to Average Net Assets Applicable to Common Shares:

Expenses after fees waived and paid indirectly[6]	0.96%[7]	0.89%	0.90%	0.92%	0.93%	0.87%[7]

Total expenses, net of waiver[6]	0.96%[7]	0.90%	0.92%	0.93%	0.95%	0.91%[7]

Total expenses[6]	1.22%[7]	1.21%	1.25%	1.25%	1.27%	1.22%[7]

Net investment income[6]	6.57%[7]	6.53%	6.63%	6.77%	7.14%	6.35%[7]

Amount of dividends to Preferred Shareholders	1.77%[7]	1.69%	1.58%	0.96%	0.52%	0.55%[7]

Net investment income to Common Shareholders	4.80%[7]	4.84%	5.05%	5.81%	6.62%	5.80%[7]

Supplemental Data:

Net assets applicable to Common Shares, end of period (000)	$84,560	$94,314	$99,255	$98,853	$91,260	$86,431

Preferred Shares outstanding at liquidation preference, end of period (000)	$56,000	$56,000	$56,000	$56,000	$56,000	$56,000

Portfolio turnover	13%	30%	9%	21%	11%	80%

Asset coverage per Preferred Share, end of period	$62,759	$67,107	$69,324	$69,138	$65,744	$63,587

[1]	Commencement of operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Based on average shares outstanding.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Does not reflect the effect of dividends to Preferred Shareholders.
[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	69

Financial Highlights	BlackRock New York Municipal Bond Trust (BQH)

	For the Six Months Ended February 29, 2008 (Unaudited)

The following per share data and ratios have been derived		For the Year Ended August 31,
from information provided in the financial statements.		2007	2006	2005	2004	2003

Per Common Share Operating Performance:

Net asset value, beginning of period	$15.39	$16.02	$16.09	$15.09	$14.15	$14.83

Net investment income	0.61 [1]	1.14	1.13	1.13	1.13	1.12
Net realized and unrealized gain (loss)	(0.98)	(0.56)	(0.02)	0.95	0.81	(0.71)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.16)	(0.29)	(0.25)	(0.15)	(0.07)	(0.09)
Net realized gain	(0.01)	—	—	—	—	(0.01)

Net increase (decrease) from investment operations	(0.54)	0.29	0.86	1.93	1.87	0.31

Dividends and distributions to Common Shareholders from:
Net investment income	(0.46)	(0.92)	(0.93)	(0.93)	(0.93)	(0.92)
Net realized gains	(0.05)	—	—	—	—	(0.06)

Total dividends and distributions	(0.51)	(0.92)	(0.93)	(0.93)	(0.93)	(0.98)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.01)

Net asset value, end of period	$14.34	$15.39	$16.02	$16.09	$15.09	$14.15

Market price, end of period	$15.65	$16.32	$16.81	$15.85	$13.97	$13.35

Total Investment Return:[2]

Based on net asset value	(3.73%)[3]	1.52%	5.51%	13.56%	13.97%	2.33%

Based on market price	(0.93%)[3]	2.60%	12.39%	20.83%	11.83%	(1.26%)

Ratios to Average Net Assets Applicable to Common Shares:

Expenses after fees waived and paid indirectly[4]	1.14%[5]	1.00%	1.06%	1.06%	1.11%	1.12%

Total expenses, net of waiver[4]	1.14%[5]	1.02%	1.09%	1.08%	1.12%	1.12%

Total expenses[4]	1.53%[5]	1.47%	1.56%	1.56%	1.60%	1.60%

Net investment income[4]	7.76%[5]	7.16%	7.16%	7.20%	7.57%	7.57%

Amount of dividends to Preferred Shareholders	2.08%[5]	1.81%	1.60%	0.97%	0.48%	0.62%

Net investment income to Common Shareholders	5.68%[5]	5.35%	5.56%	6.23%	7.09%	6.95%

Supplemental Data:

Net assets applicable to Common Shares, end of period (000)	$39,443	$42,160	$43,541	$43,460	$40,757	$38,207

Preferred Shares outstanding at liquidation preference, end of period (000)	$24,200	$24,200	$24,200	$24,200	$24,200	$24,200

Portfolio turnover	9%	23%	12%	3%	16%	7%

Asset coverage per Preferred Share, end of period	$65,761	$68,560	$69,985	$69,899	$67,108	$64,473

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Does not reflect the effect of dividends to Preferred Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Financial Highlights	BlackRock New York Municipal Income Trust II (BFY)

	For the Six Months Ended February 29, 2008 (Unaudited)

The following per share data and ratios have been derived		For the Year Ended August 31,
from information provided in the financial statements.		2007	2006	2005	2004	2003

Per Common Share Operating Performance:

Net asset value, beginning of period	$14.84	$15.47	$15.23	$14.16	$13.36	$14.47

Net investment income	0.56 [1]	1.07	1.06	1.04	1.04	0.98
Net realized and unrealized gain (loss)	(1.11)	(0.67)	0.14	1.07	0.79	(0.94)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.14)	(0.30)	(0.25)	(0.15)	(0.08)	(0.10)
Net realized gain	(0.01)	—	—	—	—	—

Net increase (decrease) from investment operations	(0.70)	0.10	0.95	1.96	1.75	(0.06)

Dividends and distributions to Common Shareholders from:
Net investment income	(0.38)	(0.73)	(0.71)	(0.89)	(0.95)	(0.94)
Net realized gains	(0.04)	—	—	—	—	—

Total dividends and distributions	(0.42)	(0.73)	(0.71)	(0.89)	(0.95)	(0.94)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.11)

Net asset value, end of period	$13.72	$14.84	$15.47	$15.23	$14.16	$13.36

Market price, end of period	$13.50	$14.22	$14.38	$14.02	$13.70	$13.12

Total Investment Return:[2]

Based on net asset value	(4.89%)[3]	0.69%	6.93%	14.46%	13.50%	(1.10%)

Based on market price	(2.33%)[3]	3.80%	7.97%	8.91%	11.82%	(6.93%)

Ratios to Average Net Assets Applicable to Common Shares:

Expenses after fees waived and paid indirectly[4]	1.10%[5]	1.00%	1.02%	1.04%	1.07%	1.00%

Total expenses, net of waiver[4]	1.10%[5]	1.01%	1.05%	1.05%	1.08%	1.03%

Total expenses[4]	1.26%[5]	1.25%	1.29%	1.30%	1.32%	1.27%

Net investment income[4]	7.45%[5]	6.92%	6.96%	7.04%	7.36%	6.95%

Amount of dividends to Preferred Shareholders	1.91%[5]	1.94%	1.66%	0.99%	0.59%	0.68%

Net investment income to Common Shareholders	5.54%[5]	4.98%	5.30%	6.05%	6.77%	6.27%

Supplemental Data:

Net assets applicable to Common Shares, end of period (000)	$67,798	$73,302	$76,393	$75,193	$69,903	$65,953

Preferred Shares outstanding at liquidation preference, end of period (000)	$44,650	$44,650	$44,650	$44,650	$44,650	$44,650

Portfolio turnover	3%	27%	22%	27%	14%	40%

Asset coverage per Preferred Share, end of period	$62,972	$66,048	$67,775	$67,113	$64,144	$61,930

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Does not reflect the effect of dividends to Preferred Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	71

Financial Highlights	BlackRock Virginia Municipal Bond Trust (BHV)

	For the Six Months Ended February 29, 2008 (Unaudited)

The following per share data and ratios have been derived		For the Year Ended August 31,
from information provided in the financial statements.		2007	2006	2005	2004	2003

Per Common Share Operating Performance:

Net asset value, beginning of period	$15.57	$16.35	$16.34	$15.47	$14.46	$14.90

Net investment income	0.60 [1]	1.11	1.10	1.10	1.09	1.09
Net realized and unrealized gain (loss)	(0.87)	(0.68)	0.04	0.80	0.86	(0.44)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.16)	(0.27)	(0.26)	(0.16)	(0.07)	(0.08)
Net realized gain	—	(0.02)	—	—	—	(0.02)

Net increase (decrease) from investment operations	(0.43)	0.14	0.88	1.74	1.88	0.55

Dividends and distributions to Common Shareholders from:
Net investment income	(0.43)	(0.87)	(0.87)	(0.87)	(0.87)	(0.85)
Net realized gains	(0.03)	(0.05)	—	—	—	(0.10)

Total dividends and distributions	(0.46)	(0.92)	(0.87)	(0.87)	(0.87)	(0.95)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.04)

Net asset value, end of period	$14.68	$15.57	$16.35	$16.34	$15.47	$14.46

Market price, end of period	$17.20	$17.85	$18.45	$17.30	$15.34	$14.40

Total Investment Return:[2]

Based on net asset value	(3.21%)[3]	0.21%	5.30%	11.52%	13.28%	3.41%

Based on market price	(1.08%)[3]	1.80%	12.23%	19.07%	12.79%	0.94%

Ratios to Average Net Assets Applicable to Common Shares:

Expenses after fees waived and paid indirectly[4]	1.25%[5]	1.09%	1.15%	1.18%	1.25%	1.17%

Total expenses, net of waiver[4]	1.25%[5]	1.14%	1.22%	1.20%	1.26%	1.17%

Total expenses[4]	1.64%[5]	1.58%	1.68%	1.67%	1.73%	1.64%

Net investment income[4]	7.48%[5]	6.85%	6.83%	6.90%	7.15%	7.23%

Amount of dividends to Preferred Shareholders	2.05%[5]	1.69%	1.60%	1.00%	0.47%	0.53%

Net investment income to Common Shareholders	5.43%[5]	5.16%	5.23%	5.90%	6.68%	6.70%

Supplemental Data:

Net assets applicable to Common Shares, end of period (000)	$22,738	$24,053	$25,097	$24,966	$23,527	$21,944

Preferred Shares outstanding at liquidation preference, end of period (000)	$13,525	$13,525	$13,525	$13,525	$13,525	$13,525

Portfolio turnover	5%	12%	5%	5%	14%	18%

Asset coverage per Preferred Share, end of period	$67,038	$69,463	$71,404	$71,158	$68,490	$65,562

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Does not reflect the effect of dividends to Preferred Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Insured Municipal Income Trust (“Insured Municipal”), BlackRock California Insured Municipal Income Trust (“California Insured”), BlackRock Florida Insured Municipal Income Trust (“Florida Insured”), BlackRock New York Insured Municipal Income Trust (“New York Insured”) (collectively the “Insured Trusts”), BlackRock Municipal Bond Trust (“Municipal Bond”), BlackRock California Municipal Bond Trust (“California Bond”), BlackRock Florida Municipal Bond Trust (“Florida Bond”), BlackRock Maryland Municipal Bond Trust (“Maryland Bond”), BlackRock New Jersey Municipal Bond Trust (“New Jersey Bond”), BlackRock New York Municipal Bond Trust (“New York Bond”), BlackRock Virginia Municipal Bond Trust (“Virginia Bond”) (collectively the “Bond Trusts”), BlackRock Municipal Income Trust II (“Municipal Income II”), BlackRock California Municipal Income Trust II (“California Income II”) and BlackRock New York Municipal Income Trust II (“New York Income II”) (collectively the “Income II Trusts”) (all, collectively the “Trusts”) are organized as Delaware statutory trusts. Insured Municipal, Municipal Bond and Municipal Income II are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). California Insured, California Bond, California Income II, Florida Insured, Florida Bond, Maryland Bond, New Jersey Bond, New York Insured, New York Bond, New York Income II and Virginia Bond are registered as non-diversified, closed-end management investment companies under the 1940 Act. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees, as appropriate (the “Trustees” or the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. Financial futures contracts are traded on exchanges and are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Trusts’ pricing service. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., and/or sub-advisor seeks to determine the price that the Trusts might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Trusts may engage in various portfolio investment strategies to increase the return of the Trusts and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Forward interest rate swaps - The Trusts may enter into forward interest rate swaps, which are over-the-counter (“OTC”) contracts. In a forward interest rate swap, the Trusts and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. These periodic payments received or made by the Trusts are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are “marked to market” daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. The Trusts generally intend to close each forward interest rate swap before the accrual date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

The Trusts may utilize forward starting swaps for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Trusts’ exposure to interest rate risk.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required.

Effective February 29, 2008, the Trusts implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The Advisor has evaluated the application of FIN 48 to the Trusts, and has determined that the adoption of FIN 48 does not have a material impact on the Trusts’ financial statements. The Trusts file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ U.S. federal tax returns remain open for the years ended August 31, 2004 through August 31, 2006. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	73

Notes to Financial Statements (continued)

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Trusts amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 4.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

Forward Commitments, When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Trusts will hold liquid assets worth at least the equivalent of the amount due.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities or swaps), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees. These amounts are included in other assets on the Statement of Assets and Liabilities. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trusts. Each Trust may, however, elect to invest in Common Shares of other certain BlackRock closed-end Funds selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts or classes are charged to that Trust or class. Other operating expenses are pro-rated to certain Trusts on the basis of relative net assets.

Bank Overdraft: BlackRock Florida Insured Municipal Income Trust recorded a bank overdraft which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Trust entered into an Investment Advisory Agreement with the Advisor, to provide investment advisory and administration service. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Trusts’ portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trusts. For such services, the Trusts pay the Advisor a monthly fee at an annual rate of 0.55% for the Insured Trusts and Income II Trusts and 0.65% for the Bond Trusts of the average weekly value of each Trust’s net assets including proceeds from the issuance of auction preferred shares, excluding investments in affiliated sweep vehicles. The Advisor has voluntarily agreed to waive a portion of the investment advisory fee. With respect to the Insured Trusts, the waiver, as a percentage of net assets including proceeds from the issuance of Preferred Shares, is as follows: 0.20% for the first five years of each Trust’s operations, 0.15% in year six, 0.10% in year seven, and 0.05% in year eight. With respect to the Bond Trusts, the waiver, as a percentage of net assets including proceeds from the issuance of Preferred Shares, is as follows: 0.30% for the first five years of each Trust’s operations, 0.25% in year six, 0.20% in year seven, 0.15% in year eight, 0.10% in year nine and 0.05% in year 10. With respect to the Income II Trusts, the waiver, as a percentage of net assets including proceeds from the issuance of Preferred Shares, is as follows: 0.15% for the first five years of each Trust’s operations, 0.10% in year six through year seven, and 0.05% in year eight through year 10.

74	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Notes to Financial Statements (continued)

For the six months ended February 29, 2008, the Advisor waived fees as follows:

Fees Waived

Insured Municipal	$520,438
Municipal Bond	$313,688
Municipal Income II	$271,251
California Insured	$104,567
California Bond	$103,910
California Income II	$96,465
Florida Insured	$172,845
Florida Bond	$102,592
Maryland Bond	$61,364
New Jersey Bond	$69,879
New York Insured	$126,904
New York Bond	$83,841
New York Income II	$59,582
Virginia Bond	$47,725

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Advisor indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by advisor on the Statements of Operations. For the six months ended February 29, 2008, the amounts were as follows:

Insured Municipal	$4,783
Municipal Bond	$3,729
Municipal Income II	$13,373
California Insured	$8,472
California Bond	$5,477
California Income II	$—	*
Florida Insured	$13,407
Florida Bond	$4,727
Maryland Bond	$400
New Jersey Bond	$1,043
New York Insured	$—	*
New York Bond	$1,181
New York Income II	$1,822

* Amount is less than $1.00.

In addition, the Advisor has entered into separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, with respect to each Trust, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Advisor.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are on the Statements of Operations as fees paid indirectly.

Certain officers and/or Trustees of the Trusts are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investment securities, excluding short-term investments and U.S. government obligations, for the six months ended February 29, 2008 were as follows:

	Purchases	Sales

Insured Municipal	$77,571,991	$91,876,569
Municipal Bond	$12,720,275	$10,520,689
Municipal Income II	$18,717,958	$26,383,341
California Insured	$17,325,407	$27,290,542
California Bond	$5,584,631	$15,683,100
California Income II	$9,803,492	$23,375,084
Florida Insured	$12,642,006	$15,191,377
Florida Bond	$8,654,482	$9,343,530
Maryland Bond	$1,247,390	$3,013,935
New Jersey Bond	$1,556,978	$2,118,195
New York Insured	$17,811,410	$24,452,141
New York Bond	$5,867,881	$5,788,292
New York Income II	$3,641,457	$5,891,548
Virginia Bond	$2,043,586	$2,810,485

4. Capital Share Transactions:

The Trusts are authorized to issue an unlimited number of capital shares, par value $0.001, all of which were initially classified as Common Shares. The Board is authorized, however, to classify and reclassify any unissued shares of capital shares without approval of the holders of Common Shares.

Shares issued and outstanding during the six months ended February 29, 2008 and the year ended August 31, 2007 increased by the following amounts as a result of dividend reinvestments:

	For the Six Months Ended February 29, 2008	For the Year Ended August 31, 2007

Municipal Bond	30,711	63,348
Municipal Income II	46,453	128,267
California Insured	810	587
California Bond	13,683	21,441
California Income II	639	9,405
Florida Bond	3,473	10,341
Maryland Bond	4,602	8,328
New Jersey Bond	5,465	10,244
New York Insured	1,706	—
New York Bond	11,650	21,768
New York Income II	1,272	1,781
Virginia Bond	4,659	9,277

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	75

Notes to Financial Statements (continued)

Preferred Shares have a par value of $0.001 per share and a liquidation preference of $25,000 per share, plus accrued and unpaid dividends, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at February 29, 2008 were as follows:

	Series	Yield

Insured Municipal	M-7	4.188%
	R-7	4.508%
	F-7	4.508%
Municipal Bond	T-7	4.204%
	R-7	4.508%
Municipal Income II	M-7	4.189%
	T-7	4.204%
	W-7	4.356%
	R-7	4.508%
California Insured	F-7	4.508%
California Bond	F-7	4.508%
California Income II	T-7	4.204%
	R-7	4.508%
Florida Insured	M-7	4.188%
Florida Bond	W-7	4.356%
Maryland Bond	R-7	4.508%
New Jersey Bond	M-7	4.188%
New York Insured	R-7	4.508%
New York Bond	T-7	4.204%
New York Income II	W-7	4.356%
Virginia Bond	R-7	4.508%

Dividends on seven-day Preferred Shares are cumulative at a rate which is reset every seven days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the Trust’s are required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on the Preferred Shares is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. During the six months ended February 29, 2008, the Preferred Shares were successfully auctioned at each auction date until February 13, 2008. The low, high and average dividend range on the Preferred Shares for each of the Trusts for the six months ended February 29, 2008 were as follows:

	Series	Low	High	Average

Insured Municipal	M-7	2.400%	4.188%	3.350%
	R-7	1.950%	4.508%	3.180%
	F-7	2.000%	4.560%	3.280%
Municipal Bond	T-7	3.000%	6.000%	3.980%
	R-7	3.010%	6.000%	3.980%
Municipal Income II	M-7	2.890%	4.600%	3.724%
	T-7	3.000%	4.399%	3.560%
	W-7	3.100%	4.500%	3.754%
	R-7	2.930%	4.860%	3.786%
California Insured	F-7	2.500%	4.508%	3.234%
California Bond	F-7	2.500%	4.970%	3.700%
California Income II	T-7	2.850%	4.300%	3.450%
	R-7	2.900%	4.508%	3.480%
Florida Insured	M-7	3.110%	4.860%	3.788%
Florida Bond	W-7	2.490%	4.780%	3.790%
Maryland Bond	R-7	2.000%	4.900%	3.437%
New Jersey Bond	M-7	2.500%	4.810%	3.597%
New York Insured	R-7	2.100%	6.000%	3.347%
New York Bond	T-7	2.640%	5.500%	3.584%
New York Income II	W-7	2.090%	4.356%	3.314%
Virginia Bond	R-7	2.750%	4.860%	3.466%

A Trust may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary, are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) and will vote together with holders of Common Shares as a single class. However, holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Since February 13, 2008, the Preferred Shares of the Trusts failed to clear any of its auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate which ranged from 3.29% to 4.51%. A failed auction is not an event of default for the Trusts but it is a liquidity event for the holders of the Preferred Shares. Recent auction market liquidity problems have triggered numerous failed auctions for many closed-end funds, including BlackRock. A failed auction occurs when there are more sellers of a Trust’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. An auction for each Trust’s Preferred Shares may not occur for a long period of time, if ever, and even if liquidity does resume, holders of the Preferred Shares may not have the amount of liquidity they desire or the ability to sell the Preferred Shares at par.

76	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Notes to Financial Statements (concluded)

5. Capital Loss Carryforward

As of August 31, 2007, the Trusts had the following capital loss carryforwards available to offset future realized gains:

	Capital Loss Carryforward	Expires

Insured Municipal	$1,544,099	2015

Municipal Income II	$5,097,889	2012

California Insured	$717,737	2013

California Bond	$504,529	2012

California Income II	$3,224,992	2012
	360,789	2015

	$3,585,781

Florida Insured	$218,563	2013

Florida Bond	$23,751	2012
	541,566	2015

	$565,317

Maryland Bond	$27,007	2015

New York Income II	$70,160	2015

Virginia Bond	$45,800	2015

6. Concentration Risk:

The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states agencies, other governmental entities and U.S. Territories, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principle and interest payments and therefore could impact the value of the Trusts’ investments and net asset value per share, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedules of Investments.

7. Subsequent Events:

Each Trust paid tax-exempt dividends per common share on April 1, 2008 to shareholders of record on March 14, 2008 in the following amounts:

Common Dividend Per Share

Insured Municipal	$.061000
Municipal Bond	$.076500
Municipal Income II	$.071000
California Insured	$.058000
California Bond	$.077000
California Income II	$.065500
Florida Insured	$.058000
Florida Bond	$.077808
Maryland Bond	$.071350
New Jersey Bond	$.078582
New York Insured	$.058000
New York Bond	$.077099
New York Income II	$.062500
Virginia Bond	$.072428

The dividends declared on Preferred Shares for the period March 1, 2008 to March 31, 2008 for each of the Trusts were as follows:

	Series	Dividends Declared

Insured Municipal	M-7	$282,891
	R-7	$221,037
	F-7	$216,916
Municipal Bond	T-7	$139,471
	R-7	$141,385
Municipal Income II	M-7	$164,492
	T-7	$157,357
	W-7	$156,949
	R-7	$160,621
California Insured	F-7	$147,676
California Bond	F-7	$95,196
California Income II	T-7	$120,706
	R-7	$119,770
Florida Insured	M-7	$281,686
Florida Bond	W-7	$90,961
Maryland Bond	R-7	$145,395
New Jersey Bond	M-7	$64,763
New York Insured	R-7	$174,974
New York Bond	T-7	$74,590
New York Income II	W-7	$136,404
Virginia Bond	R-7	$42,259

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	77

Officers and Trustees

G. Nicholas Beckwith, III, Trustee
Richard E. Cavanagh, Trustee
Richard S. Davis, Trustee
Kent Dixon, Trustee
Frank J. Fabozzi, Trustee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Robert S. Salomon, Jr., Trustee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agents
Common Stock:
Computershare Trust Companies, N.A.
Canton, MA 02021
Preferred Stock:
For the Insured Trusts and Bond Trusts
The Bank of New York Mellon
New York, NY 10286
For the Income II Trusts
Deutsche Bank Trust Company Americas
New York, NY 10005

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Fund Address
BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809

78	SEMI-ANNUAL REPORT	FEBRUARY 29, 2008

Additional Information

Availability of Quarterly Schedule of Investments

Each Trust files their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safe-guarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic information about its Clients, except as permitted by law or as necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2008	79

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 411-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

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Item 2 –     Code of Ethics – Not Applicable to this semi-annual report

Item 3 –     Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –     Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –     Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –     Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form

Item 7 –     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –     Portfolio Managers of Closed-End Management Investment Companies – As of February 29, 2008
(a) Not Applicable
(b) Effective November 5, 2007, Phillip Soccio joined the Registrant’s portfolio management team. Messrs. Theodore R. Jaeckel, Jr. and Walter O’Connor, previously identified in response to paragraph (a) of this item in the Registrant’s most recent annual report, continue as members of the Registrant’s portfolio management team.

(a)(1) As of November 5, 2007, the Fund is managed by a team of investment professionals comprised of Phillip Soccio, CFA, Vice President at BlackRock, Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O’Connor, Managing Director at BlackRock. Each is a member of BlackRock’s municipal tax-exempt management group. Mr. Jaeckel and Mr. O’Connor are responsible for setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Soccio is the Fund’s lead portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Jaeckel and O’Connor have been members of the Fund’s management team since 2006 and Mr. Soccio has been the Fund’s portfolio manager since 2008.

Phillip Soccio, CFA, Vice President and portfolio manager, is a member of the BlackRock's Fixed Income Portfolio Management Group. His primary responsibility is managing client portfolios, with a sector emphasis on tax-exempt municipal securities. Prior to assuming his current role in 2007, Mr. Soccio was a member of BlackRock's Cash Management Group, where he was responsible for managing various tax-exempt money market funds. From 1998 to 2000, he was a member of BlackRock's Account Management Group responsible for institutional client service and marketing support. Mr. Soccio began his career at BlackRock in 1998.

(a)(2) As of February 29, 2008:

(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type			Performance-Based
	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
Phillip Soccio,
CFA	4	0	0	0	0	0
	$289 Million	$0	$0	$0	$0	$0

(iv) Potential Material Conflicts of Interest

BlackRock, Inc. and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Fund. In this connection, it should be noted that Mr. Jaeckel currently manages certain accounts that are subject to performance fees. In addition, Mr. Jaeckel assists in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of February 29, 2008:
Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks include a combination of market-based indices (e.g., Lehman Brothers Municipal Bond Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

          Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc.

restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each portfolio manager except Mr. Soccio has received awards under the LTIP.

          Deferred Compensation Program —A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other proprietary mutual funds. Each portfolio manager except Mr. Soccio has participated in the deferred compensation program.

          Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) As of February 29, 2008, Mr. Soccio did not beneficially own any stock issued by the Fund.

Item 9 –     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –    Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –    Controls and Procedures

11(a) –       The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Virginia Municipal Bond Trust

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: April 23, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: April 23, 2008